UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (800) 242-9596

Date of fiscal year end:     6-30-08

Date of reporting period:     3-31-08

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks—97.58%
	Institutional Capital LLC— 74.33%
	Beverages— 1.80%
272,900	Pepsico, Inc.	$19,703,380

	Building Products— 1.24%
684,500	Masco Corp.	13,573,635

	Chemicals— 2.91%
681,750	E.I. du Pont de Nemours & Co.	31,878,630

	Commercial Banks— 3.54%
469,150	BankAmerica Corp.	17,785,476
722,850	Wells Fargo & Co.	21,034,935

		38,820,411

	Communications Equipment— 2.14%
971,450	Cisco Systems, Inc.(a)	23,402,231

	Computers & Peripherals— 2.11%
506,050	Hewlett-Packard Co.	23,106,243

	Consumer Finance— 1.48%
329,050	Capital One Financial Corp.	16,195,841

	Defense— 1.64%
325,000	Textron, Inc.	18,011,500

	Diversified Telecommunication Services— 3.67%
1,049,958	AT&T, Inc.	40,213,391

	Electronic Equipment & Instruments— 3.02%
680,850	Texas Instruments, Inc.	19,247,629
404,200	Tyco Electronics Ltd.	13,872,144

		33,119,773

	Food & Staples Retailing— 1.64%
443,850	CVS Caremark Corp.	17,980,364

	Health Care Equipment & Supplies— 1.49%
369,700	Covidien Ltd.	16,359,225

	Hotels, Restaurants & Leisure— 0.42%
305,380	InterContinental Hotels Group PLC - ADR	4,611,238

	Household Products— 3.15%
491,600	Procter & Gamble Co.	34,446,412

	Insurance— 1.65%
329,000	ACE Ltd.	18,114,740

	Investment Banking/Brokerage— 7.97%
617,507	Bank of New York Mellon Corp.	25,768,567
72,250	Goldman Sachs Group, Inc.	11,949,428
875,800	JP Morgan	37,615,610
261,222	Morgan Stanley	11,937,845

		87,271,450

	Leisure Equipment & Products— 3.51%
765,750	Host Hotels & Resorts, Inc.	12,190,740
662,150	Viacom, Inc., Class - B(a)	26,234,383

		38,425,123

	Media— 1.75%
432,800	Omnicom Group, Inc.	19,121,104

	Multiline Retail— 1.35%
291,600	Target Corp.	14,778,288

	Non-Defense Capital Spending— 5.10%
943,223	General Electric Co.	34,908,683
257,250	Honeywell International, Inc.	14,514,045
58,775	Siemens AG - Sponsored ADR	6,402,949

		55,825,677

	Oil, Gas & Consumable Fuels— 9.73%
331,050	Baker Hughes, Inc.	22,676,925
274,200	Exxon Mobil Corp.	23,191,836
239,650	Occidental Petroleum Corp.	17,535,191
373,750	TOTAL SA - ADR	27,661,237
250,537	XTO Energy, Inc.	15,498,219

		106,563,408

	Paper & Forest Products— 0.75%
300,100	International Paper Co.	8,162,720

	Pharmaceuticals— 9.48%
356,400	Johnson & Johnson, Inc.	23,119,668
631,700	Merck & Co., Inc.	23,973,015
371,200	Novartis AG - ADR	19,016,576
410,250	Schering-Plough Corp.	5,911,702
761,600	Wyeth	31,804,416

		103,825,377

	Road & Rail— 0.74%
149,850	Norfolk Southern Corp.	8,139,852

	Wireless Telecommunication Services— 2.05%
762,550	Vodafone Group PLC - Sponsored ADR	22,502,851

	Total Institutional Capital LLC	814,152,864

	JS Asset Management LLC— 7.55%
	Auto Components— 0.35%
64,400	Navistar International Corp.(a)	3,873,660

	Automobiles— 0.09%
179,300	Ford Motor Co.(a)	1,025,596

	Commercial Banks— 0.40%
37,400	Regions Financial Corp.	738,650
133,020	Wachovia Corp.	3,591,540

		4,330,190

	Commercial Services & Supplies— 0.12%
29,660	Tyco International Ltd.	1,306,523

	Communications Equipment— 0.54%
624,550	Alcatel Lucent, SA - Sponsored ADR	3,597,408
201,420	Motorola, Inc.	1,873,206
67,683	Nortel Networks Corp.(a)	452,799

		5,923,413

	Computers & Peripherals— 0.24%
132,170	Dell, Inc.(a)	2,632,826

	Diversified Financial Services— 0.38%
195,350	Citigroup, Inc.	4,184,397

	Electric Utilities— 0.35%
160,780	Reliant Energy, Inc.(a)	3,802,447

	Electronic Equipment & Instruments— 0.19%
117,621	AU Optronics Corp. - Sponsored ADR	2,021,897

	Food & Staples Retailing— 0.04%
15,690	Safeway, Inc.	460,502

	Food Products— 0.27%
187,250	Tyson Foods, Inc., Class - A	2,986,638

	Health Care Providers & Services— 0.08%
48,840	Omnicare, Inc.	886,934

	Household Durables— 1.15%
117,600	Centex Corp.	2,847,096
338,490	D.R. Horton, Inc.	5,331,218
299,660	Pulte Homes, Inc.	4,360,053

		12,538,367

	Independent Power Producers & Energy Traders— 0.35%
106,330	Mirant Corp.(a)	3,869,349
	Insurance— 0.38%
185,932	Genworth Financial, Inc., Class - A	4,209,500

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	JS Asset Management LLC (continued)
	IT Services— 0.19%
1,220,870	BearingPoint, Inc.(a)	$2,051,062

	Multiline Retail— 0.07%
20,700	J.C. Penney Co., Inc.	780,597

	Oil, Gas & Consumable Fuels— 0.35%
74,340	Peabody Energy Corp.	3,791,340

	Paper & Forest Products— 0.15%
129,751	AbitibiBowater, Inc.(a)	1,675,085

	Pharmaceuticals— 0.17%
48,400	Sanofi-Aventis - ADR	1,816,936

	Real Estate Investment Trusts — 0.08%
60,100	Annaly Capital Management, Inc.	920,732

	Thrifts & Mortgage Finance— 1.40%
205,260	Fannie Mae	5,402,443
229,310	Freddie Mac	5,806,129
396,140	Washington Mutual, Inc.	4,080,242

		15,288,814

	Wireless Telecommunication Services— 0.21%
342,990	Sprint Nextel Corp.	2,294,603

	Total JS Asset Management LLC	82,671,408

	SSgA Funds Management, Inc.— 15.70%
	Aerospace & Defense— 0.28%
100	Alliant Techsystems, Inc.(a)	10,353
1,000	DRS Technologies, Inc.	58,280
9,620	General Dynamics Corp.	802,020
3,057	Honeywell International, Inc.	172,476
2,300	L-3 Communications Holdings, Inc.	251,482
8,940	Northrop Grumman Corp.	695,621
5,779	Raytheon Co.	373,381
400	Spirit Aerosystems Holdings, Inc., Class - A(a)	8,872
10,700	United Technologies Corp.	736,374

		3,108,859

	Air Freight & Logistics— 0.02%
1,300	FedEx Corp.	120,471
1,000	Teekay Corp.	42,470

		162,941

	Airlines— 0.02%
2,100	Northwest Airlines Corp.(a)	18,879
16,289	Southwest Airlines Co.	201,984
1,300	UAL Corp.	27,989
1,900	US Airways Group, Inc.(a)	16,929

		265,781

	Auto Components— 0.02%
712	Autoliv, Inc.	35,742
2,400	BorgWarner, Inc.	103,272
3,226	Johnson Controls, Inc.	109,039
1,000	TRW Automotive Holdings Corp.(a)	23,370

		271,423

	Automobiles— 0.05%
59,021	Ford Motor Co.(a)	337,600
12,991	General Motors Corp.	247,479

		585,079

	Beverages— 0.21%
7,500	Anheuser-Busch Cos., Inc.	355,875
600	Brown-Forman Corp., Class - B	39,732
8,400	Coca Cola Enterprises, Inc.	203,280
5,060	Constellation Brands, Inc., Class - A(a)	89,410
3,140	Molson Coors Brewing Co., Class - B	165,070
1,507	PepsiAmericas, Inc.	38,474
21,544	The Coca Cola Co.	1,311,383
2,700	The Pepsi Bottling Group, Inc.	91,557

		2,294,781

	Biotechnology— 0.08%
8,600	Amgen, Inc.(a)	359,308
6,444	Biogen Idec, Inc.(a)	397,530
4,160	Millennium Pharmaceuticals, Inc.(a)	64,314

		821,152

	Building Products— 0.03%
500	Armstrong World Industries, Inc.	17,830
9,405	Masco Corp.	186,501
3,000	Owens Corning(a)	54,390
2,100	USG Corp.(a)	77,322

		336,043

	Capital Markets— 0.42%
4,730	Allied Capital Corp.	87,174
6,500	Ameriprise Financial, Inc.	337,025
745	Blackrock, Inc., Class - A	152,114
8,300	E*TRADE Group, Inc.(a)	32,038
6,296	Goldman Sachs Group, Inc.	1,041,295
931	Janus Capital Group, Inc.	21,664
3,300	Jefferies Group, Inc.	53,229
2,200	Legg Mason, Inc.	123,156
14,726	Lehman Brothers Holdings, Inc.	554,287
19,995	Merrill Lynch & Co., Inc.	814,596
27,307	Morgan Stanley	1,247,930
857	Northern Trust Corp.	56,965
2,716	Raymond James Financial, Inc.	62,414
3,100	The Bear Stearns Cos., Inc.	32,519

		4,616,406

	Chemicals— 0.34%
3,221	Air Products & Chemicals, Inc.	296,332
100	Airgas, Inc.	4,547
1,552	Ashland, Inc.	73,410
395	Cabot Corp.	11,060
1,200	Celanese Corp., Series - A	46,860
5,500	Chemtura Corp.	40,370
1,100	Cytec Industries, Inc.	59,235
21,344	E.I. du Pont de Nemours & Co.	998,045
2,086	Eastman Chemical Co.	130,271
2,000	FMC Corp.	110,980
2,400	Huntsman Corp.	56,520
500	International Flavors & Fragrance, Inc.	22,025
1,319	Lubrizol Corp.	73,218
4,392	PPG Industries, Inc.	265,760
1,772	Rohm & Haas Co.	95,830
388	RPM International, Inc.	8,125
2,450	Sigma-Aldrich Corp.	146,142
26,249	The Dow Chemical Co.	967,276
2,396	The Mosaic Co.(a)	245,829
1,006	The Scotts Miracle-Gro Co.	32,614
2,432	The Valspar Corp.	48,251

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Chemicals (continued)
300	Westlake Chemical Corp.	$3,915

		3,736,615

	Commercial Banks— 0.91%
3,285	Associated Bancorp.	87,480
815	Bank of Hawaii Corp.	40,391
15,189	BB&T Corp.	486,959
524	BOK Financial Corp.	27,368
1,084	City National Corp.	53,615
4,287	Comerica, Inc.	150,388
1,983	Commerce Bancshares, Inc.	83,345
1,566	Cullen/Frost Bankers, Inc.	83,061
1,700	EastWest Bancorp, Inc.	30,175
14,839	Fifth Third Bancorp	310,432
200	First Citizens BancShares, Inc., Class - A	27,870
3,400	First Horizon National Corp.	47,634
4,671	Fulton Financial Corp.	57,407
9,554	Huntington Bancshares, Inc.	102,705
10,600	KeyCorp	232,670
1,936	M & T Bank Corp.	155,809
16,347	National City Corp.	162,653
2,800	Peoples United Financial, Inc.	48,468
9,590	PNC Financial Services Group, Inc.	628,816
7,410	Popular, Inc.	86,401
19,533	Regions Financial Corp.	385,777
9,897	SunTrust Banks, Inc.	545,721
5,005	Synovus Financial Corp.	55,355
3,414	TCF Financial Corp.	61,179
4,255	The Colonial BancGroup, Inc.	40,976
47,749	U.S. Bancorp	1,545,158
3,092	Valley National Bancorp	59,397
54,610	Wachovia Corp.	1,474,470
93,117	Wells Fargo & Co.	2,709,705
1,650	Whitney Holding Corp.	40,903
1,741	Wilmington Trust Corp.	54,145
2,960	Zions Bancorp	134,828

		10,011,261

	Commercial Services & Supplies— 0.14%
6,540	Allied Waste Industries, Inc.(a)	70,697
400	Avery Dennison Corp.	19,700
800	Cintas Corp.	22,832
3,600	Convergys Corp.(a)	54,216
3,200	Hertz Global Holdings, Inc.(a)	38,592
1,000	Hewitt Associates, Inc., Class A(a)	39,770
4,400	KBR, Inc.	122,012
970	Pitney Bowes, Inc.	33,969
6,222	R.R. Donnelley & Sons Co.	188,589
535	Republic Services, Inc., Class - A	15,643
210	Steelcase, Inc., Class - A	2,323
13,650	Tyco International Ltd.	601,283
1,700	URS Corp.(a)	55,573
6,361	Waste Management, Inc.	213,475

		1,478,674

	Communications Equipment— 0.08%
3,328	ADC Telecommunications, Inc.(a)	40,202
200	CommScope, Inc.(a)	6,966
3,100	JDS Uniphase Corp.(a)	41,509
3,800	Juniper Networks, Inc.(a)	95,000
63,900	Motorola, Inc.	594,270
12,505	Tellabs, Inc.(a)	68,152

		846,099

	Computers & Peripherals— 0.16%
7,713	International Business Machines Corp.	888,075
1,300	Lexmark International, Inc.(a)	39,936
4,194	NCR Corp.(a)	95,749
700	QLogic Corp.(a)	10,745
2,500	SanDisk Corp.(a)	56,425
9,500	Seagate Technology	198,930
16,450	Sun Microsystems, Inc.(a)	255,468
4,094	Teradata Corp.(a)	90,314
4,100	Western Digital Corp.(a)	110,864

		1,746,506

	Construction & Engineering— 0.0%
200	The Shaw Group, Inc.(a)	9,428

	Consumer Finance— 0.05%
2,808	AmeriCredit Corp.(a)	28,277
10,847	Capital One Financial Corp.	533,889

		562,166

	Containers & Packaging— 0.03%
2,972	Bemis Co., Inc.	75,578
228	Owens - Illinois, Inc.(a)	12,866
3,600	Sealed Air Corp.	90,900
6,300	Smurfit-Stone Container Corp.(a)	48,510
2,754	Sonoco Products Co.	78,847
2,508	Temple - Inland, Inc.	31,902

		338,603

	Distributors— 0.02%
4,767	Genuine Parts Co.	191,729

	Diversified Consumer Services— 0.01%
7,040	Service Corp. International	71,386

	Diversified Financial Services— 1.24%
5,100	American Capital Strategies Ltd.	174,216
2,100	BancorpSouth, Inc.	48,636
121,510	Bank of America Corp.	4,606,444
4,900	CIT Group, Inc.	58,065
142,729	Citigroup, Inc.	3,057,255
12,193	Discover Financial Services	199,599
300	GLG Partners, Inc.(a)	3,561
836	Guaranty Financial Group, Inc.(a)	8,878
2,500	Invesco Ltd.	60,900
93,559	JP Morgan	4,018,359
4,598	Leucadia National Corp.	207,922
6,846	Marshall & Ilsley Corp.	158,827
1,200	MF Global Ltd.(a)	11,892
2,000	TFS Financial Corp.	24,060
20,354	The Bank of New York Mellon Corp.	849,373
800	The Nasdaq Stock Market, Inc.(a)	30,928
100	The Student Loan Corp.	9,890
1,303	UnionBanCal Corp.	63,951

		13,592,756

	Diversified Telecommunication Services— 0.91%
168,813	AT&T, Inc.	6,465,538
2,976	CenturyTel, Inc.	98,922
7,260	Citizens Communications Co.	76,157
3,985	Embarq Corp.	159,799

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Telecommunication Services (continued)
43,797	Qwest Communications International, Inc.	$198,400
264	United States Cellular Corp.(a)	14,520
79,564	Verizon Communications, Inc.	2,900,108
5,599	Windstream Corp.	66,908

		9,980,352

	Electric Utilities— 0.59%
11,010	American Electric Power, Inc.	458,346
16,084	Dominion Resources, Inc.	656,871
1,242	DPL, Inc.	31,845
34,788	Duke Energy Corp.	620,966
9,026	Edison International	442,454
4,133	Energy East Corp.	99,688
5,488	Entergy Corp.	598,631
10,150	Exelon Corp.	824,890
11,208	FPL Group, Inc.	703,190
2,300	Great Plains Energy, Inc.	56,695
2,000	Hawaiian Electric Industries, Inc.	47,740
2,000	Integrys Energy Group, Inc.	93,280
4,098	Northeast Utilities	100,565
5,483	Pepco Holdings, Inc.	135,540
2,598	Pinnacle West Capital Corp.	91,138
2,616	PPL Corp.	120,127
2,700	Progress Energy, Inc. - CVO (a)(b)	0
7,170	Progress Energy, Inc.	298,989
9,291	Reliant Energy, Inc.(a)	219,732
5,706	Sierra Pacific Resources	72,067
20,702	The Southern Co.	737,198

		6,409,952

	Electrical Equipment— 0.04%
3,500	Cooper Industries Ltd., Class - A	140,525
3,806	Emerson Electric Co.	195,857
1,171	Hubbell, Inc., Class - B	51,161

		387,543

	Electronic Equipment & Instruments— 0.07%
1,460	Arrow Electronics, Inc.(a)	49,129
1,538	Avnet, Inc.(a)	50,339
948	AVX Corp.	12,144
3,600	Ingram Micro, Inc., Class - A(a)	56,988
1,600	Jabil Circuit, Inc.	15,136
1,400	Molex, Inc.	32,424
700	Rambus, Inc.(a)	16,317
8,500	Sanmina-SCI Corp.(a)	13,770
1,421	Tech Data Corp.(a)	46,609
13,750	Tyco Electronics Ltd.	471,900
3,655	Vishay Intertechnology, Inc.(a)	33,114

		797,870

	Energy Equipment & Services— 0.04%
300	ENSCO International, Inc.	18,786
2,900	Helmerich & Payne, Inc.	135,923
800	Nabors Industries Ltd.(a)	27,016
4,100	Patterson-UTI Energy, Inc.	107,338
1,070	Pride International, Inc.(a)	37,396
760	Rowan Cos., Inc.	31,297
600	SEACOR Holdings, Inc.(a)	51,216
466	Tidewater, Inc.	25,681
300	Unit Corp.(a)	16,995

		451,648

	Food & Staples Retailing— 0.25%
1,880	BJ’s Wholesale Club, Inc.(a)	67,097
3,853	Costco Wholesale Corp.	250,329
18,936	CVS Caremark Corp.	767,097
6,652	Kroger Co.	168,961
18,608	Rite Aid Corp.(a)	54,708
12,300	Safeway, Inc.	361,005
5,649	SUPERVALU, Inc.	169,357
17,633	Wal-Mart Stores, Inc.	928,907

		2,767,461

	Food Products— 0.40%
17,945	Archer-Daniels-Midland Co.	738,616
3,400	Bunge Ltd.	295,392
2,581	Campbell Soup Co.	87,625
13,464	ConAgra Foods, Inc.	322,463
1,900	Corn Products International, Inc.	70,566
3,250	Dean Foods Co.	65,293
5,000	Del Monte Foods Co.	47,650
8,199	General Mills, Inc.	490,956
3,937	H.J. Heinz Co.	184,921
2,009	Hormel Foods Corp.	83,695
2,100	Kellogg Co.	110,376
44,047	Kraft Foods, Inc.	1,365,897
1,148	McCormick & Co., Inc.	42,442
9,689	Sara Lee Corp.	135,452
2,974	Smithfield Foods, Inc.(a)	76,610
1,200	The Hershey Co.	45,204
1,600	The J.M. Smucker Co.	80,976
7,518	Tyson Foods, Inc., Class - A	119,912
700	William Wrigley Jr. Co.	43,988

		4,408,034

	Gas Utilities— 0.07%
2,100	AGL Resources, Inc.	72,072
1,900	Energen Corp.	118,370
748	Equitable Resources, Inc.	44,057
2,300	National Fuel Gas Co.	108,583
2,700	ONEOK, Inc.	120,501
3,036	Questar Corp.	171,716
2,880	Southern Union Co.	67,018
2,700	UGI Corp.	67,284

		769,601

	Health Care Equipment & Supplies— 0.11%
300	Beckman Coulter, Inc.	19,365
36,800	Boston Scientific Corp.(a)	473,616
13,650	Covidien Ltd.	604,012
1,327	Hillenbrand Industry, Inc.	63,431
300	Kinetic Concepts, Inc.(a)	13,869
700	The Cooper Cos., Inc.	24,101

		1,198,394

	Health Care Providers & Services— 0.08%
2,564	Aetna, Inc.	107,919
2,614	AmerisourceBergen Corp.	107,122
700	Brookdale Senior Living, Inc.	16,730
2,500	Community Health Systems, Inc.(a)	83,925
300	Coventry Health Care, Inc.(a)	12,105
6,900	Health Management Associates, Inc., Class - A(a)	36,501
1,600	LifePoint Hospitals, Inc.(a)	43,952
540	McKesson Corp.	28,280

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
2,776	Omnicare, Inc.	$50,412
300	Quest Diagnostics, Inc.	13,581
3,400	Tenet Healthcare Corp.(a)	19,244
800	Universal Health Services, Inc., Class - B	42,952
8,019	WellPoint, Inc.(a)	353,878

		916,601

	Health Care Technology— 0.0%
500	IMS Health, Inc.	10,505

	Hotels, Restaurants & Leisure— 0.18%
7,100	Carnival Corp.	287,408
1,000	International Speedway Corp., Class - A	41,200
25,984	McDonald’s Corp.	1,449,128
1,500	Penske Automotive Group, Inc.	29,190
3,500	Royal Caribbean Cruises Ltd.	115,150
4,412	Wyndham Worldwide Corp.	91,240

		2,013,316

	Household Durables— 0.13%
800	Black & Decker Corp.	52,880
3,000	Centex Corp.	72,630
8,372	D.R. Horton, Inc.	131,859
4,300	Fortune Brands, Inc.	298,850
900	Jarden Corp.(a)	19,566
2,100	KB HOME	51,933
4,640	Leggett & Platt, Inc.	70,760
3,648	Lennar Corp.	68,619
969	M.D.C Holdings, Inc.	42,433
1,472	Mohawk Industries, Inc.(a)	105,410
3,530	Newell Rubbermaid, Inc.	80,731
61	NVR, Inc.(a)	36,447
3,668	Pulte Homes, Inc.	53,369
1,521	Snap-On, Inc.	77,343
1,100	The Ryland Group, Inc.	36,179
1,500	The Stanley Works	71,430
3,500	Toll Brothers, Inc.(a)	82,180
590	Whirlpool Corp.	51,200

		1,403,819

	Household Products— 0.39%
200	Church & Dwight Co., Inc.	10,848
1,100	Colgate-Palmolive Co.	85,701
451	Energizer Holdings, Inc.(a)	40,806
6,513	Kimberly-Clark Corp.	420,414
52,095	Procter & Gamble Co.	3,650,297
287	The Clorox Co.	16,256

		4,224,322

	Independent Power Producers & Energy Traders— 0.02%
1,033	Constellation Energy Group, Inc.	91,183
2,089	Mirant Corp.(a)	76,019
1,300	NRG Energy, Inc.(a)	50,687

		217,889

	Industrial Conglomerates— 0.86%
1,200	3M Co.	94,980
1,100	Carlisle Cos., Inc.	36,784
250,391	General Electric Co.	9,266,971
1,049	Teleflex, Inc.	50,048

		9,448,783

	Insurance— 1.11%
8,600	ACE Ltd.	473,516
1,100	AFLAC, Inc.	71,445
122	Alleghany Corp.(a)	41,800
1,200	Allied World Assurance Holdings Ltd.	47,640
2,410	Ambac Financial Group, Inc.	13,858
2,313	American Financial Group, Inc.	59,120
57,188	American International Group, Inc.	2,473,381
400	American National Insurance Co.	42,680
7,883	Aon Corp.	316,897
1,300	Arch Capital Group Ltd.(a)	89,271
1,863	Arthur J. Gallagher & Co.	44,004
3,300	Assurant, Inc.	200,838
4,400	AXIS Capital Holdings Ltd.	149,512
4,817	Cincinnati Financial Corp.	183,239
700	CNA Financial Corp.	18,053
4,600	Conseco, Inc.(a)	46,920
1,500	Endurance Specialty Holdings Ltd.	54,900
900	Erie Indemnity Co., Class - A	46,071
1,700	Everest Re Group Ltd.	152,201
6,389	Fidelity National Financial, Inc., Class - A	117,110
1,300	Hanover Insurance Group, Inc.	53,482
1,606	HCC Insurance Holdings, Inc.	36,440
7,541	Lincoln National Corp.	392,132
12,088	Loews Corp.	486,179
273	Markel Corp.(a)	120,112
14,020	Marsh & McLennan Cos., Inc.	341,387
6,056	MBIA, Inc.	74,004
800	Mercury General Corp.	35,448
13,031	MetLife, Inc.	785,248
1,400	Nationwide Financial Services, Inc.	66,192
5,935	Old Republic International Corp.	76,621
800	OneBeacon Insurance Group Ltd.	15,216
1,200	PartnerRe Ltd.	91,560
300	Philadelphia Consolidated Holding Corp.(a)	9,660
6,808	Principal Financial Group, Inc.	379,342
1,831	Protective Life Corp.	74,265
800	Reinsurance Group of America, Inc.	43,552
1,800	RenaissanceRe Holdings Ltd.	93,438
2,600	Safeco Corp.	114,088
1,400	StanCorp Financial Group, Inc.	66,794
15,685	The Allstate Corp.	753,821
10,353	The Chubb Corp.	512,266
2,400	The First American Corp.	81,456
8,719	The Hartford Financial Services Group, Inc.	660,639
19,420	The Progressive Corp.	312,079
17,111	The Travelers Cos., Inc.	818,761
2,470	Torchmark Corp.	148,472
427	Transatlantic Holdings, Inc.	28,331
1,269	Unitrin, Inc.	44,847
9,795	Unum Corp.	215,588
3,155	W.R. Berkley Corp.	87,362
11,780	Wentworth Financial, Inc., Class - A	266,699

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Insurance (continued)
47	Wesco Financial Corp.	$18,988
250	White Mountains Insurance Group Ltd.	120,000
4,529	XL Capital Ltd., Class - A	133,832

		12,200,757

	Internet & Catalog Retail— 0.03%
5,057	Expedia, Inc.(a)	110,698
4,257	IAC/InterActiveCorp.(a)	88,375
6,711	Liberty Media Corp. - Interactive, Class A(a)	108,316

		307,389

	IT Services— 0.04%
1,400	Affiliated Computer Services, Inc., Class - A(a)	70,154
4,557	Computer Sciences Corp.(a)	185,891
5,525	Electronic Data Systems Corp.	91,991
734	Fidelity National Information Services, Inc.	27,995
1,000	The Western Union Co.	21,270
9,769	Unisys Corp.(a)	43,277

		440,578

	Leisure Equipment & Products— 0.03%
2,263	Brunswick Corp.	36,140
7,930	Eastman Kodak Co.	140,123
2,459	Hasbro, Inc.	68,606
5,500	Mattel, Inc.	109,450

		354,319

	Life Sciences Tools & Services— 0.06%
3,600	Applera Corp. - Applied Biosystems Group	118,296
1,200	Charles River Laboratories International, Inc.(a)	70,728
800	Invitrogen Corp.(a)	68,376
2,400	PerkinElmer, Inc.	58,200
5,700	Thermo Electron Corp.(a)	323,988

		639,588

	Machinery— 0.27%
800	AGCO Corp.(a)	47,904
1,400	Crane Co.	56,490
11,740	Deere & Co.	944,366
3,600	Dover Corp.	150,408
3,600	Eaton Corp.	286,812
200	Flowserve Corp.	20,876
1,400	Gardner Denver, Inc.(a)	51,940
3,300	Illinois Tool Works, Inc.	159,159
7,100	Ingersoll-Rand Co., Ltd., Class - A	316,518
4,302	ITT Corp.	222,887
800	Kennametal, Inc.	23,544
300	Lincoln Electric Holdings, Inc.	19,347
260	Pall Corp.	9,118
4,679	Parker-Hannifin Corp.	324,114
2,610	Pentair, Inc.	83,259
1,467	SPX Corp.	153,888
2,636	The Timken Co.	78,342
300	Trinity Industries, Inc.	7,995

		2,956,967

	Marine— 0.0%
1,100	Alexander & Baldwin, Inc.	47,388

	Media— 0.48%
4,157	Cablevision Systems Corp., Class - A(a)	89,085
16,181	CBS Corp., Class - B	357,277
100	Central Eurpoean Media Enterprises Ltd., Class - A(a)	8,523
10,453	Clear Channel Communications, Inc.	305,437
31,494	Comcast Corp., Class - A	609,094
3,184	Discovery Holding Co., Class - A(a)	67,564
300	Dreamworks Animation SKG, Inc.(a)	7,734
6,387	Gannett Co., Inc.	185,542
600	Getty Images, Inc.(a)	19,200
500	Harte - Hanks, Inc.	6,835
600	Hearst - Argyle Television, Inc.	12,378
3,627	Idearc, Inc.	13,202
5,300	Interpublic Group of Cos., Inc.(a)	44,573
4,927	Liberty Global, Inc., Class - A(a)	167,912
3,305	Liberty Media Corp. - Capital, Series A(a)	52,021
14,320	Liberty Media Corp. - Entertainment, Class - A(a)	324,205
21,428	News Corp., Class - A	401,775
1,700	R. H. Donnelley Corp.(a)	8,602
500	Regal Entertainment Group, Class - A	9,645
2,600	The E.W. Scripps Co., Class - A	109,226
1,213	The McClatchy Co., Class - A	12,979
2,938	The New York Times Co., Class - A	55,469
30,591	The Walt Disney Co.	959,946
162	The Washington Post Co., Class - B	107,163
1,900	Time Warner Cable, Inc., Class - A(a)	47,462
83,702	Time Warner, Inc.	1,173,502
8,418	Virgin Media, Inc.	118,441
100	Warner Music Group Corp.	498

		5,275,290

	Metals & Mining— 0.23%
22,438	Alcoa, Inc.	809,115
600	Carpenter Technology Corp.	33,582
3,200	Commercial Metals Co.	95,904
1,783	Freeport-McMoran Copper & Gold, Inc., Class - B	171,560
6,700	Newmont Mining Corp.	303,510
6,500	Nucor Corp.	440,310
1,600	Reliance Steel & Aluminum Co.	95,776
3,400	Steel Dynamics, Inc.	112,336
3,252	United States Steel Corp.	412,581

		2,474,674

	Multi-Utilities— 0.36%
2,971	Alliant Energy Corp.	104,015
5,616	Ameren Corp.	247,329
6,000	CMS Energy Corp.	81,240
7,288	Consolidated Edison, Inc.	289,333
4,567	DTE Energy Co.	177,611
8,450	FirstEnergy Corp.	579,839
1,300	Lennox International, Inc.	46,761
5,191	MDU Resources Group, Inc.	127,439
7,512	NiSource, Inc.	129,507
2,738	NSTAR	83,317

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Multi-Utilities (continued)
2,407	OGE Energy Corp.	$75,026
9,474	PG&E Corp.	348,833
14,004	Public Service Enterprise Group, Inc.	562,821
3,483	Puget Energy, Inc.	90,105
3,298	SCANA Corp.	120,641
7,317	Sempra Energy	389,850
5,600	TECO Energy, Inc.	89,320
1,903	Vectren Corp.	51,057
3,210	Wisconsin Energy Corp.	141,208
11,117	Xcel Energy, Inc.	221,784

		3,957,036

	Multiline Retail— 0.05%
1,400	Dillard’s, Inc., Class - A	24,094
12,120	Macy’s, Inc.	279,487
471	Saks, Inc.(a)	5,873
1,988	Sears Holding Corp.(a)	202,955

		512,409

	Office Electronics— 0.03%
25,239	Xerox Corp.	377,828

	Oil, Gas & Consumable Fuels— 2.61%
12,800	Anadarko Petroleum Corp.	806,784
9,090	Apache Corp.	1,098,254
2,200	Atmos Energy Corp.	56,100
5,700	Chesapeake Energy Corp.	263,055
58,851	Chevron Corp.	5,023,521
2,300	Cimarex Energy Co.	125,902
44,782	ConocoPhillips	3,412,836
600	Continental Resources, Inc.(a)	19,134
12,268	Devon Energy Corp.	1,279,921
7,712	Dynegy, Inc., Class - A(a)	60,848
18,815	El Paso Corp.	313,082
6,700	EOG Resources, Inc.	804,000
116,572	Exxon Mobil Corp.	9,859,660
2,200	Forest Oil Corp.(a)	107,712
1,500	Frontier Oil Corp.	40,890
400	Helix Energy Solutions Group, Inc.(a)	12,600
7,629	Hess Corp.	672,725
19,819	Marathon Oil Corp.	903,746
5,200	Murphy Oil Corp.	427,128
3,678	Newfield Exploration Co.(a)	194,382
4,060	Noble Energy, Inc.	295,568
22,906	Occidental Petroleum Corp.	1,676,032
800	Overseas Shipholding Group, Inc.	56,032
3,500	Pioneer Natural Resources Co.	171,920
3,109	Plains Exploration & Production Co.(a)	165,212
500	SandRidge Energy, Inc.(a)	19,575
17,544	Spectra Energy Corp.	399,126
1,700	St. Mary Land & Exploration Co.	65,450
3,318	Valero Energy Corp.	162,947
400	W & T Offshore, Inc.	13,644
400	Western Refining, Inc.	5,388
2,511	Williams Cos., Inc.	82,813

		28,595,987

	Paper & Forest Products— 0.08%
6,197	Domtar Corp.(a)	42,326
12,084	International Paper Co.	328,685
2,700	Louisiana-Pacific Corp.	24,786
4,793	MeadWestvaco Corp.	130,465
6,006	Weyerhaeuser Co.	390,630

		916,892

	Personal Products— 0.01%
1,818	Alberto - Culver Co.	49,831
800	Avon Products, Inc.	31,632

		81,463

	Pharmaceuticals— 0.84%
14,000	Eli Lilly & Co.	722,260
49,568	Johnson & Johnson, Inc.	3,215,476
6,300	King Pharmaceuticals, Inc.(a)	54,810
10,431	Merck & Co., Inc.	395,856
192,275	Pfizer, Inc.	4,024,316
1,316	Watson Pharmaceuticals, Inc.(a)	38,585
17,600	Wyeth	734,976

		9,186,279

	Real Estate Investment Trusts— 0.40%
2,701	AMB Property Corp.	146,988
12,194	Annaly Capital Management, Inc.	186,812
2,713	Apartment Investment & Management Co., Class - A	97,153
2,200	AvalonBay Communities, Inc.	212,344
2,776	Boston Properties, Inc.	255,586
2,100	Brandywine Realty Trust	35,616
1,258	BRE Properties, Class - A	57,315
1,400	Camden Property Trust	70,280
1,432	CapitalSource, Inc.	13,847
1,800	CBL & Associates Properties, Inc.	42,354
1,200	Colonial Properties Trust	28,860
3,316	Developers Diversified Realty Corp.	138,874
2,700	Douglas Emmett, Inc.	59,562
900	Duke Realty Corp.	20,529
7,271	Equity Residential	301,674
400	Essex Property Trust, Inc.	45,592
800	Federal Realty Investment Trust	62,360
1,036	Forestar Real Estate Group, Inc.(a)	25,807
2,499	General Growth Properties, Inc.	95,387
5,796	HCP, Inc.	195,963
2,200	Health Care REIT, Inc.	99,286
2,450	Hospitality Properties Trust	83,349
14,174	Host Hotels & Resorts, Inc.	225,650
6,200	HRPT Properties Trust	41,726
3,385	iStar Financial, Inc.	47,492
5,783	Kimco Realty Corp.	226,520
2,413	Liberty Property Trust	75,068
1,944	Mack-Cali Realty Corp.	69,420
4,452	Plum Creek Timber Co., Inc.	181,196
841	ProLogis	49,501
3,117	Public Storage, Inc.	276,229
1,862	Rayonier, Inc.	80,885
1,800	Regency Centers Corp.	116,568
2,717	Simon Property Group, Inc.	252,436
1,597	SL Green Realty Corp.	130,108
600	Taubman Centers, Inc.	31,260
3,600	Thornburg Mortgage, Inc.	3,816

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Investment Trusts (continued)
3,600	Vornado Realty Trust	$310,356

		4,393,769

	Road & Rail— 0.13%
1,556	Avis Budget Group, Inc.(a)	16,525
500	Burlington Northern Santa Fe Corp.	46,110
300	Con-Way, Inc.	14,844
9,210	CSX Corp.	516,405
900	Kansas City Southern Industries, Inc.(a)	36,099
5,380	Norfolk Southern Corp.	292,241
1,587	Ryder System, Inc.	96,664
2,849	Union Pacific Corp.	357,208
1,400	YRC Worldwide, Inc.(a)	18,368

		1,394,464

	Semiconductors & Semiconductor Equipment— 0.04%
9,600	Advanced Micro Devices, Inc.(a)	56,544
11,424	Atmel Corp.(a)	39,756
1,700	Cree, Inc.(a)	47,532
1,900	Fairchild Semiconductor International, Inc.(a)	22,648
3,070	Integrated Device Technology, Inc.(a)	27,415
1,300	International Rectifier Corp.(a)	27,950
1,700	Intersil Corp., Class - A	43,639
7,272	LSI Logic Corp.(a)	35,996
13,200	Micron Technology, Inc.(a)	78,804
1,000	Novellus Systems(a)	21,050
2,400	Teradyne, Inc.(a)	29,808

		431,142

	Software— 0.06%
4,322	CA, Inc.	97,245
5,200	Cadence Design Systems, Inc.(a)	55,536
1,310	Compuware Corp.(a)	9,615
1,200	Fair Isaac Corp.	25,824
2,082	Metavante Technologies, Inc.(a)	41,619
8,300	Novell, Inc.(a)	52,207
20,170	Symantec Corp.(a)	335,226
200	VMware, Inc., Class - A(a)	8,564

		625,836

	Specialty Retail— 0.10%
400	AnnTaylor Stores Corp.(a)	9,672
3,517	AutoNation, Inc.(a)	52,649
1,100	Barnes & Noble, Inc.	33,715
2,227	Circuit City Stores, Inc.	8,863
200	Copart, Inc.(a)	7,752
4,229	Foot Locker, Inc.	49,775
19,575	Home Depot, Inc.	547,513
904	OfficeMax, Inc.	17,303
1,100	RadioShack Corp.	17,875
14,914	The Gap, Inc.	293,508

		1,038,625

	Textiles, Apparel & Luxury Goods— 0.02%
2,400	Jones Apparel Group, Inc.	32,208
2,692	Liz Claiborne, Inc.	48,860

Shares or Principal Amount	Security Description	Value
	Textiles, Apparel & Luxury Goods (continued)
2,437	V.F. Corp.	188,892

		269,960

	Thrifts & Mortgage Finance— 0.18%
2,351	Astoria Financial Corp.	63,853
200	Capitol Federal Financial	7,496
15,654	Countrywide Financial Corp.	86,097
26,800	Fannie Mae	705,376
11,237	Freddie Mac	284,521
8,992	Hudson City Bancorp, Inc.	158,979
1,894	IndyMac Bancorp, Inc.	9,394
2,024	MGIC Investment Corp.	21,313
8,821	New York Community Bancorp	160,719
1,980	Radian Group, Inc.	13,009
12,247	Sovereign Bancorp, Inc.	114,142
2,066	The PMI Group, Inc.	12,024
2,360	Washington Federal, Inc.	53,902
23,861	Washington Mutual, Inc.	245,768
1,400	Webster Financial Corp.	39,018

		1,975,611

	Tobacco— 0.21%
24,950	Altria Group, Inc.	553,890
1,242	Carolina Group	90,107
24,750	Philip Morris International, Inc.(a)	1,251,855
4,602	Reynolds American, Inc.	271,656
1,845	UST, Inc.	100,589

		2,268,097

	Trading Companies & Distributors— 0.01%
800	GATX Corp.	31,256
2,400	United Rentals, Inc.(a)	45,216
300	W.W. Grainger, Inc.	22,917

		99,389

	Water Utilities— 0.01%
3,316	Aqua America, Inc.	62,274

	Wireless Telecommunication Services— 0.06%
700	Clearwire Corp., Class - A(a)	10,367
1,000	Crown Castle International Corp.(a)	34,490
77,709	Sprint Nextel Corp.	519,873
1,426	Telephone & Data Systems, Inc.	55,999

		620,729

	Total SSgA Funds Management, Inc.	171,958,518

	Total Common Stocks	1,068,782,790

	Money Market Mutual Fund—0.83%
	SSgA Funds Management, Inc.— 0.83%
5,974,059	Alliance Money Market Fund Prime Portfolio, 2.75%(c)	5,974,059
3,147,635	Federated Prime Obligations, 3.17%(c)	3,147,635

	Total Money Market Mutual Fund	9,121,694

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Principal Amount	Security Description	Value
	Time Deposits—1.68%
	Institutional Capital LLC— 1.42%
$15,563,674	Liquidity Management Control System Time Deposit	$15,563,674
	JS Asset Management LLC— 0.26%
2,870,668	Liquidity Management Control System Time Deposit	2,870,668

	Total Time Deposits	18,434,342

	U.S. Treasury Bills—0.02%
	SSgA Funds Management, Inc.— 0.02%
218,000	U.S. Treasury Bills, 1.57%, 6/12/08(d)(e)	217,475

	Total U.S. Treasury Bills	217,475

	Total Investments (cost $1,074,851,182) (f) — 100.11%	1,096,556,301

	Liabilities in excess of other assets — (0.11)%	(1,233,323)

	Net Assets — 100.00%	$1,095,322,978

(a)	Represents non-income producing security.
(b)	Escrow Security due to bankruptcy.
(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Represents cost for financial reporting purposes.
ADR	American Depositary Receipt
CVO	Contingent Value Obligations
REIT	Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/Loss
34	S&P 500 E-mini Future	$2,250,800	Jun-08	$53,134
3	S&P 400 E-mini Future	234,450	Jun-08	1,687
3	Russell 1000 Future	1,082,100	Jun-08	24,900
3	Russell 1000 Value Future	1,083,375	Jun-08	52,109

				$131,830

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks—97.39%
	Jennison Associates LLC— 35.10%
	Aerospace & Defense— 1.11%
123,500	Raytheon Co.	$7,979,335
163,900	United Technologies Corp.	11,279,598

		19,258,933

	Beverages— 1.47%
174,600	PepsiCo, Inc.	12,606,120
213,700	The Coca-Cola Co.	13,007,919

		25,614,039

	Biotechnology— 2.90%
129,700	Amgen, Inc.(a)	5,418,866
190,300	Genentech, Inc.(a)	15,448,554
571,400	Gilead Sciences, Inc.(a)	29,444,242

		50,311,662

	Capital Markets— 1.55%
571,100	Charles Schwab Corp.	10,753,813
37,900	Goldman Sachs Group, Inc.	6,268,281
137,200	Lazard Ltd., Class - A	5,241,040
113,300	Merrill Lynch & Co., Inc.	4,615,842

		26,878,976

	Chemicals— 1.18%
184,300	Monsanto Co.	20,549,450

	Communications Equipment— 3.23%
769,100	Cisco Systems, Inc.(a)	18,527,619
230,000	Nokia Oyj - ADR	7,320,900
256,500	Qualcomm, Inc.	10,516,500
175,400	Research In Motion Ltd.(a)	19,685,142

		56,050,161

	Computers & Peripherals— 1.61%
88,200	Apple, Inc.(a)	12,656,700
336,500	Hewlett Packard Co.	15,364,590

		28,021,290

	Diversified Consumer Services— 0.56%
156,100	Visa, Inc., Class - A(a)	9,734,396

	Diversified Financial Services— 0.28%
78,800	NYSE Euronext	4,862,748

	Electrical Equipment— 0.35%
222,800	ABB Ltd. - ADR	5,997,776

	Energy Equipment & Services— 1.38%
46,800	First Solar, Inc.(a)	10,817,352
150,300	Schlumberger Ltd.	13,076,100

		23,893,452

	Food & Staples Retailing— 1.45%
154,200	Costco Wholesale Corp.	10,018,374
252,500	CVS Caremark Corp.	10,228,775
152,400	Whole Foods Market, Inc.	5,024,628

		25,271,777

	Health Care Equipment & Supplies— 2.11%
91,600	Alcon, Inc.	13,030,100
216,900	Baxter International, Inc.	12,541,158
70,200	Hologic, Inc.(a)	3,903,120
165,700	St. Jude Medical, Inc.(a)	7,156,583

		36,630,961

	Hotels, Restaurants & Leisure— 0.54%
271,900	Marriott International, Inc., Class - A	9,342,484

	Household Products— 1.00%
223,500	Colgate-Palmolive Co.	17,412,885

	Industrial Conglomerates— 1.17%
466,800	General Electric Co.	17,276,268
43,400	Veolia Environnement - ADR	3,034,962

		20,311,230

	Internet & Catalog Retail— 0.42%
103,000	Amazon.com, Inc.(a)	7,343,900

	Internet Software & Services— 1.94%
210,000	Akamai Technologies(a)	5,913,600
50,000	Google, Inc., Class - A(a)	22,023,500
160,700	Infosys Technologies Ltd. - ADR	5,748,239

		33,685,339

	Life Sciences Tools & Services— 0.63%
193,800	Thermo Fisher Scientific, Inc.(a)	11,015,592

	Media— 1.55%
549,700	News Corp., Class - A	10,306,875
530,200	The Walt Disney Co.	16,637,676

		26,944,551

	Multiline Retail— 0.17%
232,300	Saks, Inc.(a)	2,896,781

	Oil, Gas & Consumable Fuels— 1.37%
203,100	Marathon Oil Corp.	9,261,360
129,600	Occidental Petroleum Corp.	9,482,832
152,700	Southwestern Energy Co.(a)	5,144,463

		23,888,655

	Pharmaceuticals— 4.37%
281,200	Abbott Laboratories	15,508,180
180,100	Elan Corp. PLC - ADR(a)	3,756,886
306,600	Merck & Co., Inc.	11,635,470
296,300	Mylan, Inc.	3,437,080
152,100	Roche Holdings AG - ADR	14,371,108
356,600	Schering-Plough Corp.	5,138,606
268,900	Teva Pharmaceutical Industries Ltd. - ADR	12,420,491
231,500	Wyeth	9,667,440

		75,935,261

	Software— 1.80%
303,800	Adobe Systems, Inc.(a)	10,812,242
721,300	Microsoft Corp.	20,470,494

		31,282,736

	Textiles, Apparel & Luxury Goods— 0.96%
173,400	Coach, Inc.(a)	5,228,010
168,700	NIKE, Inc., Class - B	11,471,600

		16,699,610

	Total Jennison Associates LLC	609,834,645

	SSgA Funds Management, Inc.— 39.30%
	Aerospace & Defense— 1.36%
2,742	Alliant Techsystems, Inc.(a)	283,879
8,700	BE Aerospace, Inc.(a)	304,065
78,970	Boeing Co.	5,872,999
200	DRS Technologies, Inc.	11,656
5,900	General Dynamics Corp.	491,883
12,100	Goodrich Corp.	695,871

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
66,500	Honeywell International, Inc.	$3,751,930
4,200	L-3 Communications Holdings, Inc.	459,228
35,100	Lockheed Martin Corp.	3,485,430
2,200	Northrop Grumman Corp.	171,182
13,833	Precision Castparts Corp.	1,412,073
22,900	Raytheon Co.	1,479,569
16,400	Rockwell Collins, Inc.	937,260
5,400	Spirit Aerosystems Holdings, Inc., Class - A(a)	119,772
60,426	United Technologies Corp.	4,158,517

		23,635,314

	Air Freight & Logistics— 0.55%
17,314	C.H. Robinson Worldwide, Inc.	941,881
21,728	Expeditors International of Washington, Inc.	981,671
25,900	FedEx Corp.	2,400,153
5,000	Frontline Ltd.	230,100
66,890	United Parcel Service, Inc., Class - B	4,884,308
10,200	UTI Worldwide, Inc.	204,816

		9,642,929

	Airlines— 0.07%
23,900	AMR Corp.(a)	215,578
9,100	Continental Airlines, Class - B(a)	174,993
1,500	Copa Holdings SA, Class - A	57,165
30,400	Delta Air Lines, Inc.(a)	261,440
16,900	Northwest Airlines Corp.(a)	151,931
14,200	Southwest Airlines Co.	176,080
6,300	UAL Corp.	135,639

		1,172,826

	Auto Components— 0.18%
4,800	Autoliv, Inc.	240,960
2,400	BorgWarner, Inc.	103,272
13,160	Gentex Corp.	225,694
23,600	Goodyear Tire & Rubber Co.(a)	608,880
47,254	Johnson Controls, Inc.	1,597,185
6,004	WABCO Holdings, Inc.	273,903

		3,049,894

	Automobiles— 0.06%
23,648	Harley-Davidson, Inc.	886,800
3,200	Thor Industries, Inc.	95,264

		982,064

	Beverages— 1.37%
45,407	Anheuser-Busch Cos., Inc.	2,154,562
5,228	Brown-Forman Corp., Class - B	346,198
6,337	Hansen Natural Corp.(a)	223,696
162,963	PepsiCo, Inc.	11,765,929
152,607	The Coca-Cola Co.	9,289,188
3,039	The Pepsi Bottling Group, Inc.	103,052

		23,882,625

	Biotechnology— 1.06%
77,464	Amgen, Inc.(a)	3,236,446
12,700	Amylin Pharmaceuticals, Inc.(a)	370,967
5,227	Biogen Idec, Inc.(a)	322,454
42,422	Celgene Corp.(a)	2,600,044
6,415	Cephalon, Inc.(a)	413,126
46,474	Genentech, Inc.(a)	3,772,759
26,480	Genzyme Corp.(a)	1,973,819
93,016	Gilead Sciences, Inc.(a)	4,793,115
5,700	ImClone Systems, Inc.(a)	241,794
16,851	Millennium Pharmaceuticals, Inc.(a)	260,516
10,600	PDL Biopharma, Inc.(a)	112,254
15,100	Vertex Pharmaceuticals, Inc.(a)	360,739

		18,458,033

	Building Products— 0.0%
1,900	Masco Corp.	37,677

	Capital Markets— 0.79%
3,900	Affiliated Managers Group, Inc.(a)	353,886
3,700	BlackRock, Inc., Class - A	755,466
94,859	Charles Schwab Corp.	1,786,195
13,900	E*Trade Group, Inc.(a)	53,654
10,372	Eaton Vance Corp.	316,450
8,220	Federated Investors, Inc.	321,895
16,700	Franklin Resources, Inc.	1,619,733
17,847	Goldman Sachs Group, Inc.	2,951,715
4,000	Investment Technology Group, Inc.(a)	184,720
13,500	Janus Capital Group, Inc.	314,145
5,300	Lazard Ltd., Class - A	202,460
5,100	Legg Mason, Inc.	285,498
24,100	Merrill Lynch & Co., Inc.	981,834
5,800	Morgan Stanley	265,060
18,819	Northern Trust Corp.	1,250,899
12,800	SEI Investments Co.	316,032
26,794	T. Rowe Price Group, Inc.	1,339,700
26,100	TD Ameritrade Holding Corp.(a)	430,911

		13,730,253

	Chemicals— 0.84%
10,450	Air Products & Chemicals, Inc.	961,400
7,400	Airgas, Inc.	336,478
7,700	Albemarle Corp.	281,204
4,900	Cabot Corp.	137,200
8,300	Celanese Corp., Class - A	324,115
15,100	E.I. du Pont de Nemours & Co.	706,076
17,940	Ecolab, Inc.	779,134
6,300	International Flavors & Fragrance, Inc.	277,515
1,600	Lubrizol Corp.	88,816
54,500	Monsanto Co.	6,076,750
13,700	Nalco Holding Co.	289,755
31,900	Praxair, Inc.	2,686,937
7,600	Rohm & Haas Co.	411,008
10,400	RPM International, Inc.	217,776
4,000	Sigma-Aldrich Corp.	238,600
6,700	The Mosaic Co.(a)	687,420
719	The Scotts Miracle-Gro Co., Class - A	23,310
1,500	The Valspar Corp.	29,760

		14,553,254

	Commercial Banks— 0.02%
1,400	Bank of Hawaii Corp.	69,384
13,780	People’s United Financial, Inc.	238,532
10,220	Synovus Financial Corp.	113,033

		420,949

	Commercial Services & Supplies— 0.46%
4,761	Allied Waste Industries, Inc.(a)	51,467
8,970	Avery Dennison Corp.	441,773
6,739	ChoicePoint, Inc.(a)	320,776

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Commercial Services & Supplies (continued)
9,971	Cintas Corp.	$284,572
5,900	Copart, Inc.(a)	228,684
12,400	Corrections Corp. of America(a)	341,248
5,816	Dun & Bradstreet Corp.	473,306
13,004	Equifax, Inc.	448,378
2,700	Genpact Ltd.(a)	33,075
19,500	Hertz Global Holdings, Inc.(a)	235,170
5,900	Hewitt Associates, Inc., Class - A(a)	234,643
16,191	Hlth Corp.(a)	154,462
4,800	HNI Corp.	129,072
8,300	Manpower, Inc.	466,958
12,311	Monster Worldwide, Inc.(a)	298,049
18,200	Pitney Bowes, Inc.	637,364
13,950	Republic Services, Inc., Class - A	407,898
13,849	Robert Half International, Inc.	356,473
5,200	Steelcase, Inc., Class - A	57,512
8,512	Stericycle, Inc.(a)	438,368
4,100	The Brink’s Co.	275,438
3,500	The Corporate Executive Board Co.	141,680
20,548	Total Systems Services, Inc.	486,166
1,400	URS Corp.(a)	45,766
29,259	Waste Management, Inc.	981,932

		7,970,230

	Communications Equipment— 1.61%
8,200	Ciena Corp.(a)	252,806
607,295	Cisco Systems, Inc.(a)	14,629,737
5,700	Commscope, Inc.(a)	198,531
156,860	Corning, Inc.	3,770,914
3,844	EchoStar Corp., Class - A(a)	113,552
7,600	F5 Networks, Inc.(a)	138,092
13,200	Harris Corp.	640,596
13,562	JDS Uniphase Corp.(a)	181,595
37,148	Juniper Networks, Inc.(a)	928,700
4,700	Leap Wireless International, Inc.(a)	219,020
167,012	Qualcomm, Inc.	6,847,492

		27,921,035

	Computers & Peripherals— 2.69%
86,577	Apple Computer, Inc.(a)	12,423,800
226,231	Dell, Inc.(a)	4,506,522
6,000	Diebold, Inc.	225,300
209,473	EMC Corp.(a)	3,003,843
246,734	Hewlett Packard Co.	11,265,874
108,814	International Business Machines Corp.	12,528,844
17,026	Iron Mountain, Inc.(a)	450,167
5,374	Lexmark International, Inc.(a)	165,089
1,900	NCR Corp.(a)	43,377
33,537	Network Appliance, Inc.(a)	672,417
13,400	QLogic Corp.(a)	205,690
13,400	SanDisk Corp.(a)	302,438
20,400	Seagate Technology	427,176
22,800	Sun Microsystems, Inc.(a)	354,084
1,900	Teradata Corp.(a)	41,914
6,800	Western Digital Corp.(a)	183,872

		46,800,407

	Construction & Engineering— 0.21%
8,900	Fluor Corp.	1,256,324
13,800	Foster Wheeler Ltd.(a)	781,356
12,100	Jacobs Engineering Group, Inc.(a)	890,439
16,500	Quanta Services, Inc.(a)	382,305
7,400	The Shaw Group, Inc.(a)	348,836

		3,659,260

	Construction Materials— 0.08%
4,400	Eagle Materials, Inc.	156,420
4,400	Martin Marietta Materials, Inc.	467,148
10,529	Vulcan Materials Co.	699,126

		1,322,694

	Consumer Finance— 0.30%
103,180	American Express Co.	4,511,029
700	AmeriCredit Corp.(a)	7,049
47,911	SLM Corp.(a)	735,434
5,650	The First Marblehead Corp.	42,149

		5,295,661

	Containers & Packaging— 0.13%
9,900	Ball Corp.	454,806
16,400	Crown Holdings, Inc.(a)	412,624
14,200	Owens- Illinois, Inc.(a)	801,306
8,600	Packaging Corp. of America	192,038
12,100	Pactiv Corp.(a)	317,141
1,892	Sealed Air Corp.	47,773

		2,225,688

	Diversified Consumer Services— 0.10%
14,631	Apollo Group, Inc., Class - A(a)	632,059
8,800	Career Education Corp.(a)	111,936
32,044	H & R Block, Inc.	665,233
4,100	ITT Educational Services, Inc.(a)	188,313
3,347	Weight Watchers International, Inc.	155,067

		1,752,608

	Diversified Financial Services— 0.57%
13,687	Broadridge Financial Solutions, Inc.	240,891
5,494	CME Group, Inc.	2,577,236
2,600	Discover Financial Services	42,562
3,800	GLG Partners, Inc.(a)	45,106
6,900	InterContinental Exchange, Inc.(a)	900,450
32,300	Invesco Ltd.	786,828
4,700	MF Global Ltd.(a)	46,577
20,810	Moody’s Corp.	724,812
9,400	Nymex Holdings, Inc.	851,922
26,500	NYSE Euronext	1,635,315
2,800	TFS Financial Corp.	33,684
39,500	The Bank of New York Mellon Corp.	1,648,335
11,500	The Nasdaq Stock Market, Inc.(a)	444,590

		9,978,308

	Diversified Telecommunication Services— 0.06%
5,200	Citizens Communications Co.	54,548
145,900	Level 3 Communications, Inc.(a)	309,308
5,000	Metropcs Communications, Inc.(a)	85,000
7,100	NeuStar, Inc.(a)	188,008
500	United States Cellular Corp.(a)	27,500

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Telecommunication Services (continued)
26,700	Windstream Corp.	$319,065

		983,429

	Electric Utilities— 0.28%
16,700	Allegheny Energy, Inc.	843,350
5,300	DPL, Inc.	135,892
30,500	Exelon Corp.	2,478,735
29,079	PPL Corp.	1,335,308
3,600	Sierra Pacific Resources	45,468

		4,838,753

	Electrical Equipment— 0.41%
10,150	AMETEK, Inc.	445,686
5,700	Cooper Industries Ltd., Class - A	228,855
65,900	Emerson Electric Co.	3,391,214
3,500	First Solar, Inc.(a)	808,990
5,000	General Cable Corp.(a)	295,350
2,000	Hubbell, Inc., Class - B	87,380
7,450	IDEX Corp.	228,641
14,700	Rockwell Automation, Inc.	844,074
8,604	Roper Industries, Inc.	511,422
5,900	Thomas & Betts Corp.(a)	214,583

		7,056,195

	Electronic Equipment & Instruments— 0.27%
37,649	Agilent Technologies, Inc.(a)	1,123,070
18,100	Amphenol Corp., Class - A	674,225
6,400	Arrow Electronics, Inc.(a)	215,360
8,900	Avnet, Inc.(a)	291,297
3,900	Dolby Laboratories, Inc., Class - A(a)	141,414
11,944	Garmin Ltd.	645,095
12,055	Jabil Circuit, Inc.	114,040
3,544	Mettler-Toledo International, Inc.(a)	344,193
8,051	Molex, Inc.	186,461
5,550	National Instruments Corp.	145,077
7,400	Rambus, Inc.(a)	172,494
19,017	Sanmina SCI Corp.(a)	30,808
2,400	SunPower Corp., Class - A(a)	178,824
11,200	Trimble Navigation Ltd.(a)	320,208
5,800	VeriFone Holdings, Inc.(a)	92,046
3,800	Vishay Intertechnology, Inc.(a)	34,428

		4,709,040

	Energy Equipment & Services— 2.02%
32,110	Baker Hughes, Inc.	2,199,535
28,800	BJ Services Co.	821,088
22,216	Cameron International Corp.(a)	925,074
6,600	Diamond Offshore Drilling, Inc.	768,240
8,300	Dresser-Rand Group, Inc.(a)	255,225
13,600	ENSCO International, Inc.	851,632
12,700	FMC Technologies, Inc.(a)	722,503
8,200	Global Industries Ltd.(a)	131,938
12,255	Grant Prideco, Inc.(a)	603,191
91,166	Halliburton Co.	3,585,559
25,100	Nabors Industries Ltd.(a)	847,627
35,596	National Oilwell Varco, Inc.(a)	2,078,094
26,902	Noble Corp.	1,336,222
5,300	Oceaneering International, Inc.(a)	333,900
11,614	Pride International, Inc.(a)	405,909
7,646	Rowan Cos., Inc.	314,862
117,981	Schlumberger Ltd.	10,264,347
20,120	Smith International, Inc.	1,292,308
7,800	Superior Energy, Inc.(a)	309,036
6,700	TETRA Technologies, Inc.(a)	106,128
3,381	Tidewater, Inc.	186,327
30,852	Transocean, Inc.(a)	4,171,245
3,700	Unit Corp.(a)	209,605
33,800	Weatherford International Ltd.(a)	2,449,486

		35,169,081

	Food & Staples Retailing— 1.26%
30,900	Costco Wholesale Corp.	2,007,573
78,825	CVS Caremark Corp.	3,193,201
4,400	Herbalife Ltd.	209,000
43,544	Kroger Co.	1,106,017
62,140	Sysco Corp.	1,803,303
177,174	Wal-Mart Stores, Inc.	9,333,526
99,466	Walgreen Co.	3,788,660
13,576	Whole Foods Market, Inc.	447,601

		21,888,881

	Food Products— 0.29%
12,900	Campbell Soup Co.	437,955
1,200	Dean Foods Co.	24,108
2,400	General Mills, Inc.	143,712
18,300	H.J. Heinz Co.	859,551
11,670	Hershey Foods Corp.	439,609
16,300	Kellogg Co.	856,728
8,360	McCormick & Co., Inc.	309,069
39,900	Sara Lee Corp.	557,802
21,432	William Wrigley Jr., Co.	1,346,787

		4,975,321

	Gas Utilities— 0.05%
9,200	Equitable Resources, Inc.	541,880
5,700	Questar Corp.	322,392

		864,272

	Health Care Equipment & Supplies— 1.32%
5,200	Advanced Medical Optics, Inc.(a)	105,560
64,937	Baxter International, Inc.	3,754,657
4,875	Beckman Coulter, Inc.	314,681
24,188	Becton, Dickinson & Co.	2,076,540
40,500	Brocade Communications Systems, Inc.(a)	295,650
10,400	C.R. Bard, Inc.	1,002,560
14,590	Dentsply International, Inc.	563,174
5,600	Edwards Lifesciences Corp.(a)	249,480
5,200	Gen-Probe, Inc.(a)	250,640
900	Hillenbrand Industry, Inc.	43,020
15,900	Hospira, Inc.(a)	680,043
5,800	IDEXX Laboratories, Inc.(a)	285,708
3,800	Intuitive Surgical, Inc.(a)	1,232,530
4,400	Kinetic Concepts, Inc.(a)	203,412
114,256	Medtronic, Inc.	5,526,563
7,700	ResMed, Inc.(a)	324,786
2,000	Riverbed Technology, Inc.(a)	29,720
34,148	St. Jude Medical, Inc.(a)	1,474,852
30,460	Stryker Corp.	1,981,423
1,700	The Cooper Cos., Inc.	58,531
12,200	Varian Medical Systems, Inc.(a)	571,448
23,770	Zimmer Holdings, Inc.(a)	1,850,732

		22,875,710

	Health Care Providers & Services— 1.24%
41,600	Aetna, Inc.	1,750,944
7,600	AmerisourceBergen Corp.	311,448

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Providers & Services (continued)
800	Brookdale Senior Living, Inc.	$19,120
36,430	Cardinal Health, Inc.	1,912,939
28,900	CIGNA Corp.	1,172,473
680	Community Health Systems, Inc.(a)	22,828
14,280	Coventry Health Care, Inc.(a)	576,198
10,692	DaVita, Inc.(a)	510,650
22,244	Express Scripts, Inc.(a)	1,430,734
10,600	Health Net, Inc.(a)	326,480
8,577	Henry Schein, Inc.(a)	492,320
16,300	Humana, Inc.(a)	731,218
12,000	Laboratory Corp. of America Holdings(a)	884,160
8,060	Lincare Holdings, Inc.(a)	226,567
27,410	McKesson Corp.	1,435,462
52,842	Medco Health Solutions, Inc.(a)	2,313,951
1,260	Omnicare, Inc.	22,882
13,092	Patterson Cos., Inc.(a)	475,239
4,700	Pediatrix Medical Group, Inc.(a)	316,780
14,236	Quest Diagnostics, Inc.	644,464
34,000	Tenet Healthcare Corp.(a)	192,440
124,457	UnitedHealth Group, Inc.	4,276,342
1,357	Universal Health Services, Class - B	72,857
8,300	VCA Antech, Inc.(a)	227,005
3,900	Wellcare Group, Inc.(a)	151,905
24,811	WellPoint, Inc.(a)	1,094,909

		21,592,315

	Health Care Technology— 0.03%
6,700	Cerner Corp.(a)	249,776
16,314	IMS Health, Inc.	342,757
500	WebMD Health Corp., Class - A(a)	11,785

		604,318

	Hotels, Restaurants & Leisure— 0.77%
5,200	Boyd Gaming Corp.	104,000
10,100	Brinker International, Inc.	187,355
6,700	Burger King Holdings, Inc.	185,322
17,800	Carnival Corp.	720,544
3,600	Choice Hotels International, Inc.	122,796
14,064	Darden Restaurants, Inc.	457,783
31,795	International Game Technology, Inc.	1,278,477
10,655	Las Vegas Sands Corp.(a)	784,634
30,756	Marriott International, Inc., Class - A	1,056,776
24,973	McDonald’s Corp.	1,392,745
12,143	MGM MIRAGE, Inc.(a)	713,644
4,100	Orient-Express Hotel Ltd., Class - A ADR	176,956
2,800	Panera Bread Co., Class - A(a)	117,292
7,000	Penn National Gaming, Inc.(a)	306,110
5,600	Scientific Games Corp., Class - A(a)	118,216
74,862	Starbucks Corp.(a)	1,310,085
19,784	Starwood Hotels & Resorts Worldwide, Inc.	1,023,822
6,733	The Cheesecake Factory, Inc.(a)	146,712
18,699	Tim Hortons, Inc.	636,701
8,518	Wendy’s International, Inc.	196,425
1,160	Wyndham Worldwide Corp.	23,989
5,300	Wynn Resorts Ltd.	533,392
47,100	YUM! Brands, Inc.	1,752,591

		13,346,367

	Household Durables— 0.10%
3,000	Black & Decker Corp.	198,300
500	Centex Corp.	12,105
6,166	Harman International Industries, Inc.	268,468
3,400	Jarden Corp.(a)	73,916
13,700	Newell Rubbermaid, Inc.	313,319
221	NVR, Inc.(a)	132,047
6,500	Pulte Homes, Inc.	94,575
2,300	The Stanley Works	109,526
5,800	Whirlpool Corp.	503,324

		1,705,580

	Household Products— 0.86%
6,000	Church & Dwight Co., Inc.	325,440
47,059	Colgate-Palmolive Co.	3,666,367
3,800	Energizer Holdings, Inc.(a)	343,824
19,198	Kimberly-Clark Corp.	1,239,231
124,886	Procter & Gamble Co.	8,750,762
12,300	The Clorox Co.	696,672

		15,022,296

	Independent Power Producers & Energy Traders— 0.21%
13,999	Constellation Energy Group	1,235,692
15,200	Mirant Corp.(a)	553,128
19,200	NRG Energy, Inc.(a)	748,608
65,130	The AES Corp.(a)	1,085,717

		3,623,145

	Industrial Conglomerates— 0.70%
67,112	3M Co.	5,311,915
1,500	Carlisle Cos., Inc.	50,160
113,894	General Electric Co.	4,215,217
22,554	McDermott International, Inc.(a)	1,236,410
25,000	Textron, Inc.	1,385,500

		12,199,202

	Insurance— 0.28%
1,600	ACE Ltd.	88,096
44,733	AFLAC, Inc.	2,905,408
15,237	American International Group, Inc.	659,000
2,169	Arthur J. Gallagher & Co.	51,232
10,008	Brown & Brown, Inc.	173,939
11,187	Covanta Holding Corp.(a)	307,643
1,100	Erie Indemnity Co., Class - A	56,309
200	Hanover Insurance Group, Inc.	8,228
5,000	HCC Insurance Holdings, Inc.	113,450
1,100	PartnerRe Ltd.	83,930
3,900	Philadelphia Consolidated Holding Corp.(a)	125,580
1,400	Principal Financial Group, Inc.	78,008
925	Transatlantic Holding, Inc.	61,374
3,987	W.R. Berkley Corp.	110,400
1,900	XL Capital Ltd., Class - A	56,145

		4,878,742

	Internet & Catalog Retail— 0.16%
30,600	Amazon.com, Inc.(a)	2,181,780
6,000	Coldwater Creek, Inc.(a)	30,300
977	IAC/InterActiveCorp.(a)	20,283
35,325	Liberty Interactive Group(a)	570,145

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Internet & Catalog Retail (continued)
3,300	NutriSystem, Inc.(a)	$49,731

		2,852,239

	Internet Software & Services— 1.05%
16,017	Akamai Technologies, Inc.(a)	451,039
114,196	eBay, Inc.(a)	3,407,609
22,948	Google, Inc., Class - A(a)	10,107,905
21,563	VeriSign, Inc.(a)	716,754
120,678	Yahoo!, Inc.(a)	3,491,214

		18,174,521

	IT Services— 0.76%
59,900	Accenture Ltd., Class - A	2,106,683
6,600	Acxiom Corp.	78,342
3,995	Affiliated Computer Services, Inc., Class - A(a)	200,189
7,675	Alliance Data Systems Corp.(a)	364,639
52,750	Automatic Data Processing, Inc.	2,236,073
29,000	Cognizant Tech Solutions Corp.(a)	836,070
5,151	DST Systems, Inc.(a)	338,627
28,230	Electronic Data Systems Corp.	470,030
15,980	Fidelity National Information Services, Inc.	609,477
16,360	Fiserv, Inc.(a)	786,752
8,200	Global Payments, Inc.	339,152
8,011	Mastercard, Inc., Class - A	1,786,373
7,100	MoneyGram International, Inc.	13,206
34,499	Paychex, Inc.	1,181,936
19,300	Red Hat, Inc.(a)	354,927
73,422	The Western Union Co.	1,561,686

		13,264,162

	Leisure Equipment & Products— 0.03%
4,700	Hasbro, Inc.	131,130
16,900	Mattel, Inc.	336,310
4,000	Pool Corp.	75,560

		543,000

	Life Sciences Tools & Services— 0.22%
2,900	Applera Corp.- Applied Biosystems Group	95,294
2,231	Charles River Laboratories International, Inc.(a)	131,495
6,200	Covance, Inc.(a)	514,414
1,747	Invitrogen Corp.(a)	149,316
5,330	Millipore Corp.(a)	359,295
2,589	PerkinElmer, Inc.	62,783
10,226	Pharmaceutical Product Development, Inc.	428,470
3,600	Techne Corp.(a)	242,496
21,266	Thermo Electron Corp.(a)	1,208,760
10,410	Waters Corp.(a)	579,837

		3,772,160

	Machinery— 0.98%
5,700	AGCO Corp.(a)	341,316
63,753	Caterpillar, Inc.	4,991,222
20,416	Cummins Engine, Inc.	955,877
24,712	Danaher Corp.	1,878,853
2,500	Deere & Co.	201,100
7,300	Donaldson Co., Inc.	294,044
6,400	Dover Corp.	267,392
1,500	Eaton Corp.	119,505
5,100	Flowserve Corp.	532,338
5,850	Graco, Inc.	212,121
8,300	Harsco Corp.	459,654
35,300	Illinois Tool Works, Inc.	1,702,519
1,600	Ingersoll-Rand Co. Ltd., Class - A	71,328
2,008	ITT Corp.	104,035
11,150	Joy Global, Inc.	726,534
4,800	Kennametal, Inc.	141,264
3,000	Lincoln Electric Holding, Inc.	193,470
11,900	Manitowoc Co., Inc.	485,520
7,400	Oshkosh Truck Corp.	268,472
37,725	PACCAR, Inc.	1,697,625
10,600	Pall Corp.	371,742
10,243	Terex Corp.(a)	640,188
4,000	Toro Co.	165,560
6,300	Trinity Industries, Inc.	167,895

		16,989,574

	Marine— 0.02%
4,900	Kirby Corp.(a)	279,300

	Media— 1.24%
7,500	Cablevision Systems Corp., New York Group, Class - A(a)	160,725
3,000	Central Eurpoean Media Enterprises Ltd., Class - A(a)	255,690
1	Citadel Broadcasting Co.	2
10,100	Clear Channel Communications, Inc., Class - A	295,122
3,300	Clear Channel Outdoor Holdings, Inc.(a)	62,733
180,557	Comcast Corp., Class - A	3,491,972
4,500	CTC Media, Inc.(a)	124,875
71,370	DirecTV Group, Inc.(a)	1,769,262
14,620	Discovery Holding Co., Class - A(a)	310,236
20,420	DISH Network Corp., Class - A(a)	586,667
5,000	Dreamworks Animation SKG, Inc.(a)	128,900
2,100	Getty Images, Inc.(a)	67,200
3,056	Harte-Hanks, Inc.	41,776
4,700	John Wiley & Sons, Inc.	186,590
8,216	Lamar Advertising Co.(a)	295,201
18,870	Liberty Global, Inc., Class - A(a)	643,090
4,800	Meredith Corp.	183,600
1,100	MSCI, Inc., Class - A(a)	32,725
150,534	News Corp., Class - A	2,822,513
33,338	Omnicom Group, Inc.	1,472,873
6,800	Regal Entertainment Group, Class - A	131,172
142,500	Sirius Satellite Radio, Inc.(a)	407,550
29,106	The Interpublic Group of Cos., Inc.(a)	244,781
32,626	The McGraw-Hill Cos., Inc.	1,205,531
3,100	The New York Times Co., Class - A	58,528
86,959	The Walt Disney Co.	2,728,773
8,600	Time Warner Cable, Inc., Class - A(a)	214,828
55,420	Time Warner, Inc.	776,988
60,936	Viacom, Inc., Class - B(a)	2,414,284
3,800	Warner Music Group Corp.	18,924

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Media (continued)
28,400	XM Satellite Radio Holdings, Inc., Class - A(a)	$330,008

		21,463,119

	Metals & Mining— 0.45%
11,000	AK Steel Holding Corp.	598,620
10,500	Allegheny Technologies, Inc.	749,280
2,600	Carpenter Technology	145,522
4,700	Cleveland-Cliffs, Inc.	563,154
31,400	Freeport-McMoRan Copper & Gold, Inc., Class - B	3,021,308
7,600	Massey Energy Co.	277,400
17,400	Newmont Mining Corp.	788,220
7,100	Nucor Corp.	480,954
2,438	Patriot Coal Corp.(a)	114,513
800	Reliance Steel & Aluminum Co.	47,888
7,400	Southern Copper Corp.	768,342
7,000	Steel Dynamics, Inc.	231,280
7,177	Titanium Metals Corp.	108,014

		7,894,495

	Multi-Utilities— 0.07%
31,900	CenterPoint Energy, Inc.	455,213
1,100	Lennox International, Inc.	39,567
17,514	Trane, Inc.	803,893

		1,298,673

	Multiline Retail— 0.46%
9,800	Big Lots, Inc.(a)	218,540
13,805	Family Dollar Stores, Inc.	269,197
22,908	J.C. Penney Co., Inc.	863,861
32,374	Kohl’s Corp.(a)	1,388,521
23,910	Nordstrom, Inc.	779,466
12,300	Saks, Inc.(a)	153,381
85,170	Target Corp.	4,316,416

		7,989,382

	Office Electronics— 0.01%
6,775	Zebra Technologies Corp., Class - A(a)	225,743

	Oil, Gas & Consumable Fuels— 1.54%
13,900	Arch Coal, Inc.	604,650
9,500	Cabot Oil & Gas Corp., Class - A	482,980
4,200	Cheniere Energy, Inc.(a)	83,160
28,500	Chesapeake Energy Corp.	1,315,275
3,100	CNX Gas Corp.(a)	100,068
18,300	CONSOL Energy, Inc.	1,266,177
2,000	Continental Resources, Inc.(a)	63,780
24,500	Denbury Resources, Inc.(a)	699,475
6,100	Dynegy, Inc., Class - A(a)	48,129
109,306	Exxon Mobil Corp.	9,245,101
4,400	Foundation Coal Holdings, Inc.	221,452
5,000	Frontier Oil Corp.	136,300
7,000	Helix Energy Solutions Group, Inc.(a)	220,500
4,600	Holly Corp.	199,686
1	Hugoton Royalty Trust	28
2,500	Noble Energy, Inc.	182,000
26,689	Peabody Energy Corp.	1,361,139
9,800	Quicksilver Resources, Inc.(a)	357,994
14,450	Range Resources Corp.	916,852
1,200	SandRidge Energy, Inc.(a)	46,980
33,200	Southwestern Energy Co.(a)	1,118,508
12,000	Sunoco, Inc.	629,640
13,200	Tesoro Corp.	396,000
43,300	Valero Energy Corp.	2,126,463
1,300	W&T Offshore, Inc.	44,343
1,200	Western Refining, Inc.	16,164
50,400	Williams Cos., Inc.	1,662,192
51,307	XTO Energy, Inc.	3,173,851

		26,718,887

	Paper & Forest Products— 0.01%
22,200	Domtar Corp.(a)	151,626

	Personal Products— 0.14%
1,600	Alberto- Culver Co.	43,856
40,900	Avon Products, Inc.	1,617,186
3,400	Bare Escentuals, Inc.(a)	79,628
4,800	NBTY, Inc.(a)	143,760
10,855	The Estee Lauder Cos., Inc., Class - A	497,702

		2,382,132

	Pharmaceuticals— 2.25%
154,213	Abbott Laboratories	8,504,847
30,656	Allergan, Inc.	1,728,692
2,350	APP Pharmaceuticals, Inc.(a)	28,388
10,602	Barr Laboratories, Inc.(a)	512,183
196,020	Bristol-Myers Squibb Co.	4,175,226
48,633	Eli Lilly & Co.	2,508,976
13,000	Endo Pharmaceuticals Holdings, Inc.(a)	311,220
32,449	Forest Laboratories, Inc., Class - A(a)	1,298,284
108,799	Johnson & Johnson	7,057,791
179,247	Merck & Co., Inc.	6,802,424
29,118	Mylan Laboratories, Inc.	337,769
587	New Abraxis, Inc.(a)	34,680
161,597	Schering-Plough Corp.	2,328,613
9,900	Sepracor, Inc.(a)	193,248
7,900	Warner Chilcott Ltd., Class - A(a)	142,200
5,200	Watson Pharmaceuticals, Inc.(a)	152,464
70,635	Wyeth	2,949,717

		39,066,722

	Real Estate Investment Trusts— 0.34%
745	Apartment Investment & Management Co., Class - A	26,679
8,881	CapitalSource, Inc.	85,879
9,700	Duke Realty Corp.	221,257
1,000	Essex Property Trust, Inc.	113,980
3,200	Federal Realty Investment Trust	249,440
11,830	General Growth Properties, Inc.	451,551
1,200	Health Care REIT, Inc.	54,156
3,097	Kilroy Realty Corp.	152,094
1,500	Plum Creek Timber Co., Inc.	61,050
22,536	ProLogis	1,326,469
852	Public Storage, Inc.	75,504
500	Rayonier, Inc.	21,720
12,200	Simon Property Group, Inc.	1,133,502
3,100	Taubman Centers, Inc.	161,510
7,300	The Macerich Co.	512,971
13,500	UDR, Inc.	331,020
13,000	Ventas, Inc.	583,830
See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Real Estate Investment Trusts (continued)
7,800	Weingarten Realty Investors	$268,632

		5,831,244

	Real Estate Management & Development— 0.08%
19,100	CB Richard Ellis Group, Inc., Class - A(a)	413,324
6,800	Forest City Enterprises, Inc., Class - A	250,240
3,700	Jones Lang Lasalle, Inc.	286,158
9,663	The St. Joe Co.	414,833

		1,364,555

	Road & Rail— 0.44%
3,630	Avis Budget Group, Inc.(a)	38,551
33,500	Burlington Northern Santa Fe Corp.	3,089,370
3,100	Con-Way, Inc.	153,388
7,200	CSX Corp.	403,704
8,900	J.B. Hunt Transport Services, Inc.	279,727
4,800	Kansas City Southern Industries, Inc.(a)	192,528
5,600	Landstar System, Inc.	292,096
20,066	Norfolk Southern Corp.	1,089,985
16,600	Union Pacific Corp.	2,081,308

		7,620,657

	Semiconductors & Semiconductor Equipment— 1.72%
24,327	Advanced Micro Devices, Inc.(a)	143,286
32,795	Altera Corp.	604,412
30,220	Analog Devices, Inc.	892,094
138,212	Applied Materials, Inc.	2,696,516
45,517	Broadcom Corp., Class - A(a)	877,113
1,800	Cree, Inc.(a)	50,328
15,300	Cypress Semiconductor Corp.(a)	361,233
4,700	Fairchild Semiconductor International, Inc.(a)	56,024
6,700	Integrated Device Technology, Inc.(a)	59,831
581,362	Intel Corp.	12,313,247
1,371	International Rectifier Corp.(a)	29,476
6,873	Intersil Corp., Class - A	176,430
18,533	KLA-Tencor Corp.	687,574
12,299	Lam Research Corp.(a)	470,068
22,864	Linear Technology Corp.	701,696
39,398	LSI Logic Corp.(a)	195,020
47,000	Marvell Technology Group Ltd.(a)	511,360
22,604	MEMC Electronic Materials, Inc.(a)	1,602,624
19,462	Microchip Technology, Inc.	636,991
25,700	Micron Technology, Inc.(a)	153,429
26,000	National Semiconductor Corp.	476,320
7,117	Novellus Systems, Inc.(a)	149,813
54,700	NVIDIA Corp.(a)	1,082,513
5,700	Silicon Laboratories, Inc.(a)	179,778
8,312	Teradyne, Inc.(a)	103,235
132,895	Texas Instruments, Inc.	3,756,942
7,400	Varian Semiconductor Equipment Associates, Inc.(a)	208,310
30,595	Xilinx, Inc.	726,631

		29,902,294

	Software— 2.47%
28,566	Activision, Inc.(a)	780,137
55,590	Adobe Systems, Inc.(a)	1,978,448
18,900	Amdocs Ltd.(a)	536,004
22,600	Autodesk, Inc.(a)	711,448
42,393	BEA Systems, Inc.(a)	811,826
20,711	BMC Software, Inc.(a)	673,522
25,000	CA, Inc.	562,500
6,615	Cadence Design Systems, Inc.(a)	70,648
19,229	Citrix Systems, Inc.(a)	563,987
25,100	Compuware Corp.(a)	184,234
31,540	Electronic Arts, Inc.(a)	1,574,477
4,200	FactSet Research Systems, Inc.	226,254
516	Fair Isaac Corp.	11,104
33,961	Intuit, Inc.(a)	917,287
16,600	McAfee, Inc.(a)	549,294
820,670	Microsoft Corp.	23,290,615
9,900	NAVTEQ Corp.(a)	673,200
5,600	Novell, Inc.(a)	35,224
386,225	Oracle Corp.(a)	7,554,561
9,200	Salesforce.com, Inc.(a)	532,404
13,215	Symantec Corp.(a)	219,633
13,720	Synopsys, Inc.(a)	311,581
3,200	VMware, Inc., Class - A(a)	137,024

		42,905,412

	Specialty Retail— 1.11%
8,540	Abercrombie & Fitch Co., Class - A	624,616
9,600	Advance Auto Parts, Inc.	326,880
18,300	American Eagle Outfitters, Inc.	320,433
4,800	AnnTaylor Stores Corp.(a)	116,064
4,340	AutoZone, Inc.(a)	494,022
900	Barnes & Noble, Inc.	27,585
26,769	Bed Bath & Beyond, Inc.(a)	789,686
34,983	Best Buy Co., Inc.	1,450,395
20,802	CarMax, Inc.(a)	403,975
15,368	Chico’s FAS, Inc.(a)	109,266
6,400	Circuit City Stores, Inc.	25,472
7,600	Dick’s Sporting Goods, Inc.(a)	203,528
8,872	Dollar Tree, Inc.(a)	244,778
16,100	Gamestop Corp.(a)	832,531
5,500	Guess?, Inc.	222,585
98,025	Home Depot, Inc.	2,741,759
31,641	Limited Brands, Inc.	541,061
150,170	Lowe’s Cos., Inc.	3,444,900
11,000	O’Reilly Automotive, Inc.(a)	313,720
27,500	Office Depot, Inc.(a)	303,875
3,000	OfficeMax, Inc.	57,420
13,090	PetSmart, Inc.	267,560
8,989	RadioShack Corp.	146,071
13,390	Ross Stores, Inc.	401,164
10,600	Sherwin-Williams Co.	541,024
72,400	Staples, Inc.	1,600,764
44,350	The TJX Cos., Inc.	1,466,654
13,281	Tiffany & Co.	555,677
3,300	Tractor Supply Co.(a)	130,416
11,156	Urban Outfitters, Inc.(a)	349,741

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialty Retail (continued)
9,273	Williams-Sonoma, Inc.	$224,778

		19,278,400

	Textiles, Apparel & Luxury Goods— 0.26%
35,916	Coach, Inc.(a)	1,082,868
7,500	Crocs, Inc.(a)	131,025
9,362	Hanesbrands, Inc.(a)	273,370
1,000	Liz Claiborne, Inc.	18,150
35,744	NIKE, Inc., Class - B	2,430,592
5,700	Phillips-Van Heusen Corp.	216,144
5,900	Polo Ralph Lauren Corp.	343,911

		4,496,060

	Thrifts & Mortgage Finance— 0.06%
1,700	Capitol Federal Financial	63,716
24,894	Freddie Mac	630,316
20,968	Hudson City Bancorp, Inc.	370,714

		1,064,746

	Tobacco— 0.56%
119,219	Altria Group, Inc.	2,646,662
6,400	Loews Corp.-Carolina Group	464,320
120,319	Philip Morris International, Inc.(a)	6,085,735
8,300	UST, Inc.	452,516

		9,649,233

	Trading Companies & Distributors— 0.08%
2,600	Aircastle Ltd.	29,250
12,874	Fastenal Co.	591,303
1,800	GATX Corp.	70,326
4,300	MSC Industrial Direct Co., Inc., Class - A	181,675
5,300	W.W. Grainger, Inc.	404,867
4,100	WESCO International, Inc.(a)	149,609

		1,427,030

	Water Utilities— 0.0%
800	Aqua America, Inc.	15,024

	Wireless Telecommunication Services— 0.19%
40,027	American Tower Corp., Class - A(a)	1,569,459
18,650	Crown Castle International Corp.(a)	643,238
16,888	NII Holdings, Inc., Class - B(a)	536,701
11,500	SBA Communications Corp.(a)	343,045
4,500	Telephone & Data Systems, Inc.	176,715

		3,269,158

	Total SSgA Funds Management, Inc.	682,713,904

	Sustainable Growth Advisors— 22.99%
	Air Freight & Logistics— 0.79%
148,000	FedEx Corp.	13,715,160

	Beverages— 1.86%
225,000	PepsiCo, Inc.	16,245,000

265,200	The Coca-Cola Co.	16,142,724

	Biotechnology— 1.17%
272,200	Genzyme Corp.(a)	20,289,788

	Capital Markets— 0.86%
189,600	State Street Corp.	14,978,400

	Chemicals— 0.41%
166,000	Ecolab, Inc.	7,209,380

	Communications Equipment— 0.91%
386,000	Qualcomm, Inc.	15,826,000

	Computers & Peripherals— 0.48%
57,600	Apple, Inc.(a)	8,265,600

	Consumer Finance— 0.62%
247,600	American Express Co.	10,825,072

	Diversified Financial Services— 0.12%
33,360	Visa, Inc., Class - A(a)	2,080,330

	Food & Staples Retailing— 2.40%
125,200	Costco Wholesale Corp.	8,134,244
389,800	Sysco Corp.	11,311,996
331,000	Walgreen Co.	12,607,790
294,500	Whole Foods Market, Inc.(b)	9,709,665

		41,763,695

	Health Care Equipment & Supplies— 1.15%
411,400	Medtronic, Inc.	19,899,418

	Hotels, Restaurants & Leisure— 0.87%
860,400	Starbucks Corp.(a)	15,057,000

	Household Products— 1.23%
304,500	Procter & Gamble Co.	21,336,315

	Industrial Conglomerates— 1.26%
590,700	General Electric Co.	21,861,807

	Internet Software & Services— 1.17%
443,700	eBay, Inc.(a)	13,240,008
15,900	Google, Inc., Class - A(a)	7,003,473

		20,243,481

	IT Services— 0.95%
390,600	Automatic Data Processing, Inc.	16,557,534

	Multiline Retail— 0.22%
76,000	Target Corp.	3,851,680

	Pharmaceuticals— 1.57%
184,600	Johnson & Johnson	11,975,002
333,100	Teva Pharmaceutical Industries Ltd. - ADR	15,385,889

		27,360,891

	Software— 2.82%
418,700	Electronic Arts, Inc.(a)	20,901,504
572,500	Microsoft Corp.	16,247,550
238,000	SAP AG - ADR	11,797,660

		48,946,714

	Specialty Retail— 2.13%
647,500	Lowe’s Cos., Inc.	14,853,650
1,004,100	Staples, Inc.	22,200,651

		37,054,301

	Total Sustainable Growth Advisors	399,510,290

	Total Common Stocks	1,692,058,839

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Money Market Mutual Fund—0.96%
	SSgA Funds Management, Inc.— 0.96%
14,067,498	Alliance Money Market Fund Prime Portfolio, 2.75(c)	$14,067,498
2,666,072	Federated Prime Obligations, 3.17(c)	2,666,072

	Total Money Market Mutual Fund	16,733,570

	Securities Held as Collateral for Securities on Loan—0.26%
4,504,477	State Street Navigator Securities Lending Prime Portfolio, 3.18% (c)	4,504,477

Total Securities Held as Collateral for Securities on Loan		4,504,477

	Time Deposits—1.22%
	Jennison Associates LLC— 0.97%
16,839,876	Liquidity Management Control System Time Deposit	16,839,876
	Sustainable Growth Advisors— 0.25%
4,255,688	Liquidity Management Control System Time Deposit	4,255,688

	Total Time Deposits	21,095,564

	U.S. Treasury Bills—0.05%
	SSgA Funds Management, Inc.— 0.05%
$876,000	U.S. Treasury Bills, 1.57%, 6/12/08(d)(e)	873,889

	Total U.S. Treasury Bills	873,889

	Total Investments (cost $1,516,711,333) (f) — 99.88%	1,735,266,339
	Other assets in excess of liabilities — 0.12%	2,145,956

	Net Assets — 100.00%	$1,737,412,295

(a)	Represents non-income producing security.
(b)	All or part of this security has been placed on loan as of March 31, 2008.
(c)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(d)	All or part of this security has been pledged as collateral for Futures contracts held by the Fund.
(e)	Rate disclosed represents effective yield at purchase.
(f)	Represents cost for financial reporting purposes.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/Loss
84	NASDAQ 100 E-mini Future	$3.008,040	Jun-08	$58,779
12	Russell 1000 Future	4,328,400	Jun-08	99,536
16	Russell 1000 Growth Future	4,388,000	Jun-08	157,915
92	S&P 500 E-mini Future	6,090,400	Jun-08	143,773

				$460,003

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks—94.59%
	Franklin Portfolio Associates LLC— 14.30%
	Aerospace & Defense— 0.22%
6,400	Ceradyne, Inc.(a)	$204,544
15,300	Cubic Corp.	434,979
10,200	DynCorp International, Inc., Class - A(a)	170,136
3,400	Esterline Technologies Corp.(a)	171,258
17,600	Orbital Sciences Corp.(a)	424,160

		1,405,077

	Air Freight & Logistics— 0.17%
6,300	Air Methods Corp.(a)	304,731
6,900	Atlas Air Worldwide Holdings, Inc.(a)	379,500
23,300	Pacer International, Inc.	382,819

		1,067,050

	Airlines— 0.06%
17,600	SkyWest, Inc.	371,712

	Auto Components— 0.13%
9,800	Amerigon, Inc.(a)	145,040
20,600	Cooper Tire & Rubber Co.	308,382
13,100	Lear Corp.(a)	339,421

		792,843

	Beverages— 0.05%
5,900	Central European Distribution Corp.(a)	343,321

	Biotechnology— 0.54%
21,600	BioMarin Pharmaceutical, Inc.(a)	763,992
35,200	CV Therapeutics, Inc.(a)	250,976
47,200	Enzon Pharmaceuticals, Inc.(a)	434,712
21,700	GTx, Inc.(a)(b)	348,936
16,300	Martek Biosciences Corp.(a)	498,291
17,000	OSI Pharmaceuticals, Inc.(a)	635,630
15,000	Regeneron Pharmaceuticals, Inc.(a)	287,850
24,500	Seattle Genetics, Inc.(a)	222,950

		3,443,337

	Building Products— 0.02%
8,800	Apogee Enterprises, Inc.	135,520

	Capital Markets— 0.21%
7,900	Greenhill & Co., Inc.	549,524
35,100	Knight Capital Group, Inc., Class - A(a)	570,024
10,600	optionsXpress Holdings, Inc.	219,526

		1,339,074

	Chemicals— 0.49%
8,400	A. Schulman, Inc.	172,452
9,100	CF Industries Holdings, Inc.	942,942
6,300	H.B. Fuller Co.	128,583
24,800	Landec Corp.(a)	209,064
24,900	Olin Corp.	492,024
8,100	Sensient Technologies Corp.	238,869
25,700	Spartech Corp.	217,165
18,900	Terra Industries, Inc.(a)	671,517

		3,072,616

	Commercial Banks— 0.82%
17,900	Banco Latinoamericano de Exportaciones S.A. Class - E	275,660
20,700	Cathay General Bancorp	429,111
21,700	Citizens Republic Bancorp, Inc.	269,731
8,000	Community Bank System, Inc.	196,480
30,300	First Bancorp	307,848
19,200	First Financial Bancorp.	258,240
28,300	FirstMerit Corp.	584,678
27,400	Frontier Financial Corp.	484,432
16,377	National Penn Bancshares, Inc.	297,898
7,500	Pacific Capital Bancorp	161,250
5,600	Prosperity Bancshares, Inc.	160,496
29,050	Sterling Bancshares, Inc.	288,757
29,700	Sterling Financial Corp.	463,617
6,300	Susquehanna Bancshares, Inc.	128,331
11,500	SVB Financial Group(a)	501,860
26,700	UCBH Holdings, Inc.	207,192
12,300	Umpqua Holdings Corp.	190,773

		5,206,354

	Commercial Services & Supplies— 0.83%
26,400	CBIZ, Inc.(a)	214,368
9,100	CDI Corp.	227,955
8,000	comScore, Inc.(a)	160,480
32,900	COMSYS IT Partners, Inc.(a)	278,334
4,800	Deluxe Corp.	92,208
9,000	Dollar Financial Corp.(a)	207,000
16,700	Ennis, Inc.	280,226
15,900	Heartland Payment Systems, Inc.	365,859
39,600	IKON Office Solutions, Inc.	300,960
33,700	Knoll, Inc.	388,898
11,700	Korn/Ferry International(a)	197,730
12,700	School Specialty, Inc.(a)	400,558
31,000	Spherion Corp.(a)	189,720
9,100	Taleo Corp., Class - A(a)	176,540
14,200	TeleTech Holdings, Inc.(a)	318,932
10,400	United Stationers, Inc.(a)	496,080
8,300	Viad Corp.	298,883
8,400	Volt Information Sciences, Inc.(a)	142,464
16,000	Wright Express Corp.(a)	491,680

		5,228,875

	Communications Equipment— 0.52%
19,200	Anaren, Inc.(a)	243,072
13,700	Blue Coat Systems, Inc.(a)	301,948
8,700	CommScope, Inc.(a)	303,021
10,200	Comtech Telecommunications Corp.(a)	397,800
18,800	Dycom Industries, Inc.(a)	225,788
13,500	EMS Technologies, Inc.(a)	366,390
17,000	Foundry Networks, Inc.(a)	196,860
6,400	NetGear, Inc.(a)	127,680
20,700	NTELOS Holding Corp.	500,940
33,300	Oplink Communications, Inc.(a)	295,371
11,100	Plantronics, Inc.	214,341
12,200	Switch & Data Facilities Co., Inc.(a)	124,562

		3,297,773

	Computers & Peripherals— 0.16%
9,600	Intermec, Inc.(a)	213,024
10,000	Netezza Corp.(a)	94,700
27,700	Novatel Wireless, Inc.(a)	268,136
12,500	Sigma Designs, Inc.(a)	283,375
5,400	Synaptics, Inc.(a)	128,952

		988,187

	Construction & Engineering— 0.11%
9,600	EMCOR Group, Inc.(a)	213,216
10,800	Michael Baker Corp.(a)	242,568

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Construction & Engineering (continued)
7,300	Perini Corp.(a)	$264,479

		720,263

	Consumer Finance— 0.04%
9,900	Advanta Corp., Class - B	69,597
5,000	World Acceptance Corp.(a)	159,250

		228,847

	Containers & Packaging— 0.10%
16,200	AptarGroup, Inc.	630,666

	Diversified Consumer Services— 0.18%
8,400	DeVry, Inc.	351,456
14,200	Sotheby’s	410,522
2,600	Strayer Education, Inc.	396,500

		1,158,478

	Diversified Financial Services— 0.23%
20,100	Calamos Asset Management, Inc., Class - A	327,228
6,200	FCStone Group, Inc.(a)	171,740
15,600	Financial Federal Corp.	340,236
5,700	GFI Group, Inc.	326,610
6,500	Interactive Brokers Group, Inc., Class - A(a)	166,855
11,800	Resource America, Inc., Class - A	111,510

		1,444,179

	Diversified Telecommunication Services— 0.12%
36,200	Alaska Communications Systems Group, Inc.	443,088
12,000	GeoEye, Inc.(a)	311,880

		754,968

	Electric Utilities— 0.19%
8,300	Cleco Corp.	184,094
24,900	EL Paso Electric Co.(a)	532,113
21,200	Portland General Electric Co.	478,060

		1,194,267

	Electrical Equipment— 0.33%
8,800	Acuity Brands, Inc.	377,960
7,900	Belden, Inc.	279,028
51,100	FuelCell Energy, Inc.(a)	339,815
6,800	General Cable Corp.(a)	401,676
42,700	GrafTech International Ltd.(a)	692,167

		2,090,646

	Electronic Equipment & Instruments— 0.48%
7,700	Analogic Corp.	512,358
8,000	Anixter International, Inc.(a)	512,320
5,500	Checkpoint Systems, Inc.(a)	147,675
19,000	FLIR Systems, Inc.(a)	571,710
24,300	LoJack Corp.(a)	307,152
23,800	Methode Electronics, Inc.	278,222
7,000	Plexus Corp.(a)	196,350
14,300	ScanSource, Inc.(a)	517,517

		3,043,304

	Energy Equipment & Services— 0.26%
13,300	ION Geophysical Corp.(a)	183,540
11,800	Matrix Service Co.(a)	202,724
15,200	Oil States International, Inc.(a)	681,112
12,300	Trico Marine Services, Inc.(a)	479,331
2,900	Willbros Group, Inc.(a)	88,740

		1,635,447

	Food & Staples Retailing— 0.19%
17,100	Casey’s General Stores, Inc.	386,460
14,300	Performance Food Group Co.(a)	467,324
12,900	The Great Atlantic & Pacific Tea Co., Inc.(a)	338,238

		1,192,022

	Food Products— 0.25%
23,700	Flowers Foods, Inc.	586,575
11,600	Fresh Del Monte Produce, Inc.(a)	422,240
23,100	Imperial Sugar Co.	434,742
4,100	Sanderson Farms, Inc.	155,841

		1,599,398

	Gas Utilities— 0.12%
13,350	New Jersey Resources Corp.	414,517
12,400	Piedmont Natural Gas Co., Inc.	325,624

		740,141

	Health Care Equipment & Supplies— 0.32%
18,700	CONMED Corp.(a)	479,468
14,500	Cynosure, Inc. Class - A(a)	308,850
3,100	Hologic, Inc.(a)	172,360
19,500	Invacare Corp.	434,460
5,200	LifeCell Corp.(a)	218,556
43,200	RTI Biologics, Inc.(a)	408,240

		2,021,934

	Health Care Providers & Services— 0.26%
14,400	AMERIGROUP Corp.(a)	393,552
21,800	Apria Healthcare Group, Inc.(a)	430,550
8,300	HEALTHSOUTH Corp.(a)	147,657
12,700	Molina Healthcare, Inc.(a)	310,134
9,900	Owens & Minor, Inc.	389,466

		1,671,359

	Health Care Technology— 0.04%
11,600	Omnicell, Inc.(a)	233,160

	Hotels, Restaurants & Leisure— 0.26%
4,700	Buffalo Wild Wings, Inc.(a)	115,150
9,100	CBRL Group, Inc.	325,507
2,500	Chipotle Mexican Grill, Inc., Class - B(a)	242,725
18,400	Jack in the Box, Inc.(a)	494,408
6,400	Monarch Casino & Resort, Inc.(a)	113,344
28,600	Ruby Tuesday, Inc.	214,500
3,400	Vail Resorts, Inc.(a)	164,186

		1,669,820

	Household Durables— 0.11%
23,400	American Greetings Corp., Class - A	434,070
22,800	Tempur-Pedic International, Inc.	250,800

		684,870

	Insurance— 0.55%
10,350	American Physicians Capital, Inc.	479,826
32,200	AmTrust Financial Services, Inc.	521,962
7,900	Aspen Insurance Holdings Ltd.	208,402
15,900	Delphi Financial Group, Inc., Class - A	464,757
3,800	Infinity Property & Casualty Corp.	158,080

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Insurance (continued)
11,000	Odyssey Re Holdings Corp.	$404,250
9,300	Presidential Life Corp.	162,192
10,500	RLI Corp.	520,485
48,200	The Phoenix Cos., Inc.	588,522

		3,508,476

	Internet & Catalog Retail— 0.25%
17,900	Overstock.com, Inc.(a)	213,189
7,900	priceline.com, Inc.(a)	954,794
32,200	Systemax, Inc.	388,332

		1,556,315

	Internet Software & Services— 0.13%
4,700	athenahealth, Inc.(a)	111,249
19,300	Interwoven, Inc.(a)	206,124
12,900	Perficient, Inc.(a)	102,426
32,700	Vignette Corp.(a)	431,967

		851,766

	IT Services— 0.23%
14,500	CSG Systems International, Inc.(a)	164,865
6,700	Euronet Worldwide, Inc.(a)	129,042
47,300	MPS Group, Inc.(a)	559,086
26,700	Sykes Enterprises, Inc.(a)	469,653
9,700	Tyler Technologies, Inc.(a)	135,606

		1,458,252

	Leisure Equipment & Products— 0.19%
5,800	JAKKS Pacific, Inc.(a)	159,906
19,000	Marvel Entertainment, Inc.(a)	509,010
13,700	Polaris Industries, Inc.	561,837

		1,230,753

	Life Sciences Tools & Services— 0.35%
30,200	Albany Molecular Research, Inc.(a)	366,628
3,100	Bio-Rad Laboratories, Inc., Class - A(a)	275,745
39,700	Bruker BioSciences Corp.(a)	610,983
6,900	Dionex Corp.(a)	531,231
7,100	Varian, Inc.(a)	411,232

		2,195,819

	Machinery— 0.59%
18,100	Actuant Corp., Class A	546,801
6,400	Ampco-Pittsburgh Corp.	275,136
11,100	Astec Industries, Inc.(a)	430,236
17,100	Chart Industries, Inc.(a)	578,664
11,600	Federal Signal Corp.	161,936
4,500	Hurco Cos., Inc.(a)	210,510
8,700	Kadant, Inc.(a)	255,606
10,900	L.B. Foster Co., Class - A(a)	469,354
19,200	Tecumseh Products Co., Class - A(a)	589,056
5,100	WABTEC Technologies Corp.	192,066

		3,709,365

	Marine— 0.01%
4,400	Arlington Tankers Ltd.	92,400

	Media— 0.13%
25,700	Belo Corp., Class - A	271,649
7,700	Fisher Communications, Inc.(a)	239,932
9,200	Scholastic Corp.(a)	278,484
6,400	Sinclair Broadcast Group, Inc.	57,024

		847,089

	Metals & Mining— 0.17%
61,300	Hecla Mining Co.(a)	684,108
3,000	Mueller Industries, Inc.	86,550
5,250	Quanex Corp.	271,635

		1,042,293

	Multi-Utilities— 0.07%
11,100	CH Energy Group, Inc.	431,790

	Oil, Gas & Consumable Fuels— 0.66%
10,700	ATP Oil & Gas Corp.(a)	350,104
3,900	Berry Petroleum Co., Class - A	181,311
21,800	Bois d’Arc Energy, Inc.(a)	468,482
6,186	Cimarex Energy Co.	338,622
4,500	Comstock Resources, Inc.(a)	181,350
6,600	Contango Oil & Gas Co.(a)	426,426
13,300	Delek US Holdings, Inc.	168,511
25,000	Mariner Energy, Inc.(a)	675,250
13,600	McMoRan Exploration Co.(a)	235,144
34,700	PetroQuest Energy, Inc.(a)	601,698
10,000	Stone Energy Corp.(a)	523,100

		4,149,998

	Paper & Forest Products— 0.06%
16,600	Glatfelter	250,826
3,000	Potlatch Corp.	123,810

		374,636

	Personal Products— 0.05%
14,500	Elizabeth Arden, Inc.(a)	289,275

	Pharmaceuticals— 0.36%
5,600	Auxilium Pharmaceuticals, Inc.(a)	149,744
23,200	Cubist Pharmaceuticals, Inc.(a)	427,344
11,900	Medicis Pharmaceutical Corp., Class - A	234,311
8,600	Obagi Medical Products, Inc.(a)	74,648
18,400	Pain Therapeutics, Inc.(a)	155,480
6,300	Perrigo Co.	237,699
6,600	PharmaNet Development Group, Inc.(a)	166,518
25,900	Salix Pharmaceuticals Ltd.(a)	162,652
22,600	Sciele Pharma, Inc.(a)	440,700
6,100	XenoPort, Inc.(a)	246,867

		2,295,963

	Real Estate Investment Trusts— 0.78%
47,400	Ashford Hospitality Trust, Inc.	269,232
41,700	Extra Space Storage, Inc.	675,123
26,600	Felcor Lodging Trust, Inc.	319,998
9,100	Glimcher Realty Trust	108,836
26,000	Inland Real Estate Corp.	395,460
25,600	Investors Real Estate Trust	250,368
18,700	Kite Realty Group Trust	261,800
13,000	Lexington Realty Trust	187,330
7,600	National Health Investors, Inc.	237,500
23,200	National Retail Properties, Inc.	511,560
4,900	Nationwide Health Properties, Inc.	165,375
18,000	Pennsylvania Real Estate Investment Trust	439,020
2,300	Post Properties, Inc.	88,826
17,000	Ramco-Gershenson Properties Trust	358,870

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Franklin Portfolio Associates LLC (continued)
	Real Estate Investment Trusts (continued)
24,000	Strategic Hotels & Resorts, Inc.	$315,120
22,400	Sunstone Hotel Investors, Inc.	358,624

		4,943,042

	Semiconductors & Semiconductor Equipment— 0.54%
13,400	Advanced Analogic Technologies, Inc.(a)	75,308
20,600	Advanced Energy Industries, Inc.(a)	273,156
8,200	American Superconductor Corp.(a)	190,158
50,300	Amkor Technologies, Inc.(a)	538,210
4,100	Cabot Microelectronics Corp.(a)	131,815
11,700	Cymer, Inc.(a)	304,668
30,700	Intevac, Inc.(a)	397,565
23,900	Mattson Technology, Inc.(a)	145,551
14,900	Micrel, Inc.	138,123
8,800	MKS Instruments, Inc.(a)	188,320
29,500	OmniVision Technologies, Inc.(a)	496,190
23,500	Semtech Corp.(a)	336,755
15,000	Zoran Corp.(a)	204,900

		3,420,719

	Software— 0.54%
17,900	Ansoft Corp.(a)	546,308
7,700	Concur Technologies, Inc.(a)	239,085
18,000	Jack Henry & Associates, Inc.	444,060
24,800	JDA Software Group, Inc.(a)	452,600
19,600	Manhattan Associates, Inc.(a)	449,428
23,000	Mentor Graphics Corp.(a)	203,090
12,600	SPSS, Inc.(a)	488,628
22,700	Sybase, Inc.(a)	597,010

		3,420,209

	Specialty Retail— 0.25%
2,950	Aeropostale, Inc.(a)	79,974
21,800	Asbury Automotive Group, Inc.	299,968
17,700	Dress Barn, Inc.(a)	229,038
18,100	hhgregg, Inc.(a)	203,625
12,500	Insight Enterprises, Inc.(a)	218,750
17,300	Jos. A. Bank Clothiers, Inc.(a)(b)	354,650
9,400	Movado Group, Inc.	183,206

		1,569,211

	Textiles, Apparel & Luxury Goods— 0.38%
6,500	Columbia Sportswear Co.	286,195
4,000	Deckers Outdoor Corp.(a)	431,280
18,000	Fossil, Inc.(a)	549,720
12,800	Maidenform Brands, Inc.(a)	208,256
12,400	Perry Ellis International, Inc.(a)	270,692
4,100	The Men’s Wearhouse, Inc.	95,407
20,000	Wolverine World Wide, Inc.	580,200

		2,421,750

	Thrifts & Mortgage Finance— 0.02%
10,300	Corus Bankshares, Inc.	100,219

	Tobacco— 0.05%
5,200	Universal Corp.	340,756

	Trading Companies & Distributors— 0.10%
20,900	Applied Industrial Technologies, Inc.	624,701

	Wireless Telecommunication Services— 0.03%
8,200	iPCS, Inc.	191,470

	Total Franklin Portfolio Associates LLC	90,471,775

	Frontier Capital Management Co.— 23.68%
	Aerospace & Defense— 0.46%
31,300	BFGoodrich Corp.	1,800,063
46,073	Orbital Sciences Corp.(a)	1,110,359

		2,910,422

	Auto Components— 0.70%
41,300	ArvinMeritor, Inc.	516,663
26,900	Autoliv, Inc.	1,350,380
42,900	Navistar International Corp.(a)	2,580,435

		4,447,478

	Biotechnology— 0.57%
97,400	Alkermes, Inc.(a)	1,157,112
71,000	CV Therapeutics(a)	506,230
57,600	Genomic Health, Inc.(a)	1,088,064
57,200	Nanosphere, Inc.(a)	495,352
56,300	Progenics Pharmaceuticals, Inc.(a)	367,639

		3,614,397

	Building Products— 0.08%
21,300	NCI Building Systems, Inc.(a)	515,460

	Capital Markets— 0.17%
26,800	Thomas Weisel Partners Group, Inc.(a)	177,416
28,000	Waddell & Reed Financial, Inc.	899,640

		1,077,056

	Chemicals— 0.59%
22,000	Albemarle Corp.	803,440
16,400	Cabot Corp.	459,200
93,700	Chemtura Corp.	687,758
20,000	FMC Corp.	1,109,800
37,800	Hercules, Inc.	691,362

		3,751,560

	Commercial Services & Supplies— 0.78%
19,500	Avery-Dennison Corp.	960,375
6,700	Avis Budget Group, Inc.(a)	71,154
23,400	Clean Harbors, Inc.(a)	1,521,000
49,350	Republic Services, Inc., Class A	1,442,994
11,800	Ritchie Bros. Auctioneers, Inc.	969,016

		4,964,539

	Communications Equipment— 1.02%
44,100	ADTRAN, Inc.	815,850
38,100	Anaren, Inc.(a)	482,346
128,468	Arris Group, Inc.(a)	747,684
23,800	Ciena Corp.(a)	733,754
12,400	CommScope, Inc.(a)	431,892
69,500	Foundry Networks, Inc.(a)	804,810
99,600	Harmonic, Inc.(a)	756,960
35,400	Polycom, Inc.(a)	797,916
175,600	Sonus Networks, Inc.(a)	604,064
27,300	Switch and Data Facilities Co.(a)	278,733

		6,454,009

	Computers & Peripherals— 0.57%
25,843	Avid Technology, Inc.(a)	629,019
33,300	Diebold, Inc.	1,250,415

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Computers & Peripherals (continued)
63,900	Western Digital Corp.(a)	$1,727,856

		3,607,290

	Construction & Engineering— 1.20%
66,500	Chicago Bridge & Iron Co.	2,609,460
21,000	Fluor Corp.	2,964,360
27,200	Jacobs Engineering Group, Inc.(a)	2,001,648

		7,575,468

	Containers & Packaging— 0.75%
173,100	Crown Holdings, Inc.(a)	4,355,196
50,000	Smurfit-Stone Container Corp.(a)	385,000

		4,740,196

	Diversified Consumer Services— 0.21%
46,500	Sotheby’s	1,344,315

	Diversified Financial Services— 0.27%
19,400	Investment Technology Group, Inc.(a)	895,892
28,600	MF Global Ltd.(a)	283,426
11,700	Portfolio Recovery Associates, Inc.	501,813

		1,681,131

	Diversified Telecommunication Services— 0.20%
207,739	Level 3 Communications, Inc.(a)	440,407
51,100	SAVVIS, Inc.(a)	831,397

		1,271,804

	Electrical Equipment— 0.63%
18,000	A.O. Smith Corp.	591,660
52,400	Belden, Inc.	1,850,768
16,500	Franklin Electric Co., Inc.	563,805
14,500	Hubbell, Inc., Class - B	633,505
8,900	Thomas & Betts Corp.(a)	323,693

		3,963,431

	Electronic Equipment & Instruments— 0.87%
36,700	Cognex Corp.	801,161
46,440	Digital Theater Systems, Inc.(a)	1,114,560
12,900	Harman International Industries, Inc.	561,666
27,000	Itron, Inc.(a)	2,436,210
17,100	Rogers Corp.(a)	571,311

		5,484,908

	Energy Equipment & Services— 0.99%
11,600	Core Laboratories N.V.(a)	1,383,880
32,800	Dril-Quip, Inc.(a)	1,524,216
16,538	ENSCO International, Inc.	1,035,609
11,100	National-Oilwell Varco, Inc.(a)	648,018
34,200	Noble Corp.	1,698,714

		6,290,437

	Health Care Equipment & Supplies— 1.52%
67,100	Cooper Cos., Inc.	2,310,253
48,800	Cyberonics(a)	707,600
157,100	DexCom, Inc.(a)	650,394
68,600	Helicos Biosciences Corp.(a)	414,344
76,400	Insulet Corp.(a)	1,100,160
38,100	Merit Medical Systems, Inc.(a)	603,123
12,000	Patterson Cos., Inc.(a)	435,600
119,800	RTI Biologics, Inc.(a)	1,132,110
35,500	STERIS Corp.	952,465
54,800	Wright Medical Group, Inc.(a)	1,322,872

		9,628,921

	Health Care Providers & Services— 1.51%
58,300	AMN Healthcare Services, Inc.(a)	898,986
30,000	Cross Country Healthcare, Inc.(a)	371,100
20,400	Express Scripts, Inc., Class - A(a)	1,312,128
25,300	HealthExtras, Inc.(a)	628,452
17,700	Magellan Health Services, Inc.(a)	702,513
144,200	Omnicare, Inc.	2,618,672
26,300	Pediatrix Medical Group, Inc.(a)	1,772,620
42,500	The Providence Service Corp.(a)	1,275,000

		9,579,471

	Health Care Technology— 0.23%
73,700	Eclipsys Corp.(a)	1,445,257

	Hotels, Restaurants & Leisure— 0.14%
20,000	Cheesecake Factory, Inc.(a)	435,800
10,700	Panera Bread Co., Class - A(a)	448,223

		884,023

	Industrial Conglomerates— 0.09%
16,900	Carlisle Cos., Inc.	565,136

	Insurance— 0.22%
33,700	Montpelier Re Holdings Ltd. - ADR	540,885
43,800	OneBeacon Insurance Group Ltd.	833,076

		1,373,961

	IT Services— 0.21%
22,800	Global Payments, Inc.	943,008
27,600	Perot Systems Corp., Class - A(a)	415,104

		1,358,112

	Life Sciences Tools & Services— 1.56%
29,732	Charles River Laboratories International, Inc.(a)	1,752,404
28,700	ICON PLC - ADR(a)	1,862,343
37,700	Illumina, Inc.(a)	2,861,430
13,600	Millipore Corp.(a)	916,776
29,000	PAREXEL International Corp.(a)	756,900
41,300	Pharmaceutical Product Development, Inc.	1,730,470

		9,880,323

	Machinery— 0.90%
49,200	Albany International Corp., Class - A	1,778,088
24,000	Kadant, Inc.(a)	705,120
35,500	Kaydon Corp.	1,558,805
8,500	Oshkosh Corp.	308,380
27,600	Pall Corp.	967,932
11,300	Pentair, Inc.	360,470

		5,678,795

	Marine— 0.38%
41,600	Kirby Corp.(a)	2,371,200

	Media— 0.34%
43,900	Cinemark Holdings, Inc.	561,481
23,900	Sonic Solutions(a)	230,635

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Frontier Capital Management Co. (continued)
	Media (continued)
157,000	TiVo, Inc.(a)	$1,375,320

		2,167,436

	Metals & Mining— 0.83%
23,600	Brush Engineered Materials, Inc.(a)	605,812
21,100	Freeport-McMoRan Copper & Gold, Inc., Class - B	2,030,242
84,700	Hecla Mining Co.(a)	945,252
21,100	Massey Energy Co.	770,150
20,400	RTI International Metals, Inc.(a)	922,284

		5,273,740

	Multiline Retail— 0.16%
35,800	Dollar Tree, Inc.(a)	987,722

	Oil, Gas & Consumable Fuels— 0.46%
142,200	Talisman Energy, Inc.	2,516,940
13,100	World Fuel Services Corp.	367,717

		2,884,657

	Paper & Forest Products— 0.16%
39,500	Neenah Paper, Inc.	1,018,310

	Pharmaceuticals— 0.05%
16,700	Medicis Pharmaceutical Corp., Class - A	328,823

	Real Estate Investment Trusts — 0.15%
99,800	CapitalSource, Inc.	965,066

	Road & Rail— 0.54%
34,200	Kansas City Southern(a)	1,371,762
39,500	Landstar System, Inc.	2,060,320

		3,432,082

	Semiconductors & Semiconductor Equipment— 2.94%
69,100	Actel Corp.(a)	1,057,921
57,400	Altera Corp.	1,057,882
45,100	ATMI, Inc.(a)	1,255,133
16,000	Cabot Microelectronics Corp.(a)	514,400
39,300	Cirrus Logic, Inc.(a)	264,096
58,700	Cree, Inc.(a)(b)	1,641,252
48,500	Cymer, Inc.(a)	1,262,940
15,500	Cypress Semiconductor Corp.(a)	365,955
87,500	Entropic Communications, Inc.(a)	340,375
49,000	Fairchild Semiconductor International, Inc.(a)	584,080
90,580	Integrated Device Technology, Inc.(a)	808,879
21,900	International Rectifier Corp.(a)	470,850
67,900	Maxim Integrated Products, Inc.	1,384,481
20,500	MEMC Electronic Materials, Inc.(a)	1,453,450
57,300	Microsemi Corp.(a)	1,306,440
284,400	Mindspeed Technologies(a)(b)	136,512
56,600	National Semiconductor Corp.	1,036,912
155,200	PMC-Sierra, Inc.(a)	884,640
30,000	Silicon Laboratories, Inc.(a)	946,200
16,200	SiRF Technology Holdings, Inc.(a)	82,458
188,300	Skyworks Solutions, Inc.(a)	1,370,824
28,900	Teradyne, Inc.(a)	358,938

		18,584,618

	Software— 0.76%
102,700	Amdocs Ltd.(a)	2,912,572
28,400	CommVault Systems, Inc.(a)	352,160
60,100	Macrovision Corp.(a)	811,350
31,900	Manhattan Associates, Inc.(a)	731,467

		4,807,549

	Specialty Retail— 0.07%
21,700	CarMax, Inc.(a)	421,414

	Textiles, Apparel & Luxury Goods— 0.04%
23,800	Quiksilver, Inc.(a)	233,478

	Trading Companies & Distributors— 0.25%
7,200	Nu Skin Enterprises, Inc., Class - A	129,744
34,900	Watsco, Inc.	1,445,558

		1,575,302

	Wireless Telecommunication Services— 0.11%
21,800	Nii Holdings, Class - B(a)	692,804

	Total Frontier Capital Management Co.	149,832,101

	Geewax, Terker & Co.— 17.25%
	Aerospace & Defense— 0.35%
49,100	AAR Corp.(a)	1,338,957
17,900	Esterline Technologies Corp.(a)	901,623

		2,240,580

	Auto Components— 0.18%
53,600	ArvinMeritor, Inc.	670,536
29,000	Exide Technologies(a)	379,900
17,000	Standard Motor Products, Inc.	104,040

		1,154,476

	Biotechnology— 0.06%
46,100	American Oriental Bioengineering, Inc.(a)	373,410
9,500	Nabi Biopharmaceuticals(a)	38,190

		411,600

	Building Products— 0.14%
9,200	Ameron International Corp.	860,476

	Capital Markets— 0.25%
38,260	Hercules Technology Growth Capital, Inc.	415,504
59,600	Knight Capital Group, Inc., Class - A(a)	967,904
18,000	SWS Group, Inc.	220,140

		1,603,548

	Chemicals— 0.39%
1,700	Arch Chemicals, Inc.	63,342
40,300	Hercules, Inc.	737,087
9,800	Landec Corp.(a)	82,614
24,200	OM Group, Inc.(a)	1,319,868
28,800	Spartech Corp.	243,360

		2,446,271

	Commercial Banks— 0.52%
19,283	Bank Mutual Corp.	207,099
7,500	Greene Bancshares, Inc.	132,675
27,000	Hanmi Financial Corp.	199,530
1,600	Horizon Financial Corp.	22,096
93,600	Oriental Financial Group, Inc.	1,844,856

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Commercial Banks (continued)
58,000	Sterling Financial Corp.	$905,380

		3,311,636

	Commercial Services & Supplies— 0.83%
2,000	Ambassadors International, Inc.	14,820
2,800	American Public Education, Inc.(a)	85,036
17,000	CBIZ, Inc.(a)	138,040
3,600	Compass Diversified Holdings	47,340
28,000	Consolidated Graphics, Inc.(a)	1,569,400
10,600	CRA International, Inc.(a)	340,684
31,100	Global Cash Access Holdings, Inc.(a)	182,246
11,500	inVentiv Health, Inc.(a)	331,315
39,400	INVESTools, Inc.(a)	433,006
20,000	Live Nation, Inc.(a)	242,600
141,933	Spherion Corp.(a)	868,630
38,700	Volt Information Sciences, Inc.(a)	656,352
6,600	Watson Wyatt Worldwide, Inc.	374,550

		5,284,019

	Communications Equipment— 0.13%
8,817	Arris Group, Inc.(a)	51,315
67,000	Harmonic, Inc.(a)	509,200
16,600	Harris Stratex Networks, Inc., Class - A(a)	166,498
13,700	MasTec, Inc.(a)	112,477

		839,490

	Computers & Peripherals— 0.10%
16,000	Radiant Systems, Inc.(a)	223,520
64,100	SMART Modular Technologies (WWH), Inc.(a)	398,061

		621,581

	Construction & Engineering— 0.07%
30,900	Insituform Technologies, Inc., Class - A(a)	427,347

	Containers & Packaging— 0.13%
9,100	Grief, Inc., Class - A	618,163
5,000	TAL International Group, Inc.	117,850
5,000	Textainer Group Holdings Ltd.	75,400

		811,413

	Diversified Financial Services— 1.55%
87,251	Apollo Investment Corp.	1,381,183
9,000	ASTA Funding, Inc.	125,370
5,000	BlackRock Kelso Capital Corp.	59,700
50,000	Cash America International, Inc.	1,820,000
17,000	CompuCredit Corp.(a)	150,790
8,000	Encore Capital Group, Inc.(a)	54,400
8,000	Federal Agricultural Mortgage Corp., Class - C	208,800
41,200	Interactive Brokers Group, Inc., Class - A(a)	1,057,604
49,830	Leucadia National Corp.	2,253,313
49,000	MCG Capital Corp.	445,410
13,500	NGP Capital Resources Co.	221,670
13,800	Patriot Capital Funding, Inc.	144,486
106,596	Prospect Capital Corp.(b)	1,622,391
4,640	QC Holdings, Inc.	41,992
30,000	TICC Capital Corp.	225,600

		9,812,709

	Diversified Telecommunication Services— 0.10%
13,500	PAETEC Holding Corp.(a)	89,910
27,800	Premiere Global Services, Inc.(a)	398,652
67,800	Virgin Mobile USA, Inc., Class - A(a)	137,634

		626,196

	Electric Utilities— 0.45%
5,200	Central Vermont Public Service Corp.	124,280
54,300	Cleco Corp.	1,204,374
8,100	NRG Energy, Inc.(a)	315,819
11,700	Pike Electric Corp.(a)	162,981
25,100	The Empire District Electric Co.	508,275
17,800	UIL Holdings Corp.	536,314

		2,852,043

	Electrical Equipment— 0.43%
47,600	Acuity Brands, Inc.	2,044,420
9,600	EnerSys(a)	229,632
26,500	GrafTech International Ltd.(a)	429,565

		2,703,617

	Electronic Equipment & Instruments— 0.57%
4,500	Analogic Corp.	299,430
63,500	Benchmark Electronics, Inc.(a)	1,139,825
16,000	Eagle Test Systems, Inc.(a)	168,000
10,830	Excel Technology, Inc.(a)	291,977
5,000	Houston Wire & Cable Co.	80,100
25,000	Methode Electronics, Inc.	292,250
26,500	SYNNEX Corp.(a)	562,330
19,500	TTM Technologies, Inc.(a)	220,740
19,300	Watts Water Technologies, Inc., Class - A	540,979

		3,595,631

	Energy Equipment & Services— 0.47%
17,500	Allis-Chalmers Energy, Inc.(a)	241,325
136,440	Enbridge Energy Management LLC(a)(c)	0
10,000	Hornbeck Offshore Services, Inc.(a)	456,700
43,100	Parker Drilling Co.(a)	278,426
34,300	T-3 Energy Services, Inc.(a)	1,459,808
14,500	Trico Marine Services, Inc.(a)	565,065

		3,001,324

	Food & Staples Retailing— 0.32%
19,800	Ralcorp Holdings, Inc.(a)	1,151,370
14,200	Spartan Stores, Inc.	296,070
22,300	The Great Atlantic & Pacific Tea Co., Inc.(a)	584,706

		2,032,146

	Gas Utilities— 0.11%
7,300	The Laclede Group, Inc.	260,099
17,600	UGI Corp.	438,592

		698,691

	Health Care Equipment & Supplies— 0.19%
28,617	Cynosure, Inc.(a)	609,542
5,575	Meridian Bioscience, Inc.	186,372

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Health Care Equipment & Supplies (continued)
10,000	Orthofix International N.V.(a)	$397,700

		1,193,614

	Health Care Providers & Services— 0.68%
29,200	Amerigroup Corp.(a)	798,036
8,920	Gentiva Health Services, Inc.(a)	194,099
1,900	HEALTHSOUTH Corp.(a)	33,801
50,800	HealthSpring, Inc.(a)	715,264
7,100	LHC Group, Inc.(a)	119,280
36,500	Owens & Minor, Inc.	1,435,910
10,700	Res-Care, Inc.(a)	183,505
14,500	Skilled Healthcare Group, Inc., Class - A(a)	159,210
52,500	Sun Healthcare Group, Inc.(a)	689,850

		4,328,955

	Industrial Conglomerates— 0.32%
41,400	ENPRO Industries, Inc.(a)	1,291,266
15,000	Federal Signal Corp.	209,400
19,000	Trinity Industries, Inc.	506,350

		2,007,016

	Insurance— 1.89%
75,000	American Equity Investment Life Holding Co.	696,000
28,900	AmTrust Financial Services, Inc.	468,469
64,000	Aspen Insurance Holdings Ltd.	1,688,320
94,600	Assured Guaranty Ltd.	2,245,804
39,000	CastlePoint Holdings Ltd.	379,470
9,561	Crawford & Co., Class - B(a)	50,195
18,600	First Mercury Financial Corp.(a)	323,826
10,300	Flagstone Reinsurance Holdings Ltd.	124,630
12,200	Greenlight Capital Re Ltd., Class - A(a)	226,920
500	Hallmark Financial Services, Inc.(a)	5,580
8,026	Infinity Property & Casualty Corp.	333,882
14,500	IPC Holdings Ltd.	406,000
400	Kansas City Life Insurance Co.	19,224
76,926	Max Capital Group Ltd.	2,014,692
96,525	Meadowbrook Insurance Group, Inc.	753,860
3,800	Navigators Group, Inc.(a)	206,720
10,600	Safety Insurance Group, Inc.	361,778
20,200	Seabright Insurance Holdings(a)	297,546
36,040	Tower Group, Inc.	907,127
19,300	Validus Holdings Ltd.	452,199

		11,962,242

	Internet & Catalog Retail— 0.01%
6,000	Stamps.com, Inc.(a)	61,560

	Internet Software & Services— 0.38%
8,700	Asiainfo Holdings, Inc.(a)	94,482
26,000	CMGI, Inc.(a)	344,760
7,500	CyberSource Corp.(a)	109,575
101,000	EarthLink, Inc.(a)	762,550
39,100	Interwoven, Inc.(a)	417,588
48,800	VASCO Data Security International, Inc.(a)	667,584

		2,396,539

	IT Services— 0.23%
13,000	iGATE Corp.(a)	92,560
93,200	Ness Technologies, Inc.(a)	884,468
26,200	Sykes Enterprises, Inc.(a)	460,858

		1,437,886

	Machinery— 0.94%
32,800	Actuant Corp., Class - A	990,888
1,300	Bucyrus International, Inc., Class - A	132,145
32,100	Chart Industries, Inc.(a)	1,086,264
17,800	Hurco Cos., Inc.(a)	832,684
14,730	Kadant, Inc.(a)	432,768
8,000	Nordson Corp.	430,800
46,000	Robbins & Myers, Inc.	1,501,900
14,870	Westinghouse Air Brake Technologies Corp.	560,004

		5,967,453

	Marine— 0.84%
55,000	Eagle Bulk Shipping, Inc.	1,416,800
55,200	Genco Shipping & Trading Ltd.	3,114,936
15,900	TBS International Ltd., Class - A(a)	480,180
32,500	Ultrapetrol Bahamas Ltd.(a)	332,800

		5,344,716

	Media— 0.02%
14,000	Valassis Communications, Inc.(a)	151,900

	Metals & Mining— 0.54%
50,000	Coeur d’Alene Mines Corp.(a)	202,000
29,500	Mueller Industries, Inc.	851,075
37,500	Walter Industries, Inc.	2,348,625

		3,401,700

	Multiline Retail— 0.11%
15,300	The Andersons, Inc.	682,533

	Oil, Gas & Consumable Fuels— 1.30%
16,500	Bois d’Arc Energy, Inc.(a)	354,585
16,500	Chesapeake Energy Corp.	761,475
47,700	Comstock Resources, Inc.(a)	1,922,310
18,000	Energy Partners Ltd.(a)	170,460
8,500	Holly Corp.	368,985
69,800	Mariner Energy, Inc.(a)	1,885,298
16,000	Rosetta Resources, Inc.(a)	314,720
42,400	Swift Energy Co.(a)	1,907,576
6,000	Toreador Resources Corp.(a)	46,680
19,000	Union Drilling, Inc.(a)	332,310
14,700	Warren Resources, Inc.(a)	174,489

		8,238,888

	Paper & Forest Products— 0.23%
5,000	Neenah Paper, Inc.	128,900
43,500	Rock-Tenn Co., Class - A	1,303,695

		1,432,595

	Personal Products— 0.35%
33,400	Chattem, Inc.(a)	2,215,756

	Pharmaceuticals— 0.44%
9,000	BioForm Medical, Inc.(a)	41,400
13,000	Emergent Biosolutions, Inc.(a)	115,960

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Geewax, Terker & Co. (continued)
	Pharmaceuticals (continued)
11,000	K-V Pharmaceutical Co., Class - A(a)	$274,560
121,740	Sciele Pharma, Inc.(a)	2,373,930

		2,805,850

	Real Estate Investment Trusts— 0.47%
21,870	Arbor Realty Trust, Inc.(b)	329,800
19,910	Capital Trust, Inc., Class - A	536,574
10,000	Deerfield Capital Corp.	14,100
20,000	Jer Investors Trust, Inc.(b)	169,600
23,200	MFA Mortgage Investments, Inc.	146,160
45,200	Redwood Trust, Inc.	1,643,020
20,000	Resource Capital Corp.	151,400

		2,990,654

	Semiconductors & Semiconductor Equipment— 0.39%
8,500	DSP Group, Inc.(a)	108,290
26,000	Emulex Corp.(a)	422,240
7,000	IPG Photonics Corp.(a)	109,830
33,000	OmniVision Technologies, Inc.(a)	555,060
120,000	RF Micro Devices, Inc.(a)	319,200
21,000	SiRF Technology Holdings, Inc.(a)	106,890
115,100	Skyworks Solutions, Inc.(a)	837,928

		2,459,438

	Software— 0.38%
17,000	Interactive Intelligence, Inc.(a)	200,090
34,195	JDA Software Group, Inc.(a)	624,059
8,000	ManTech International Corp., Class - A(a)	362,880
137,000	Mentor Graphics Corp.(a)	1,209,710

		2,396,739

	Specialty Retail— 0.19%
17,000	EZCORP, Inc., Class - A(a)	209,270
86,200	hhgregg, Inc.(a)	969,750

		1,179,020

	Textiles, Apparel & Luxury Goods— 0.19%
77,000	Collective Brands, Inc.(a)	933,240
13,100	True Religion Apparel, Inc.(a)	243,005

		1,176,245

	Water Utilities— 0.01%
1,400	Connecticut Water Service, Inc.	33,138

	Total Geewax, Terker & Co.	109,199,231

	IronBridge Capital Management, Inc.— 23.07%
	Aerospace & Defense— 0.93%
14,290	Esterline Technologies Corp.(a)	719,787
59,420	Moog, Inc., Class - A(a)	2,508,118
48,836	Orbital Sciences Corp.(a)	1,176,948
26,109	Triumph Group, Inc.	1,486,385

		5,891,238

	Auto Components— 0.48%
122,422	Gentex Corp.	2,099,537
44,564	Superior Industries International, Inc.	924,703

		3,024,240

	Biotechnology— 0.21%
54,559	Cepheid, Inc.(a)	1,330,694

	Building Products— 0.47%
115,329	Apogee Enterprises, Inc.	1,776,067
36,470	Universal Forest Products, Inc.	1,174,334

		2,950,401

	Capital Markets— 0.30%
117,675	Jefferies Group, Inc.	1,898,098

	Chemicals— 1.23%
31,635	Arch Chemicals, Inc.	1,178,720
58,690	FCM Corp.	3,256,708
28,561	Lubrizol Corp.	1,585,421
35,663	Methanex Corp.	933,301
13,104	Minerals Technologies, Inc.	822,931

		7,777,081

	Commercial Banks— 1.29%
67,603	Cathay General Bancorp, Inc.	1,401,410
22,138	Cullen/Frost Bankers, Inc.	1,174,200
59,655	First Midwest Bancorp, Inc.	1,656,619
137,565	Sterling Bancshares, Inc.	1,367,396
30,416	United Bankshares, Inc.	810,587
33,410	Westamerica Bancorp	1,757,366

		8,167,578

	Commercial Services & Supplies— 0.41%
15,725	Mobile Mini, Inc.(a)	298,775
29,684	TeleTech Holdings, Inc.(a)	666,703
28,588	Watson Wyatt Worldwide, Inc.	1,622,369

		2,587,847

	Communications Equipment— 0.52%
37,954	Polycom, Inc.(a)	855,483
102,553	Tekelec(a)	1,276,785
55,019	ViaSat, Inc.(a)	1,195,013

		3,327,281

	Computers & Peripherals— 0.17%
44,954	Synaptics, Inc(a)	1,073,502

	Containers & Packaging— 0.26%
42,048	AptarGroup, Inc.	1,636,929

	Diversified Consumer Services— 0.11%
4,723	Strayer Education, Inc.	720,257

	Electrical Equipment— 1.26%
66,727	American Superconductor Corp.(a)	1,547,399
48,655	GrafTech International Ltd.(a)	788,698
49,432	IDEX Corp.	1,517,068
42,829	Thomas & Betts Corp.(a)	1,557,691
95,546	Woodward Governor Co.	2,552,989

		7,963,845

	Electronic Equipment & Instruments— 1.49%
58,858	Flir Systems, Inc.(a)	1,771,037
9,200	Itron, Inc.(a)	830,116
56,684	National Instruments Corp.	1,481,720
40,224	Rofin-Sinar Technologies, Inc.(a)	1,806,058
10,912	ScanSource, Inc.(a)	394,905
110,324	Trimble Navigation Ltd.(a)	3,154,163

		9,437,999

	Energy Equipment & Services— 1.13%
14,170	Lufkin Industries, Inc.	904,329
25,260	Oceaneering International, Inc.(a)	1,591,380
42,997	Oil States International, Inc.(a)	1,926,696
30,861	Unit Corp.(a)	1,748,276

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	IronBridge Capital Management, Inc. (continued)
	Energy Equipment & Services (continued)
14,454	W-H Energy Services, Inc.(a)	$995,158

		7,165,839

	Food Products— 0.23%
21,755	Corn Products International, Inc.	807,981
27,419	Peet’s Coffee & Tea, Inc.(a)	644,620

		1,452,601

	Gas Utilities— 0.49%
52,237	AGL Resources, Inc.	1,792,774
55,934	Southern Union Co.	1,301,584

		3,094,358

	Health Care Equipment & Supplies— 1.32%
88,687	ABIOMED, Inc.(a)	1,165,347
15,125	Analogic Corp.	1,006,417
20,770	Arthrocare Corp.(a)	692,680
51,952	Hansen Medical, Inc.(a)	730,445
47,187	IDEXX Laboratories, Inc.(a)	2,324,432
39,773	SonoSite, Inc.(a)	1,130,746
55,499	Thoratec Corp.(a)	793,081
18,317	ZOLL Medical Corp.(a)	487,049

		8,330,197

	Health Care Providers & Services— 0.24%
39,214	Owens & Minor, Inc.	1,542,679

	Health Care Technology— 0.66%
68,084	Cerner Corp.(a)	2,538,171
94,773	Phase Forward, Inc.(a)	1,618,723

		4,156,894

	Hotels, Restaurants & Leisure— 0.16%
28,539	WMS Industries, Inc.(a)	1,026,548

	Household Durables— 0.83%
50,508	iRobot Corp.(a)(b)	864,192
30,770	Snap-on, Inc.	1,564,654
53,275	The Tupperware Brands Corp.	2,060,677
31,165	Universal Electronics, Inc.(a)	754,505

		5,244,028

	Industrial Conglomerates— 0.09%
19,864	Raven Industries, Inc.	601,879

	Insurance— 1.14%
4,516	Alleghany Corp.(a)	1,542,057
88,853	American Financial Group, Inc.	2,271,083
31,655	Argo Group International Holdings Ltd. - ADR(a)	1,124,386
37,878	FBL Financial Group, Inc., Class - A	1,079,144
29,344	Selective Insurance Group, Inc.	700,735
18,161	Stewart Information Services Corp.	508,326

		7,225,731

	Internet Software & Services— 0.06%
44,945	Perficient, Inc.(a)	356,863

	Leisure Equipment & Products— 0.50%
153,886	Callaway Golf Co.	2,259,046
125,274	Leapfrog Enterprises, Inc.(a)	883,182

		3,142,228

	Life Sciences Tools & Services— 0.80%
70,603	Exelixis, Inc.(a)	490,691
16,151	Illumina, Inc.(a)	1,225,861
21,721	Techne Corp.(a)	1,463,126
32,426	Varian, Inc.(a)	1,878,114

		5,057,792

	Machinery— 0.91%
44,008	Astec Industries, Inc.(a)	1,705,750
37,185	Kaydon Corp.	1,632,793
37,277	Lincoln Electric Holding, Inc.	2,403,994

		5,742,537

	Marine— 0.37%
54,256	Alexander & Baldwin, Inc.	2,337,348

	Metals & Mining— 0.39%
28,378	AMCOL International Corp.	886,245
35,524	RTI International Metals, Inc.(a)	1,606,040

		2,492,285

	Multi-Utilities— 0.81%
165,579	Avista Corp.	3,238,725
53,028	Black Hills Corp.	1,897,342

		5,136,067

	Oil, Gas & Consumable Fuels— 0.34%
41,968	Cabot Oil & Gas Corp., Class - A	2,133,653

	Pharmaceuticals— 0.11%
50,050	Isis Pharmaceuticals, Inc.(a)	706,206

	Real Estate Investment Trusts— 0.98%
74,554	Corporate Office Properties	2,505,760
37,763	First Industrial Realty Trust, Inc.	1,166,499
50,258	Mid-America Apartment Communities, Inc.	2,504,859

		6,177,118

	Real Estate Management & Development— 0.15%
22,507	The St. Joe Co.	966,226

	Semiconductors & Semiconductor Equipment— 0.69%
46,616	Cohu, Inc.	757,510
74,298	Cypress Semiconductor Corp.(a)	1,754,176
23,827	Varian Semiconductor Equipment Associates, Inc.(a)	670,730
69,877	Veeco Instruments, Inc.(a)	1,162,054

		4,344,470

	Software— 0.41%
30,348	Jack Henry & Associates, Inc.	748,685
48,877	Manhattan Associates, Inc.(a)	1,120,750
47,033	Parametric Technology Corp.(a)	751,587

		2,621,022

	Specialty Retail— 0.21%
29,865	Stage Stores, Inc.	483,813
21,718	Tractor Supply Co.(a)	858,295

		1,342,108

	Textiles, Apparel & Luxury Goods— 0.68%
28,878	Oxford Industries, Inc.	650,621
126,352	Wolverine World Wide, Inc.	3,665,472

		4,316,093

	Thrifts & Mortgage Finance— 0.24%
66,092	Washington Federal, Inc.	1,509,541

	Total IronBridge Capital Management, Inc.	146,009,301

	Sterling Johnston Capital Management, Inc.— 16.29%
	Aerospace & Defense— 1.49%
63,550	AAR Corp.(a)	1,733,008

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Aerospace & Defense (continued)
39,850	Curtiss-Wright Corp.	$1,652,978
76,800	DynCorp International, Inc., Class - A(a)	1,281,024
34,314	HEICO Corp.	1,672,808
141,200	TASER International, Inc.(a)	1,327,280
30,550	Triumph Group, Inc.	1,739,211

		9,406,309

	Auto Components— 0.22%
69,350	Spartan Motors, Inc.	586,701
25,750	Titan International, Inc.	788,208

		1,374,909

	Biotechnology— 0.36%
9,900	AMAG Pharmaceuticals, Inc.(a)	400,257
28,500	Genomic Health, Inc.(a)	538,365
54,700	Isis Pharmaceuticals, Inc.(a)	771,817
57,600	Sangamo BioSciences, Inc.(a)	585,216

		2,295,655

	Capital Markets— 0.32%
22,700	Investment Technology Group, Inc.(a)	1,048,286
48,300	optionsXpress Holdings, Inc.	1,000,293

		2,048,579

	Chemicals— 0.10%
22,700	Zoltek Cos., Inc.(a)	602,004

	Commercial Banks— 0.09%
16,300	Wintrust Financial Corp.	569,685

	Commercial Services & Supplies— 0.96%
23,550	American Public Education, Inc.(a)	715,214
50,850	Gmarket, Inc. - ADR(a)	1,089,207
22,950	Huron Consulting Group, Inc.(a)	953,572
72,700	Interface, Inc., Class - A	1,021,435
60,300	SkillSoft PLC - ADR(a)	631,341
74,050	TeleTech Holdings, Inc.(a)	1,663,163

		6,073,932

	Communications Equipment— 0.11%
30,300	Blue Coat Systems, Inc.(a)	667,812

	Construction & Engineering— 0.08%
14,600	Perini Corp.(a)	528,958

	Diversified Financial Services— 0.16%
47,100	KBW, Inc.(a)(b)	1,038,555

	Diversified Telecommunication Services— 0.24%
57,500	GeoEye, Inc.(a)	1,494,425

	Electrical Equipment— 1.20%
88,650	Energy Conversion Devices, Inc.(a)	2,650,635
69,550	EnerSys(a)	1,663,636
81,550	GrafTech International Ltd.(a)	1,321,925
35,150	Haynes International, Inc.(a)	1,929,032

		7,565,228

	Energy Equipment & Services— 0.83%
39,850	Hornbeck Offshore Services, Inc.(a)	1,819,949
63,300	Tesco Corp.(a)	1,516,035
62,300	Willbros Group, Inc.(a)	1,906,380

		5,242,364

	Health Care Equipment & Supplies— 1.16%
22,200	Haemonetics Corp.(a)	1,322,676
24,150	Integra LifeSciences Holdings(a)	1,049,800
26,200	Meridian Bioscience, Inc.	875,866
33,600	STERIS Corp.	901,488
25,250	Surmodics, Inc.(a)	1,057,470
47,250	Wright Medical Group, Inc.(a)	1,140,615
38,050	ZOLL Medical Corp.(a)	1,011,750

		7,359,665

	Health Care Providers & Services— 1.06%
117,150	Alliance Imaging, Inc.(a)	1,007,490
21,950	Amedisys, Inc.(a)	863,513
41,550	HealthExtras, Inc.(a)	1,032,102
27,800	Psychiatric Solutions, Inc.(a)	942,976
64,400	Skilled Healthcare Group, Inc., Class - A(a)	707,112
73,050	Sun Healthcare Group, Inc.(a)	959,877
13,650	United Therapeutics Corp.(a)	1,183,455

		6,696,525

	Hotels, Restaurants & Leisure— 0.43%
22,950	Churchill Downs, Inc.	1,084,158
45,400	WMS Industries, Inc.(a)	1,633,038

		2,717,196

	Household Durables— 0.19%
70,650	iRobot, Inc.(a)	1,208,822

	Insurance— 0.12%
129,700	The PMI Group, Inc.	754,854

	Internet Software & Services— 0.67%
73,900	CyberSource Corp.(a)	1,079,679
13,750	eResearchTechnology, Inc.(a)	170,775
71,750	GigaMedia Ltd.(a)	1,118,582
80,250	Interwoven, Inc.(a)	857,070
121,300	SonicWALL, Inc.(a)	991,021

		4,217,127

	IT Services— 0.30%
71,500	Forrester Research, Inc.(a)	1,900,470

	Life Sciences Tools & Services— 0.28%
12,900	ICON PLC - Sponsored ADR(a)	837,081
36,250	PAREXEL International Corp.(a)	946,125

		1,783,206

	Machinery— 1.05%
58,100	Albany International Corp., Class - A	2,099,734
63,650	Barnes Group, Inc.	1,460,768
44,550	Kaydon Corp.	1,956,190
18,100	Middleby Corp.(a)	1,129,259

		6,645,951

	Marine— 0.46%
62,300	Danaos Corp.	1,531,957
150,750	Navios Maritime Holdings, Inc.	1,398,960

		2,930,917

	Metals & Mining— 0.48%
70,200	A.M. Castle & Co.	1,895,400
25,950	RTI International Metals, Inc.(a)	1,173,200

		3,068,600

	Oil, Gas & Consumable Fuels— 0.36%
114,750	Rosetta Resource, Inc.(a)	2,257,133

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	Sterling Johnston Capital Management, Inc. (continued)
	Pharmaceuticals— 0.35%
16,900	Auxilium Pharmaceuticals, Inc.(a)	$451,906
153,900	Indevus Pharmaceuticals, Inc.(a)	734,103
52,300	Sciele Pharma, Inc.(a)	1,019,850

		2,205,859

	Real Estate Investment Trusts— 0.45%
218,400	MFA Mortgage Investment, Inc.	1,375,920
39,750	Redwood Trust, Inc.	1,444,913

		2,820,833

	Real Estate Management & Development— 0.06%
155,350	Meruelo Maddux Properties, Inc.(a)	394,589

	Semiconductors & Semiconductor Equipment— 0.22%
90,950	Advanced Analogic Technologies, Inc.(a)	511,139
46,000	AuthenTec, Inc.(a)	457,240
18,350	Diodes, Inc.(a)	402,966

		1,371,345

	Software— 1.22%
23,300	Advent Software, Inc.(a)	993,046
23,150	Ansoft Corp.(a)	706,538
33,600	Blackboard, Inc.(a)	1,119,888
87,450	CommVault Systems, Inc.(a)	1,084,380
162,100	Lawson Software, Inc.(a)	1,220,613
46,400	Progress Software Corp.(a)	1,388,288
31,750	SPSS, Inc.(a)	1,231,265

		7,744,018

	Specialty Retail— 0.42%
66,200	Aeropostale, Inc.(a)	1,794,682
36,100	Tween Brands, Inc.(a)	893,114

		2,687,796

	Textiles, Apparel & Luxury Goods— 0.64%
54,850	Pacific Sunwear of California, Inc.(a)	691,658
16,500	The Gymboree Corp.(a)	658,020
52,900	The Warnaco Group, Inc.(a)	2,086,376
40,100	Zumiez, Inc.(a)	629,169

		4,065,223

	Trading Companies & Distributors— 0.17%
60,150	Nu Skin Enterprises, Inc., Class - A	1,083,903

	Wireless Telecommunication Services— 0.04%
16,300	Syniverse Holdings, Inc.(a)	271,558

	Total Sterling Johnston Capital Management, Inc.	103,094,005

	Total Common Stocks (cost $567,904,867)	598,606,413

	Mutual Funds—1.14%
	Geewax, Terker & Co.— 0.42%
40,450	iShares Russell 2000 Value Index Fund	2,652,307

	IronBridge Capital Management, Inc.— 0.72%
66,550	iShares Russell 2000 Index Fund	4,559,340

	Total Mutual Funds	7,211,647

	Time Deposits—2.09%
	Franklin Portfolio Associates LLC— 0.15%
944,103	Liquidity Management Control System Time Deposit	944,103

	IronBridge Capital Management, Inc.— 1.19%
7,508,766	Liquidity Management Control System Time Deposit	7,508,766

	Sterling Johnston Capital Management, Inc.— 0.75%
4,771,571	Liquidity Management Control System Time Deposit	4,771,571

	Total Time Deposits	13,224,440

	Right—0.0%
	Geewax, Terker & Co.— 0.0%
7,000	MCG Capital Corp.	7,490

	Total Right	7,490
	Repurchase Agreements—1.60%
	Frontier Capital Management Co.— 1.36%
$8,642,730	Deutsche Bank, dated 3/31/08, due 4/1/08 at 0.85% with a maturity value of $8,642,934 (Collateralized by U.S. Treasury Bill, 8/28/08, with a market value of $8,880,000)	8,642,730

	Geewax, Terker & Co.— 0.24%
1,523,517	Deutsche Bank, dated 3/31/08, due 4/1/08 at 0.85% with a maturity value of $1,523,552 (Collateralized by U.S. Treasury Bill, 8/28/08, with a market value of $1,565,000)	1,523,517

	Total Repurchase Agreements	10,166,247

	Securities Held as Collateral for Securities on Loan—0.48%
2,781,781	State Street Navigator Securities Lending Prime Portfolio, 3.18% (d)	2,781,781
$247,455	Various U.S. Treasury Bonds and Notes 0.01% to 6.00%, 5/16/08-8/26/16	247,455

	Total Securities Held as Collateral for Securities on Loan	3,029,236

	Total Investments (cost $601,639,058) (e) — 99.90%	632,245,473
	Other assets in excess of liabilities — 0.10%	602,671

	Net Assets — 100.00%	$632,848,144

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

(a)	Represents non-income producing security.
(b)	All or part of this security has been placed on loan as of March 31, 2008.
(c)	Escrow Security due to bankruptcy.
(d)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(e)	Represents cost for financial reporting purposes.
ADR	American Depositary Receipt

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks—96.66%
	Artisan Partners LP— 32.42%
	Argentina— 0.03%
19,643	Tenaris SA (Steel)	$489,005

	Australia— 0.03%
427,516	Babcock & Brown Infrastructure Group Units (Diversified Financial Services)	458,981

	Belgium— 0.27%
37,571	Delhaize Group (Food & Staples Retailing)	2,956,002
39,791	Umicore (Chemicals)	2,070,361

		5,026,363

	Brazil— 0.10%
15,200	Redecard SA (Diversified Financial Services)	250,012
262,267	Vivo Participacoes SA Preferred - ADR (Wireless Telecommunication Services)(a)	1,563,111

		1,813,123

	Canada— 0.59%
170,108	Canadian Pacific Railway Ltd. (Transportation)	10,936,243

	China— 1.14%
4,568,453	China Construction Bank, H Shares (Commercial Banks)	3,410,607
356,500	China Life Insurance Co., H Shares (Insurance)	1,225,377
401,600	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	1,906,754
639,400	China Netcom Group Corp. Ltd. (Telecommunications)	1,840,378
2,406,000	China Petroleum & Chemical Corp., H Shares (Oil & Gas)	2,059,000
1,696,800	China Resources Land Ltd. (Real Estate)	2,943,411
2,367,553	China Unicom Ltd. (Telecommunications)	4,983,105
1,204,300	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	1,087,869
2,956,390	Shanghai Electric Group Co. Ltd., H Shares (Machinery)	1,804,437

		21,260,938

	Finland— 0.98%
447,200	Fortum Oyj (Electric Utilities)(a)	18,220,645

	France— 4.88%
51,106	Alstom (Electrical Equipment)	11,078,466
176,208	Bouygues SA (Wireless Telecommunication Services)	11,193,284
107,061	Carrefour SA (Food & Staples Retailing)	8,259,382
151,946	Electricite de France (Electric Utilities)	13,218,849
168,938	France Telecom SA (Diversified Telecommunication Services)	5,680,426
124,011	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	13,801,404
123,005	Technip SA (Energy Equipment & Services)	9,578,728
248,377	Vinci SA (Road Construction)	17,953,783

		90,764,322

	Germany— 5.59%
51,648	Allianz SE (Insurance)	10,255,080
243,406	Bayer AG (Chemicals)	19,519,511
173,191	Daimler AG (Automobiles)	14,826,508
431,372	Deutsche Telekom AG (Telecommunication Services)	7,218,248
113,204	Fraport AG (Transportation Infrastructure)	8,181,096
52,519	IVG Immobilien AG (Real Estate Management & Development)	1,479,887
102,889	Linde AG (Manufacturing)	14,535,079
53,414	RWE AG (Multi-Utilities)	6,597,173
123,921	United Internet AG (Web Portals)	2,689,810
90,223	Wacker Chemie AG (Chemicals)	18,720,557

		104,022,949

	Hong Kong— 2.40%
1,498,500	Bank of East Asia Ltd. (Commercial Banks)	7,499,817
1,658,296	Hutchison Whampoa Ltd. (Industrial Conglomerates)	15,693,552
349,200	New World Development Co. Ltd. (Real Estate Management & Development)	846,257
1,702,130	NWS Holdings Ltd. (Industrial Conglomerates)	5,774,084
555,600	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)(b)	8,666,972
538,794	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	6,078,602

		44,559,284

	Italy— 0.28%
742,570	Intesa Sanpaolo (Commercial Banks)	5,233,989

	Japan— 3.89%
48,900	CANON, INC. (Office Electronics)	2,252,167
280,900	Credit Saison Co. Ltd. (Consumer Finance)	7,835,661
122,400	DENSO CORP. (Auto Components)	3,954,726
139,300	Honda Motor Co. Ltd. (Automobiles)	3,976,606
2,792	Japan Tobacco, Inc. (Tobacco)	13,979,611
8,901	Jupiter Telecommunications Co. Ltd. (Media)(a)(b)	8,324,034
189,800	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	4,608,830
1,870,900	Mitsubishi Heavy Industries Ltd. (Machinery)	7,997,225

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Japan (continued)
297,300	MITSUI & CO. LTD. (Trading Companies & Distributors)	$6,025,948
230,103	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	4,569,274
252,900	SUZUKI MOTOR CORP. (Automobiles)	6,382,134
402,750	Tokyu Land Corp. (Real Estate)	2,525,775

		72,431,991

	Luxembourg— 0.08%
12,173	RTL Group (Media)	1,537,503

	Mexico— 0.06%
42,100	Grupo Televisa SA - ADR (Media)	1,020,504

	Netherlands— 0.88%
668,218	ASML Holding NV (Semiconductors & Semiconductor Equipment)(a)	16,434,616

	Norway— 2.03%
74,125	Acergy SA (Oil, Gas & Consumable Fuels)	1,598,181
1,228,334	Orkla ASA (Food)(b)	15,564,415
96,400	Renewable Energy Corp. AS (Multi-Utilities)(a)(b)	2,689,193
671,000	Seadrill Ltd. (Energy Equipment & Services)(b)	17,993,340

		37,845,129

	Russian Federation – 1.15%
150,700	Gazprom - ADR (Gas Utilities)	7,610,350
78,182	Lukoil - ADR (Oil, Gas & Consumable Fuels)	6,684,561
60,500	Mining and Metallurgical Co., Norilsk Nickel	1,715,175
7,100	Novorossiysk Sea Trade Port - GDR Registered (Transportation Infrastructure)(a)(b)	106,500
12,362	OAO TMK - GDR (Metals & Mining)(b)	395,584
42,291	RAO Unified Energy System - GDR (Electric Utilities)	4,394,035
13,400	Uralkali - GDR (Chemicals)(a)	549,400

		21,455,605

	South Africa— 0.10%
103,246	Naspers Ltd. (Media)	1,797,245

	Spain— 1.83%
211,518	Gamesa Corporacion Tecnologica S.A. (Electrical Equipment)	9,649,818
122,112	Industria de Diseno Textil S.A. (Specialty Retail)	6,783,464
615,031	Telefonica S.A. (Diversified Telecommunication Services)	17,670,236

		34,103,518

	South Korea— 0.59%
73,386	Kookmin Bank (Diversified Financial Services)	4,106,236
42,140	KT Corp. (Diversified Telecommunications Services)	1,998,256
20,979	NHN Corp. (Software) (a)	4,896,724

		11,001,216

	Sweden— 0.03%
31,400	Assa Abloy AB, Class - B (Building Products)	569,588

	Switzerland— 3.67%
88,259	Adecco SA (Commercial Services & Supplies)	5,097,848
68,870	Compagnie Financiere Richemont S.A., A Shares (Textiles, Apparel & Luxury Goods)	3,863,490
108,669	Holcim Ltd., Class B (Construction Materials)(c)	11,415,225
46,675	Nestle SA (Food Products)	23,328,098
16,991	Roche Holding AG (Pharmaceuticals)	3,436,190
112,436	Roche Holding AG Genusscheine (Pharmaceuticals)	21,164,557

		68,305,408

	United Kingdom— 1.82%
40,251	British Energy Group PLC (Electric Utilities)	521,179
1,094,943	Lloyds TSB Group plc (Diversified Financial Services)	9,799,363
875,127	National Grid PLC (Multi-Utilities)	12,008,619
2,114,452	William Morrison Supermarkets PLC (Food & Staples Retailing)	11,507,321

		33,836,482

	Total Artisan Partners LP	603,124,647

	Capital Guardian Trust Co.— 57.30%
	Australia— 1.66%
489,452	Amcor Ltd. (Containers & Packaging)	3,197,571
385,142	Brambles Ltd. (Commercial Services & Supplies)	3,512,008
398,639	Foster’s Group Ltd. (Beverages)	1,864,893
195,293	Insurance Australia Group Ltd. (Insurance)	653,088
38,191	Macquarie Group Ltd. (Diversified Financial Services)	1,843,162
72,810	Newcrest Mining Ltd. (Metals & Mining)	2,219,992
83,424	QBE Insurance Group Ltd. (Insurance)	1,692,948
See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Australia (continued)
555,553	Telstra Corp. Ltd. (Diversified Telecommunication Services)	$2,233,481
145,382	Toll Holdings Ltd. (Road & Rail)	1,331,013
88,000	Westpac Banking Corp. (Commercial Banks)	1,909,635
54,300	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	2,703,961
292,216	Woolworths Ltd. (Food & Staples Retailing)	7,742,943

		30,904,695

	Austria— 0.40%
36,811	Raiffeisen International Bank- Holding AG (Commercial Banks)	5,017,806
115,300	Telekom Austria AG (Diversified Telecommunication Services)	2,382,555

		7,400,361

	Belgium— 0.45%
60,800	Fortis (Diversified Financial Services)(a)	960
285,700	Fortis AG (Insurance)	7,189,067
35,103	UCB SA (Pharmaceuticals)	1,219,381

		8,409,408

	Brazil— 0.06%
83,000	Bovespa Holding SA (Diversified Financial Services)(b)	1,123,860

	Canada— 5.31%
605,600	Barrick Gold Corp. (Metals & Mining)	26,313,320
104,600	Cameco Corp. (Oil, Gas & Consumable Fuels)	3,449,292
25,800	Canadian Imperial Bank of Commerce (Commercial Banks)	1,661,840
44,300	Canadian National Railway Co. (Road & Rail)	2,148,520
172,100	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	11,784,708
75,500	EnCana Corp. (Oil, Gas & Consumable Fuels)	5,753,362
5,600	Fairfax Financial Holdings Ltd. (Insurance)	1,631,105
14,100	Inmet Mining Corp. (Metals & Mining)	1,030,501
37,700	Methanex Corp. (Chemicals)	991,912
226,000	Potash Corp. of Saskatchewan, Inc. (Chemicals)	35,126,681
91,600	Shaw Communications, Inc., Class - B (Communications Equipment)	1,676,328
42,800	Shoppers Drug Mart Corp. (Specialty Retail)	2,166,276
51,900	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	5,017,539

		98,751,384

	Cayman Islands— 0.03%
226,000	Alibaba.com Ltd. (Internet Software & Services)(a)(b)	468,123

	China— 0.11%
531,000	China Shenhua Energy Co. Ltd., Class - H (Oil, Gas & Consumable Fuels)	2,121,980

	Denmark— 0.18%
48,200	Novo Nordisk A/S, Class - B (Pharmaceuticals)	3,296,477

	Finland— 0.55%
58,099	Neste Oil OYJ (Oil, Gas & Consumable Fuels)	2,030,581
85,700	Nokia Oyj (Communications Equipment)	2,711,143
43,200	Rautaruukki Oyj (Metals & Mining)(a)	2,084,746
186,918	UPM-Kymmene Oyj (Paper & Forest Products)	3,319,538

		10,146,008

	France— 7.03%
29,150	Accor SA (Hotels, Restaurants & Leisure)	2,128,718
22,302	Air Liquide SA (Chemicals)	3,399,852
158,300	Axa (Insurance)	5,745,050
119,120	BNP Paribas (Commercial Banks)	12,014,108
232,195	Bouygues SA (Wireless Telecommunication Services)	14,749,754
29,900	Carrefour SA (Food & Staples Retailing)	2,306,681
22,600	Compagnie Generale des Etablissements Michelin, Class - B (Auto Components)	2,358,931
41,200	Dassault Systems SA (Software)	2,392,119
23,900	Electricite de France (Electric Utilities)	2,079,229
103,720	Groupe DANONE (Food Products)	9,273,842
112,600	L’Oreal SA (Personal Products)	14,298,300
38,900	Lafarge SA (Construction Materials)	6,764,683
55,940	PagesJaunes SA (Media)	996,106
39,800	Pernod Ricard SA (Beverages)	4,093,908
78,000	PSA Peugeot Citroen (Automobiles)	6,046,979
17,300	Renault SA (Automobiles)	1,914,424
60,300	Rhodia SA - Registered (Chemicals)(a)	1,407,860
168,500	Sanofi-Aventis (Pharmaceuticals)	12,640,093
45,144	Schneider Electric SA (Electrical Equipment)	5,840,848
6,943	Societe Generale (Commercial Banks)(a)	668,028
27,775	Societe Generale (Commercial Banks)	2,719,317
73,840	Total SA (Oil, Gas & Consumable Fuels)	5,483,186

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
9,658	Vallourec SA (Oil, Gas & Consumable Fuels)	$2,344,406
98,222	Veolia Environnement (Multi-Utilities)	6,847,181
58,200	Vivendi Universal SA (Media)	2,273,904

		130,787,507

	Germany— 2.71%
68,300	Allianz SE (Insurance)	13,561,454
81,500	Bayer AG (Chemicals)	6,535,748
42,795	Commerzbank AG (Commercial Banks)	1,347,076
42,800	Continental AG (Auto Components)	4,396,413
118,400	Daimler AG (Automobiles)	10,135,968
35,800	Deutsche Bank AG (Capital Markets)	4,069,017
1,800	Deutsche Bank AG - Registered (Capital Markets)	203,490
61,502	Hypo Real Estate Holding AG (Commercial Banks)	1,625,244
11,850	Porsche Automobil Holding SE N/V Vorzug (Automobiles)	2,173,507
34,100	SAP AG (Software)	1,690,277
42,000	Siemens AG (Industrial Conglomerates)	4,587,400

		50,325,594

	Hong Kong— 0.58%
617,600	Bank of East Asia Ltd. (Commercial Banks)	3,091,016
518,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	955,808
737,000	Hong Kong & China Gas Co. Ltd. (Utilities – Natural Gas)	2,216,000
1,720,000	Industrial & Commercial Bank of China (Commercial Banks)	1,197,882
177,600	Sino Land Co. Ltd. (Real Estate Management & Development)	383,388
82,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)(b)	1,279,143
155,500	Swire Pacific Ltd., Class - A (Real Estate Management & Development)	1,754,330

		10,877,567

	Indonesia— 0.05%
909,000	PT Telekomunikasi Indonesia, Class B (Diversified Telecommunication Services)	953,462

	Ireland— 0.62%
123,900	Allied Irish Banks PLC (Commercial Banks)	2,640,457
234,400	CRH PLC (Construction Materials)	8,910,212

		11,550,669

	Italy— 0.23%
65,000	ENI SpA (Oil, Gas & Consumable Fuels)	2,216,364
299,013	Intesa Sanpaolo (Commercial Banks)	2,107,587

		4,323,951

	Japan— 14.51%
790,900	AEON Co. Ltd. (Food & Staples Retailing)	9,427,947
150,000	Ajinomoto Co., Inc. (Food Products)	1,520,169
128,200	Canon, Inc. (Office Electronics)	5,904,455
251,000	Citizen Holdings Co. Ltd. (Specialty Retail)	2,123,149
19,300	Credit Saison Co. Ltd. (Consumer Finance)	538,370
301,000	Daiwa House Industries Co. Ltd. (Household Durables)	2,981,005
252	East Japan Railway Co. (Transportation)	2,096,207
156,400	Elpida Memory, Inc. (Electronic Equipment & Instruments)(a)	5,210,195
81,300	Fanuc Ltd. (Machinery)	7,733,534
110,400	FUJIFILM Holdings Corp. (Photo Equipment)	3,910,415
360,000	Hankyu Hanshin Holdings, Inc. (Industrial Conglomerates)	1,556,893
17,900	Hirose Electric Co. Ltd. (Electronic Equipment & Instruments)	2,009,844
360,000	Hitachi Ltd. (Electronic Equipment & Instruments)	2,134,859
218,100	Hoya Corp. (Electronic Equipment & Instruments)	5,120,951
21,600	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)(b)	1,671,042
439	INPEX Holdings, Inc. (Oil, Gas & Consumable Fuels)	4,889,524
206,000	JGC Corp. (Construction & Engineering)	3,146,017
78,700	JS Group Corp. (Manufacturing - Diversified)	1,182,158
32,500	Keyence Corp. (Electronic Equipment & Instruments)	7,474,413
115,000	Matsushita Electric Industrial Co. Ltd. (Electronic Equipment & Instruments)	2,492,474
142,600	Millea Holdings, Inc. (Insurance)	5,265,583
144,700	Mitsubishi Corp. (Trading Companies & Distributors)	4,370,329
561,000	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	4,841,060
103,000	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,087,698
153,000	Mitsui O.S.K. Lines Ltd. (Marine – Cargo Handling)	1,849,940
272,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	2,748,385
1,560	Mizuho Financial Group, Inc. (Commercial Banks)	5,713,426
84,900	Murata Manufacturing Co. Ltd. (Electronic Equipment & Instruments)	4,216,887
27,700	Nintendo Co. Ltd. (Software)	14,286,374

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
176,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment & Instruments)	$2,721,413
522,400	Nissan Motor Co. Ltd. (Automobiles)	4,319,262
650,900	Nomura Holdings, Inc. (Capital Markets)	9,731,497
3,198	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,845,455
40,500	Oracle Corp. Japan (Software)	1,877,483
7,500	ORIX Corp. (Consumer Finance)	1,023,480
26,900	Rohm Co. (Semiconductors & Semiconductor Equipment)	1,665,392
32,900	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,700,130
60,000	SMC Corp. (Machinery)	6,327,514
1,226,300	Softbank Corp. (Wireless Telecommunication Services)	22,234,839
71,500	SONY Corp. (Household Durables)	2,848,234
563	Sony Financial Holdings, Inc. (Diversified Financial Services)(b)	2,276,631
1,300,000	Sumitomo Chemical Co. Ltd. (Chemicals)	8,322,296
499,100	Sumitomo Corp. (Trading Companies & Distributors)	6,575,540
506,000	Sumitomo Metal Industries Ltd. (Metals & Mining)	1,919,205
2,884	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	18,983,584
247,000	SUZUKI MOTOR Corp. (Automobiles)	6,233,243
64,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	3,219,516
104,900	The Kansai Electric Power Co., Inc. (Electric Utilities)	2,610,395
47,500	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	2,888,320
404,000	Tokyo Gas Co. Ltd. (Gas Utilities)	1,633,675
273,000	Tokyu Corp. (Road & Rail)	1,391,571
1,094,000	Toshiba Corp. (Computers & Peripherals)	7,310,897
159,000	Trend Micro, Inc. (Software)	6,238,110
43,200	Uni-Charm Corp. (Household Products)	3,160,024
13,307	Yahoo Japan Corp. (Internet Software & Services)	6,916,542
56,730	Yamada Denki Co. Ltd. (Specialty Retail)	4,895,424
523,500	Yamato Holdings Co. Ltd. (Air Freight & Logistics)	7,669,175

		270,042,150

	Luxembourg— 0.16%
142,800	SES - FDR, Class - A (Diversified Telecommunication Services)	3,043,238

	Mexico— 0.91%
206,200	America Movil SA de CV, Series L - ADR (Communications Equipment)	13,132,878
62,300	Cemex SAB de C.V. - Sponsored ADR (Construction Materials)	1,627,276
31,900	Telefonos de Mexico S.A.B de C.V., Series L - Sponsored ADR (Diversified Telecommunication Services)	1,199,440
238,200	Wal-Mart de Mexico S.A.B de C.V., Series V (Multiline Retail)	1,004,540

		16,964,134

	Netherlands— 1.68%
166,086	Aegon NV (Insurance)	2,443,559
26,800	Heineken Holding NV (Beverages)	1,347,467
14,958	Heineken NV (Beverages)	868,715
259,938	ING Groep NV (Diversified Financial Services)	9,733,262
149,920	Koninklijke Ahold NV (Food & Staples Retailing)(a)	2,224,648
312,000	Koninklijke KPN NV (Diversified Telecommunication Services)	5,270,021
278,900	Unilever NV (Food Products)	9,364,616

		31,252,288

	Norway— 0.50%
357,200	Telenor ASA (Diversified Telecommunication Services)	6,841,836
44,000	Yara International ASA (Chemicals)	2,545,626

		9,387,462

	Poland— 0.10%
51,200	Polski Koncern Naftowy Orlen S.A - GDR Registered (Oil, Gas & Consumable Fuels)(a)	1,825,152

	Russian Federation— 0.55%
175,700	Gazprom - Sponsored ADR (Gas Utilities)	8,872,850

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Russian Federation (continued)
32,750	Uralkali - Sponsored GDR (Chemicals)(a)	$1,342,750

		10,215,600

	Singapore— 0.22%
906,350	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)(b)	2,575,269
470,000	Wilmar International Ltd. (Industrial Conglomerates)(a)	1,427,658

		4,002,927

	South Africa— 0.22%
13,100	Harmony Gold Mining Co. Ltd. (Metals & Mining)(a)	157,281
40,400	Harmony Gold Mining Co. Ltd. - ADR (Metals & Mining)(a)	478,336
70,700	Sasol Ltd. (Oil, Gas & Consumable Fuels)	3,391,592

		4,027,209

	South Korea – 0.58%
14,688	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,242,121
4,770	Samsung Electronics Co. Ltd. – GDR (Electronic Equipment & Instruments (b)	1,489,433

		10,731,554

	Spain— 1.42%
433,000	Banco Bilbao Vizcaya Argentaria SA (Commercial Banks)	9,535,337
181,800	Banco Santander SA (Commercial Banks)	3,621,823
54,571	Industria de Diseno Textil SA (Specialty Retail)(b)	3,031,483
167,500	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,780,147
155,774	Telefonica SA (Diversified Telecommunication Services)	4,475,487

		26,444,277

	Sweden— 0.79%
84,800	Assa Abloy AB, Class - B (Building Products)	1,538,249
73,000	AstraZeneca PLC (Pharmaceuticals)	2,734,428
119,600	Atlas Copco AB, Class - A (Machinery)	2,043,670
2,125,000	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	4,171,296
7,800	Telefonaktiebolaget LM Ericsson, Class B - Sponsored ADR (Communications Equipment)	153,270
516,700	TeliaSonera AB (Diversified Telecommunication Services)	4,149,258

		14,790,171

	Switzerland— 6.27%
270,651	Compagnie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	15,183,060
50,510	Credit Suisse Group (Diversified Financial Services)	2,571,538
1,785	Givaudan SA - Registered (Chemicals)	1,766,303
86,395	Holcim Ltd. (Construction Materials)(c)	9,075,434
42,332	Nestle SA (Food Products)	$21,157,473
16,134	Nobel Biocare Holding AG (Health Care Equipment & Supplies)	3,753,605
284,330	Novartis AG (Pharmaceuticals)	14,575,886
109,096	Roche Holding AG (Pharmaceuticals)	20,535,847
222,694	Swiss Re (Insurance)	19,456,848
14,562	Swisscom AG (Diversified Telecommunication Services)	4,990,151
16,150	Synthes, Inc. (Health Care Equipment & Supplies)	2,259,276
28,750	UBS AG (Capital Markets)	835,658
20,200	UBS AG - Registered (Capital Markets)	581,760

		116,742,839

	Taiwan— 0.59%
40,690	High Tech Computer Corp. - Registered GDR (Computers)	3,659,215
712,415	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors & Semiconductor Equipment)	7,316,502

		10,975,717

	United Kingdom— 8.77%
328,485	Alliance & Leicester plc (Diversified Financial Services)	3,379,824
351,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	612,942
2,594,500	BAE Systems PLC (Aerospace & Defense)	24,983,254
204,900	Barclays PLC (Commercial Banks)	1,841,917
214,688	Billiton PLC (Metals & Mining)	6,369,110
584,650	BP PLC (Oil, Gas & Consumable Fuels)	5,940,127
166,891	Brambles Ltd. (Commercial Services & Supplies)	1,516,800
284,800	British Land Co. PLC (Real Estate Management & Development)	5,185,323
35,600	Cairn Energy PLC (Oil, Gas & Consumable Fuels)(a)	2,002,072
220,200	Daily Mail & General Trust PLC, Class A (Media)	1,888,783
524,200	HBOS PLC (Commercial Banks)	5,825,253

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	United Kingdom (continued)
335,992	HSBC Holdings PLC (Commercial Banks)	$5,533,970
289,400	Lloyds TSB Group PLC (Commercial Banks)	2,590,030
173,500	Marks & Spencer Group PLC (Multiline Retail)	1,333,278
442,300	National Grid Group PLC (Utilities - Electric)	6,069,304
717,400	Premier Foods PLC (Food & Staples Retailing)	1,598,003
151,227	Reed Elsevier PLC (Media)	1,923,609
216,300	Reuters Group PLC (Multimedia)	2,489,512
127,200	Rio Tinto PLC (Metals & Mining)	13,208,930
1,387,500	Royal Bank of Scotland Group PLC (Commercial Banks)	9,285,702
216,457	Royal Dutch Shell PLC, Class - A (Oil, Gas & Consumable Fuels)	7,469,572
50,666	Royal Dutch Shell PLC, Class - B (Oil, Gas & Consumable Fuels)	1,705,188
826,800	SABMiller PLC (Beverages)	18,113,373
228,300	Scottish & Southern Energy (Electric Utilities)	6,360,669
242,000	Standard Chartered PLC (Commercial Banks)	8,269,482
832,600	Tesco PLC (Food & Staples Retailing)	6,261,890
1,839,826	Vodafone Group PLC (Wireless Telecommunication Services)	5,509,292
57,133	Xstrata PLC (Metals & Mining)	3,998,732
619,100	Yell Group PLC (Media)	1,891,957

		163,157,898

	United States— 0.06%
60,764	News Corp. Ltd. Voting CDI, Class - A (Media)	1,117,620

	Total Capital Guardian Trust Co.	1,066,161,282

	Causeway Capital Management LLC— 6.94%
	Canada— 0.17%
25,100	Manulife Financial Corp. (Insurance)	961,001
52,854	Telus Corp. (Diversified Telecommunication Services)	2,227,573

		3,188,574

	Finland— 0.09%
94,028	UPM-Kymmene Oyj (Paper & Forest Products)	1,669,874

	France— 1.33%
20,792	Accor SA (Hotels, Restaurants & Leisure)	1,518,364
110,451	Axa (Insurance)	4,008,506
21,944	BNP Paribas (Commercial Banks)	2,213,210
22,224	Electricite de France (Electric Utilities)	1,933,422
107,583	France Telecom SA (Diversified Telecommunication Services)	3,617,405
43,477	Publicis Groupe (Media)	1,660,921
33,747	Sanofi-Aventis (Pharmaceuticals)	2,531,544
43,557	Technip SA (Energy Equipment & Services)	3,391,900
54,422	Vinci SA (Road Construction)	3,933,862

		24,809,134

	Germany— 0.82%
42,752	Bayer AG (Chemicals)	3,428,420
28,227	Bayerische Motoren Werke AG (Automobiles)	1,561,359
90,797	Deutsche Post AG (Air Freight & Logistics)	2,777,789
23,637	E.ON AG (Electric Utilities)	4,410,459
27,708	Siemens AG (Industrial Conglomerates)	3,026,373

		15,204,400

	Ireland— 0.32%
112,614	Allied Irish Banks PLC (Commercial Banks)	2,383,939
96,448	CRH PLC (Construction Materials)	3,647,993

		6,031,932

	Italy— 0.10%
281,517	UniCredito Italiano S.p.A. (Diversified Financial Services)	1,884,276

	Japan— 0.54%
103,500	Honda Motor Co. Ltd. (Automobiles)	2,954,621
299,600	Mitsubishi UFJ Financial Group, Inc. (Commercial Banks)	2,585,350
7,500	Sankyo Co. Ltd. (Leisure Equipment & Products)	445,515
600	Sony Financial Holdings, Inc. (Diversified Financial Services)(b)	2,426,249
84,700	Yamaha Motor Co. Ltd. (Automobiles)	1,558,698

		9,970,433

	Netherlands— 0.78%
35,472	Akzo Nobel NV (Chemicals)	2,845,734
95,652	ING Groep NV (Insurance)	3,581,646
56,937	Koninklijke (Royal) Philips Electronics NV (Electronic Equipment & Instruments)	2,177,820
139,708	Reed Elsevier NV (Media)	2,664,163
87,155	TNT NV (Air Freight & Logistics)	3,237,339

		14,506,702

	Norway— 0.09%
72,300	Aker Kvaerner ASA (Building – Heavy Construction)(a)	1,647,604

	South Korea— 0.26%
5,400	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,397,838

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares or Principal Amount	Security Description	Value
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	South Korea (continued)
27,468	Shinhan Financial Group Ltd. (Commercial Banks)	$1,450,941

		4,848,779

	Spain— 0.19%
121,900	Telefonica SA (Diversified Telecommunication Services)	3,502,265

	Sweden— 0.34%
174,600	Atlas Copco AB, Class - A (Machinery)	2,983,485
1,679,000	Ericsson LM, Class - B (Communications Equipment)	3,295,815

		6,279,300

	Switzerland— 0.35%
38,721	Credit Suisse Group (Capital Markets)	1,971,343
35,674	Novartis AG (Pharmaceuticals)	1,828,791
8,923	Zurich Financial Services AG (Insurance)	2,810,624

		6,610,758

	United Kingdom— 1.56%
291,199	BAE Systems PLC (Aerospace & Defense)	2,804,046
261,166	BP PLC (Oil, Gas & Consumable Fuels)	2,653,483
228,333	British Airways PLC (Airlines)(a)	1,061,398
172,969	British American Tobacco PLC (Tobacco)	6,490,671
31,596	Compass Group PLC (Food & Staples Retailing)	202,048
97,844	GlaxoSmithKline PLC (Pharmaceuticals)	2,069,766
149,327	HBOS PLC (Commercial Banks)	1,659,419
116,000	HSBC Holdings PLC (Commercial Banks)	1,890,008
265,650	Royal Bank of Scotland Group PLC (Commercial Banks)	1,777,835
70,340	Royal Dutch Shell PLC, Class - B (Oil, Gas & Consumable Fuels)	2,367,326
111,331	Unilever PLC (Food Products)	3,753,525
770,196	Vodafone Group PLC (Wireless Telecommunication Services)	2,306,324

		29,035,849

	Total Causeway Capital Management LLC	129,189,880

	Total Common Stocks	1,798,475,809
	Time Deposits—3.13%
	Artisan Partners LP— 0.96%
17,841,661	Liquidity Management Control System Time Deposit	17,841,661

	Capital Guardian Trust Co.— 1.61%
30,043,565	Liquidity Management Control System Time Deposit	30,043,565

	Causeway Capital Management LLC— 0.56%
10,328,267	Liquidity Management Control System Time Deposit	10,328,267

	Total Time Deposits	58,213,493

	Total Investments (cost $1,576,132,499) (d) — 99.79%	1,856,689,302
	Other assets in excess of liabilities — 0.21%	3,875,293

	Net Assets — 100.00%	$1,860,564,595

(a)	Represents non-income producing security.
(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	On March 31, 2008, the Portfolio owned the following restricted security constituting 1.10% of net assets which may not be publicly sold without registration under the Securities Act of 1933. This security is valued at fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust’s Board of Trustees. Additional information on the security is as follows: Holcim Ltd. Acquistion Cost $19,078,137 Value $20,490,659
(d)	Represents cost for financial reporting purposes.
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Foreign Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Value on Trade Date	Value on 03/31/08	Unrealized Gain/(Loss)
	Currencies Purchased
18,660	Euro	04/03/08	$29,467	$29,454	$(13)
731,192	Euro	04/01/08	1,153,279	1,154,264	985
732,014	Euro	04/03/08	1,154,862	1,155,522	660
16,915,118	Japanese Yen	04/01/08	169,485	169,728	243
12,883,296	Japanese Yen	04/02/08	129,480	129,272	(208)
2,012,401	Japanese Yen	04/03/08	20,166	20,197	31
159,752,323	Japanese Yen	04/01/08	1,609,206	1,602,973	(6,233)
92,180,283	Japanese Yen	04/01/08	921,858	924,948	3,090
64,514,360	Japanese Yen	04/02/08	649,201	647,345	(1,856)
78,006,164	Japanese Yen	04/03/08	782,142	782,877	735
185,750,025	Japanese Yen	04/02/08	1,867,773	1,863,837	(3,936)
71,433,149	Japanese Yen	04/03/08	716,194	716,816	622
3,165,395	Norwegian Kroner	04/01/08	622,587	621,848	(739)
989,970	Swiss Franc	04/01/08	993,646	997,049	3,403
4,996	Swiss Franc	04/01/08	5,042	5,031	(11)

	Total Currencies Purchased		$10,824,388	$10,821,161	(3,227)

	Currencies Sold
73,765	British Pound	04/01/08	$147,729	$146,380	$1,349
120,367	British Pound	04/02/08	239,650	238,856	794
45,810	British Pound	04/03/08	90,252	90,887	(635)
57,120	British Pound	04/01/08	114,426	113,349	1,077
216,564	British Pound	04/02/08	431,491	429,750	1,741
264,707	British Pound	04/03/08	524,814	525,248	(434)
439,821	Euro	04/01/08	693,554	694,305	(751)
18,104	Euro	04/01/08	28,533	28,579	(46)
18,036	Euro	04/02/08	28,493	28,471	22
4,199,750	Hong Kong Dollar	04/01/08	539,654	539,647	7
119,799,177	Japanese Yen	04/01/08	1,198,855	1,202,079	(3,224)
959,389	Swedish Krone	04/01/08	160,858	161,513	(655)
504,497	Swedish Krone	04/02/08	84,811	84,932	(121)
1,635,334	Swiss Franc	07/02/08	1,646,000	1,647,027	(1,027)

	Total Currencies Sold		$5,929,120	$5,931,023	$(1,903)

	Net Unrealized Gain/(Loss)				$(5,130)

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities— 0.8%
$43,058	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	$42,960
1,170,000	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6(a)	6.15	9/25/46	1,059,180
405,000	Countrywide Asset Backed Certificates, Series 2006-15, Class A6(a)	5.83	10/25/46	353,119
56,609	Credit-Based Asset Servicing & Securities, Series 2006-CB2, Class AF1(a)	5.72	12/25/36	56,339
50,232	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	52,385
40,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	35,631
246,858	WFS Financial Owner Trust, Series 2004-4, Class C	3.21	5/17/12	245,990
256,287	WFS Financial Owner Trust, Series 2005-1, Class D	4.09	8/17/12	255,999

	Total Asset Backed Securities			2,101,603

	Collateralized Mortgage Obligations— 39.6%
590,000	Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A31(a)	5.41	1/25/36	448,219
1,400,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class AM(a)	5.70	4/10/49	1,278,002
1,330,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM(a)	5.81	8/10/17	1,221,233
950,000	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	947,965
680,000	Bank of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	668,775
2,055,595	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,941,728
882,096	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 2A1(a)	5.80	10/25/36	793,196
1,941,634	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1(a)	6.00	6/25/47	1,762,011
1,908,488	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-5, Class 3A1(a)	5.98	8/25/47	1,910,359
1,850,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2(a)	5.66	6/11/40	1,828,387
1,325,000	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB(a)	5.71	6/11/40	1,328,068
1,931,414	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1(a)	5.28	12/25/35	1,793,097
791,729	CitiCorp Mortgage Securities, Inc., Series 2004-8, Class 1A1	5.50	10/25/34	760,632
584,503	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	605,326
445,168	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1(a)	4.90	10/25/35	424,663
1,387,041	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1(a)	4.70	3/25/36	1,310,132
1,088,093	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR4, Class 1A1A(a)	5.97	3/25/37	982,581
3,036,250	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A(a)	5.92	7/25/37	3,039,013
1,320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB	5.69	10/15/48	1,318,171
1,210,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,177,592
1,450,000	Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB(a)	5.82	12/10/49	1,460,686
321,131	Countrywide Alternative Loan Trust, Inc., Series 2006-19CB, Class A15	6.08	8/25/36	322,910
113,406	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	105,701
759,606	Countrywide Home Loans, Series 2002-34, Class A15	4.75	1/25/33	746,104
1,712,985	Countrywide Home Loans, Series 2005-29, Class A1	5.75	12/25/35	1,703,349
1,377,813	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	1,373,507
1,345,000	Countrywide Home Loans, Series 2006-HYB1, Class 2A2C(a)	5.21	3/20/36	951,701
1,730,992	Countrywide Home Loans, Series 2007-HY1, Class 1A1(a)	5.69	4/25/37	1,638,281
998,424	Credit Suisse Mortgage Capital Certificate, Series 2006-9, Class 3A1	6.08	11/25/36	982,823

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (Continued)
$1,210,000	Credit Suisse Mortgage Capital Certificate, Series 2006-C5, Class AAB	5.31	12/15/39	$1,192,503
636,395	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	592,532
675,000	CW Capital Cobalt, Series 2006-C1, Class AAB	5.30	8/15/48	662,810
1,310,000	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2 (a)(b)	5.08	6/26/35	1,260,962
1,429,888	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2(a)	5.49	1/25/37	1,350,212
1,706,480	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1(a)	5.86	5/25/37	1,611,770
3,365,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2(a)	5.42	12/10/49	3,291,839
901,653	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1(a)	5.46	11/19/35	814,202
1,975,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,921,571
1,230,000	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2	5.48	11/10/39	1,215,387
1,920,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	5.78	8/10/45	1,899,039
2,100,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4(a)	5.80	8/10/45	2,096,656
1,890,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB(a)	5.80	8/10/45	1,901,437
900,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM(a)	5.80	8/10/45	828,135
1,278,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class J (b)	5.99	8/10/45	600,405
894,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class K (b)	5.80	8/10/45	377,272
2,709,717	GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1(a)	6.00	3/25/37	2,577,156
1,063,762	Indymac Inda Mortgage Loan Trust, Series 2006-AR3, Class 1A1(a)	5.34	12/25/36	1,002,826
1,758,899	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1(a)	5.96	6/25/37	1,663,324
1,820,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2005-LDP4, Class A3A1	4.87	10/15/42	1,779,408
1,120,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB(a)	5.73	2/12/49	1,124,859
825,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class A4(a)	5.82	6/15/49	824,062
1,930,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB(a)	5.82	6/15/49	1,945,556
600,000	JP Morgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4(a)	5.88	2/15/51	598,297
1,123,558	JP Morgan Mortage Trust, Series 2006-A5, Class 2A1(a)	5.83	8/25/36	1,078,846
1,915,000	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A7(a)	4.95	11/25/35	1,719,596
700,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L(a)	5.56	10/25/36	565,664
1,442,988	JP Morgan Mortgage Trust, Series 2006-A7, Class 2A1R(a)	5.45	1/25/37	1,372,087
742,453	JP Morgan Mortgage Trust, Series 2007-A4, Class 1A1(a)	5.48	6/25/37	699,184
1,258,520	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1(a)	3.81	12/21/34	954,715
26,232	Master Alternative Loans Trust, Series 2004-3, Class 8A1	7.00	4/25/34	26,780
211,860	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	212,621
503,930	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	492,276
130,230	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	125,754
808,491	Master Asset Securitization Trust, Series 2003-9, Class 2A7	5.50	10/25/33	808,996
170,000	Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A2(a)	4.57	6/25/35	158,914
495,000	Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB(a)	5.83	6/12/50	498,237
700,000	Morgan Stanley Capital I, Series 2007-HQ12, Class AM(a)	5.63	4/12/17	634,781
675,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4(a)	5.88	6/11/49	678,261
137,429	New York City Mortgage Loan Trust, Series 1996, Class A3 (b)	6.75	9/25/19	136,742
1,300,000	New York City Mortgage Loan Trust, Series 2006-1, Class 2A3(a)	5.65	5/25/36	1,169,233
469,609	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	452,208
160,575	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB	5.75	2/25/34	151,643
1,625,443	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A1	5.75	12/25/21	1,536,748
1,210,864	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 2A1	4.75	12/25/19	1,212,002

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (Continued)
$1,536,583	Residential Funding Mortgage Securities, Inc., Series 2007-SA1, Class 2A2(a)	5.62	2/25/37	$1,454,773
1,641,393	Sequoia Mortgage Trust, Series 2007-1, Class 2A1(a)	5.78	2/20/47	1,557,042
1,400,000	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 6A3(a)	5.40	11/25/35	989,357
1,900,808	Structured Adjustable Rate Mortgage Loan, Series 2005-21, Class 7A1(a)	6.03	11/25/35	1,941,828
1,350,000	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4(a)	5.25	12/25/35	1,134,569
1,280,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2(a)	5.74	6/15/49	1,264,787
615,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB(a)	5.74	6/15/49	616,963
890,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class H(a)(b)	5.74	6/15/49	462,599
865,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 2A2(a)	5.64	12/25/36	687,649
822,969	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1(a)	5.63	12/25/36	787,163
1,005,041	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.35	3/25/37	948,633
1,727,795	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	5.58	4/25/37	1,629,587
1,192,777	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 1A1(a)	5.53	5/25/37	1,123,990
1,230,000	Washington Mutual, Series 2005-AR16, Class 1A3(a)	5.10	12/25/35	1,106,942
1,103,945	Washington Mutual, Series 2006-AR18, Class 1A1(a)	5.35	1/25/37	1,038,855
1,320,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A4(a)	5.39	8/25/35	973,127
1,350,000	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2(a)	4.99	10/25/35	1,234,608
1,483,778	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1	5.50	3/25/36	1,475,898
1,062,236	Wells Fargo Mortgage Backed Securities Trust, Series 2006-6, Class 1A3	5.75	5/25/36	1,062,309
2,250,594	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	2,146,141
1,831,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A6(a)	5.52	8/25/36	1,450,229
675,055	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	657,693

	Total Collateralized Mortgage Obligations			108,386,462

	Corporate Bonds— 20.6%
380,000	21st Century Insurance (Insurance)	5.90	12/15/13	392,588
206,000	Alto Parana SA (Forest Products & Papers) (b)	6.38	6/9/17	208,596
182,114	America West Airlines, Series 1999-1 (Airlines)	7.93	1/2/19	184,391
860,000	American Express Centurion, Series BKNT (Banking)	5.55	10/17/12	867,788
615,000	American General Corp., Series B (Insurance) (b)	8.13	3/15/46	644,385
1,540,000	American General Finance, Series I (Diversified Financial Services)	4.88	7/15/12	1,485,684
385,000	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	376,417
145,000	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	155,931
545,000	Arizona Public Service Co. (Electric)	5.63	5/15/33	441,456
379,000	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	343,040
387,000	Banco Mercantil Del Nort (Banks) (b)	6.86	10/13/21	355,439
350,000	Bank of America Corp. (Banking) Callable Call @ 1/30/18 @ 100.00(a)	8.00	12/29/49	350,420
1,066,000	Bank of New York Mellon, Series MTN (Financial Services)	4.95	11/1/12	1,092,202
700,000	British Telecom PLC (Telecommunications)	5.15	1/15/13	689,815
555,000	Broadridge Financial Solutions, Inc. (Software)	6.13	6/1/17	521,128
490,000	Canadian Natural Resources (Oil & Gas)	6.50	2/15/37	484,723
718,000	Celulosa Arauco (Forest Products & Papers)	5.63	4/20/15	716,120

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$80,000	Comcast Cable Communications Holdings, Inc. (Broadcasting & Cable TV)	9.46	11/15/22	$97,366
580,000	Commonwealth Edison Co. (Electric)	5.80	3/15/18	576,951
625,000	Commonwealth Edison Co. (Electric)	6.15	3/15/12	652,319
62,000	Commonwealth Edison Co. (Electric)	6.95	7/15/18	63,550
340,000	Computer Sciences Corp. (Computer Services) (b)	6.50	3/15/18	345,437
431,000	CVS Caremark Corp. (Retail)	6.25	6/1/27	429,525
1,183,000	CVS Caremark Corp. (Retail)	6.30	6/1/37	1,084,839
1,200,000	Delhaize Group (Food)	6.50	6/15/17	1,239,244
1,345,000	Deutsche Bank AG London (Banks)	5.00	10/12/10	1,410,764
1,480,000	Dominion Resources, Inc. (Electric)	6.30	9/30/66	1,353,503
50,000	Dominion Resources, Inc. (Electric)	7.50	6/30/66	46,154
1,005,000	EDP Finance BV (Electric Utilities)	5.38	11/2/12	1,036,046
585,000	ENEL Finance International Co. (Electric)	6.80	9/15/37	589,964
350,000	Energy East Corp. (Electric)	6.75	9/15/33	342,373
390,000	Energy East Corp. (Electric)	6.75	7/15/36	378,799
935,000	Enterprise Products Operating LP (Oil & Gas)	5.65	4/1/13	934,121
177,000	Enterprise Products Operating LP (Oil & Gas)	7.50	2/1/11	190,137
400,000	ERAC USA Finance Co. (Commercial Services)	5.80	10/15/12	381,229
950,000	ERAC USA Finance Co. (Commercial Services)	7.00	10/15/37	780,966
890,000	ERAC USA Finance Co. (Commercial Services) (b)	8.00	1/15/11	949,451
690,000	Farmers Exchange Capital (Diversified Financial Services) (b)	7.20	7/15/48	626,899
535,000	FBL Financial Group, Inc. (Insurance)	5.88	3/15/17	481,359
930,000	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	845,754
255,000	FPL Group Capital, Inc. (Electric)	7.30	9/1/67	249,397
210,000	General Electric Capital Corp. (Diversified Financial Services)	5.88	1/14/38	202,410
630,000	General Electric Co. (Manufacturing)	5.25	12/6/17	629,131
680,000	General Mills, Inc. (Food)	5.20	3/17/15	681,937
535,000	Glen Meadow Pass Through (Diversified Financial Services) (b)	6.51	2/12/67	480,778
1,915,000	Goldman Sachs Capital Trust II (Diversified Financial Services)	5.79	12/29/49	1,275,581
135,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	5.95	1/15/27	120,553
25,000	Goldman Sachs Group, Inc. (Diversified Financial Services)	6.75	10/1/37	23,258
685,000	Historic TW, Inc. (Multimedia)	9.13	1/15/13	767,695
560,000	JP Morgan Chase & Co. (Diversified Financial Services)	5.13	9/15/14	553,308
260,000	Mangrove Bay Pass-Through Trust (Diversified Financial Services) (b)	6.10	7/15/33	191,448
675,000	McDonald’s Corp., Series MTN (Restaurants)	5.35	3/1/18	683,248
925,000	Medco Health Solutions, Inc. (Pharmaceuticals)	6.13	3/15/13	936,959
880,000	Miller Brewing Co. (Brewery) (b)	5.50	8/15/13	935,281
680,000	MMG Fiduciary (AES el Salvador) (Electric) (b)	6.75	2/1/16	655,555
995,000	MUFG Capital Finance 1 Ltd. (Diversified Financial Services)	6.35	7/29/49	810,825
365,000	Nucor Corp. (Steel)	5.75	12/1/17	377,822
1,860,000	Oil Insurance Ltd. (Insurance) (b)	7.56	12/29/49	1,622,255
827,000	Partnerre Finance (Insurance)	6.44	12/1/66	704,480
226,000	Pemex Project Funding Master Trust (Pipelines) (b)	5.75	3/1/18	230,606
659,000	Pennsylvania Electric Co. (Electric)	6.05	9/1/17	655,228
1,145,000	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	973,674
301,000	Quest Diagnostics, Inc. (Health - Services)	6.95	7/1/37	297,984
218,000	Qwest Corp. (Telecommunications)	7.50	10/1/14	212,550
597,000	Qwest Corp. (Telecommunications)	7.63	6/15/15	582,075
900,000	Royal Bank of Scotland Group PLC, Series MTN (Banking)(a)	7.64	3/31/49	775,071
500,000	Santander Perpetual (Special Purpose)	6.67	10/29/49	450,580
425,000	Schering-Plough Corp. (Pharmaceuticals)	6.55	9/15/37	409,292
640,000	Sierra Pacific Power Co. (Electric)	6.75	7/1/37	613,747
635,000	SPI Electricity & Gas Australia Holdings (Electric) (b)	6.15	11/15/13	661,881
620,000	Stancorp Financial Group (Insurance)(a)	6.90	5/29/67	551,133
1,250,000	Stoneheath RE (Insurance)	6.87	12/29/49	818,562
325,000	Symetra Financial Corp. (Insurance)	8.30	10/15/37	306,088
352,000	TCI Communications, Inc. (Media)	8.75	8/1/15	398,177
120,000	TCI Communications, Inc. (Media)	9.88	6/15/22	148,475
295,000	TCI Communications, Inc. (Media)	10.13	4/15/22	369,508
342,000	The Kroger Co. (Food - Retail)	6.40	8/15/17	360,938
470,000	TIAA Global Markets (Diversified Financial Services)	5.13	10/10/12	486,251
490,000	Time Warner Entertainment Co. LP (Multimedia)	10.15	5/1/12	558,416

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$345,000	TNK-BP Finance SA (Diversified Financial Services)	7.50	3/13/13	$335,944
310,000	TNK-BP Finance SA (Diversified Financial Services)	7.88	3/13/18	286,363
740,000	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	654,074
160,000	Travelers Cos., Inc. (Insurance)	6.25	3/15/37	141,123
669,000	Tyco Electronics Group (Manufacturing)	7.13	10/1/37	698,011
370,000	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	355,724
285,000	Verizon Communications, Inc. (Telecommunications)	6.40	2/15/38	277,468
561,000	Viacom, Inc. (Media)	5.75	4/30/11	566,975
235,000	Viacom, Inc. (Media)	6.13	10/5/17	229,146
250,000	Viacom, Inc. (Media)	6.75	10/5/37	239,753
1,970,000	Wachovia Capital Trust III (Banks)	5.80	3/15/42	1,403,625
485,000	Wells Fargo Co. (Banks)	5.25	10/23/12	502,981
760,000	Westar Energy, Inc. (Electric)	5.95	1/1/35	686,563
1,130,000	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	1,008,299
500,000	Woori Bank (Banks)	6.21	5/2/37	397,909
790,000	WPS Resources Corp. (Electric)	6.11	12/1/66	680,999
1,090,000	XL Capital Ltd. (Insurance)	6.50	12/31/49	817,003
1,327,000	Xstrata Finance Canada (Diversified Financial Services) (b)	6.90	11/15/37	1,282,612

	Total Corporate Bonds			56,473,602

	Taxable Municipal Bonds— 3.2%
685,000	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	685,795
125,000	Denver Colorado City & County Special Facilities Airport Revenue, Series B (MBIA)	7.25	1/1/10	130,670
1,235,000	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,261,305
70,000	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	72,037
795,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	827,778
645,000	Pico Rivera California, Water Authority (MBIA)	6.45	5/1/09	662,447
1,285,000	Port Authority of New York & New Jersey (AGC-ICC)	6.40	3/15/27	1,339,998
135,000	Riverside California Public Funding Authority Tax Allocation Revenue, Series B	5.82	8/1/28	135,932
1,500,000	Texas State Transportation Commission Mobility Fund, Series A (FGIC)	4.50	4/1/30	1,398,825
1,235,000	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	1,191,219
1,145,000	Wichita Falls Texas, Series B (MBIA)	6.00	9/1/21	1,192,666

	Total Taxable Municipal Bonds			8,898,672

	U.S. Government Agency Mortgages— 24.5%
2,009,140	Fannie Mae, Pool #255321	5.50	7/1/24	2,044,805
665,129	Fannie Mae, Pool #255493	5.50	11/1/24	676,936
440,912	Fannie Mae, Pool #255550	5.50	12/1/24	448,739
959,454	Fannie Mae, Pool #256116	6.00	2/1/26	986,658
1,550,714	Fannie Mae, Pool #256687	5.50	4/1/37	1,547,513
1,407,634	Fannie Mae, Pool #380433	6.49	8/1/08	1,404,143
1,622,364	Fannie Mae, Pool #555591	5.50	7/1/33	1,639,295
596	Fannie Mae, Pool #560912	9.50	10/1/30	663
562,795	Fannie Mae, Pool #672512	5.50	12/1/32	568,669
362,544	Fannie Mae, Pool #725231	5.00	2/1/34	359,836
1,446,890	Fannie Mae, Pool #725419	4.50	10/1/33	1,395,851
1,099,457	Fannie Mae, Pool #725424	5.50	4/1/34	1,110,931
917,654	Fannie Mae, Pool #725425	5.50	4/1/34	927,231
1,175,642	Fannie Mae, Pool #725435	4.50	5/1/19	1,173,644
278,452	Fannie Mae, Pool #725456	5.00	5/1/34	276,208
644,945	Fannie Mae, Pool #727437	6.00	3/1/25	665,667
1,077,995	Fannie Mae, Pool #728720	5.00	7/1/33	1,069,937
1,360,542	Fannie Mae, Pool #735230	5.00	8/1/20	1,376,402
961,250	Fannie Mae, Pool #735230	5.50	2/1/35	972,802

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (Continued)
$1,857,544	Fannie Mae, Pool #735841	4.50	11/1/19	$1,854,387
367,932	Fannie Mae, Pool #741897	5.00	10/1/33	365,183
621,706	Fannie Mae, Pool #744131	6.50	12/1/24	644,431
1,782,793	Fannie Mae, Pool #745150	4.50	6/1/20	1,779,764
1,753,048	Fannie Mae, Pool #745396	4.50	8/1/20	1,752,116
1,230,321	Fannie Mae, Pool #745518	5.50	1/1/20	1,262,826
15,735	Fannie Mae, Pool #747631	6.50	11/1/33	16,380
753,768	Fannie Mae, Pool #872891	6.50	6/1/36	781,366
1,468,619	Fannie Mae, Pool #888013	4.50	6/1/19	1,467,838
1,057,874	Fannie Mae, Pool #888105	5.00	8/1/20	1,073,653
2,081,970	Fannie Mae, Pool #888283	5.00	8/1/34	2,066,407
1,899,177	Fannie Mae, Pool #888657	5.50	2/1/35	1,923,397
868,877	Fannie Mae, Pool #892916	6.50	8/1/36	900,689
315,396	Fannie Mae, Pool #919157	6.50	4/1/37	326,922
681,802	Fannie Mae, Pool #923096	5.50	3/1/37	680,394
1,333,619	Fannie Mae, Pool #970080	6.50	2/1/38	1,382,363
26,348	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	26,607
572,739	Fannie Mae, Series 2001-14, Class Z	6.00	5/25/31	592,843
1,323,057	Fannie Mae, Series 2003-37, Class QK	4.00	7/25/27	1,318,902
2,276,000	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,217,269
1,150,000	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,119,658
455,000	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	442,695
2,100,000	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,043,911
43,779	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	45,652
1,684,605	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,762,606
1,375,000	Freddie Mac, Pool #1G2725	5.49	3/1/38	1,376,442
610,119	Freddie Mac, Pool #A71059	7.00	1/1/38	640,881
1,387,437	Freddie Mac, Pool #A71283	6.50	1/1/38	1,440,497
17,659	Freddie Mac, Series 1977, Class E	7.00	7/15/12	18,039
31,653	Freddie Mac, Series 2278, Class H	6.50	1/15/31	33,136
5,775	Freddie Mac, Series 2497, Class BM	5.00	2/15/22	5,911
495,000	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	514,458
1,365,000	Freddie Mac, Series 2590, Class NT	5.00	4/15/16	1,388,642
1,192,000	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,182,602
1,390,000	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,373,977
1,700,000	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,700,227
250,000	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	247,190
1,186,000	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,163,702
2,215,000	Freddie Mac, Series 2938, Class ND	5.00	10/15/33	2,170,640
1,103,344	Freddie Mac, Series 3145, Class LN	4.42	10/15/34	1,105,518
1,672,640	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,705,825
1,304,959	Freddie Mac, Series R006, Class AK	5.75	12/15/18	1,332,284
1,294,150	Freddie Mac, Series R007, Class AC	5.88	5/15/16	1,314,761
644,614	Freddie Mac, Series R013, Class AB	6.00	12/15/21	662,457
1,185,801	Government National Mortgage Association, Pool #616571	6.50	8/20/34	1,237,060

	Total U.S. Government Agency Mortgages			67,108,438

	U.S. Treasury Obligations— 9.5%
3,235,000	U.S. Treasury Note	2.50	3/31/13	3,241,318
6,897,000	U.S. Treasury Note	3.50	2/15/18	6,936,872
7,648,000	U.S. Treasury Note	4.75	2/15/37	8,225,783

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	U.S. Treasury Obligations (Continued)
$7,440,000	U.S. Treasury Note	4.88	8/31/08	$7,544,621

	Total U.S. Treasury Obligations			25,948,594

	Money Market Mutual Fund— 2.5%
6,853,766	SSgA Prime Money Market Fund(a)	3.29		6,853,766

	Total Money Market Mutual Fund			6,853,766

	Total Investments (cost $285,658,710) (c) — 100.7%			275,771,137
	Liabilities in excess of other assets — (0.7)%			(1,971,503)

	Net Assets — 100.0%			$273,799,634

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Represents cost for financial reporting purposes.

AGC – Associated General Contractor

AMBAC – American Municipal Bond Assurance Corp.

FGIC – Financial Guaranty Insurance Co.

ICC – Interstate Commerce Commission

MBIA – Municipal Bond Insurance Association

MTN – Medium Term Note

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities— 3.4%
$115,066	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4	4.05	7/15/09	$115,150
1,800,000	Chase Issuance Trust, Series 2007-A17, Class A	5.12	10/15/14	1,860,967
1,337,622	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	5.34	7/15/10	1,350,807
1,206,002	Honda Auto Receivables Owner Trust, Series 2006-1, Class A3	5.07	2/18/10	1,214,446
2,100,000	MBNA Credit Card Master Note Trust, Series 2006-A1, Class A1	4.90	7/15/11	2,130,797
460,000	MBNA Master Credit Card Trust, Series 1999-B, Class A	5.90	8/15/11	471,639
870,454	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A(a)	2.72	4/25/37	835,465
1,600,000	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,607,647

	Total Asset Backed Securities			9,586,918

	Collateralized Mortgage Obligations— 27.0%
308,059	American Home Mortgage Assets, Series 2006-6, Class A1A(a)	2.79	12/25/46	230,651
54,528	Asset Securitization Corp., Series 1997-D5, Class A1C	6.75	2/14/43	54,544
1,026,396	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	1,050,799
1,385,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,410,481
1,300,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4(a)	4.99	11/10/42	1,279,014
1,370,000	Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A4	5.36	10/10/45	1,340,474
328,281	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	318,880
395,814	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	375,812
1,500,000	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	1,496,257
1,190,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,164,129
550,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class AJ(a)	5.46	3/11/39	452,484
1,575,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T28, Class A4	5.74	9/11/42	1,554,569
1,265,402	Capco America Securitization Corp., Series 1998-D7, Class A1B	6.26	10/15/30	1,267,824
207,571	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	213,083
1,642,697	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,700,483
725,000	Citigroup / Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4(a)	5.89	11/15/44	716,119
1,843,011	Citimortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,648,343
1,419,148	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	1,463,741
1,945,000	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4	5.82	12/10/49	1,943,981
289,800	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1(a)	5.20	8/25/46	223,281
860,534	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1(a)	2.73	3/20/47	652,977
2,137,268	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	2,126,199
337,299	Countrywide Home Loans, Series 2006-0A5, Class 2A1(a)	2.80	4/25/46	252,956
1,128,546	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	1,112,324
487,822	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	438,735
1,970,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class A3(a)	5.31	12/15/39	1,913,537
1,660,000	CS First Boston Mortgage Securities Corp., Series 2002-CP3, Class A3	5.60	7/15/35	1,654,490
1,660,000	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,523,511
1,160,000	CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	4.83	4/15/37	1,132,194
1,025,000	CWCapital COBALT, Series 2007-C3, Class A4(a)	5.82	5/15/46	1,023,704
359,957	DBALT, Series 2006-0A1, Class A1(a)	2.80	2/25/47	273,973

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (Continued)
$1,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	$1,615,919
1,825,000	GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2	5.00	12/10/37	1,778,315
1,625,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	1,589,052
328,571	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2	6.95	9/15/33	333,156
668,783	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	7.18	8/15/36	682,733
924,197	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	955,814
761,967	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	790,669
340,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4	5.74	12/10/49	335,635
801,834	GS Mortgage Securities Corp. II, Series 1998-C1, Class A3	6.14	10/18/30	800,753
985,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	971,945
1,070,000	GS Mortgage Securities Corp. II, Series 2006- G68, Class A4	5.56	11/10/39	1,059,715
1,412,250	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1(a)	4.06	8/25/34	1,376,049
945,182	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1(a)	5.25	11/25/35	843,579
524,686	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1(a)	2.79	8/25/46	399,167
594,021	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A(a)	2.77	11/19/36	452,126
886,535	Homebanc Mortgage Trust, Series 2005-4, Class A1(a)	2.87	10/25/35	622,951
1,606,357	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,636,069
1,080,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	4.65	1/12/37	1,038,540
220,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	215,469
735,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	5.41	5/15/47	713,030
555,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	549,061
675,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2(a)	5.80	6/15/49	670,440
717,810	JP Morgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	739,727
241,471	JP Morgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	235,909
174,102	JP Morgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	166,369
128	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	27
627,253	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	650,957
1,150,000	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,186,478
865,000	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	832,556
1,575,000	LB - UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	5.87	9/15/45	1,527,593
741,551	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	6.21	10/15/35	742,011
1,807,351	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A2	6.30	10/15/35	1,810,468
811,545	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	798,935
405,193	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	375,393
107,039	Morgan Stanley Capital I, Series 1998-HF2, Class A2	6.48	11/15/30	106,949
245,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A2(a)	5.63	4/12/49	241,601
2,050,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A4(a)	5.88	6/11/49	2,059,905
955,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4	5.70	12/12/49	938,025
1,575,000	Morgan Stanley Capital I, Series 2007-T27, Class A4	5.80	6/13/42	1,559,007
1,122,188	NationsLink Funding Corp., Series 1999-1, Class A2	6.32	1/20/31	1,124,316
1,525,000	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,568,525
466,248	Residential Accredit Loans, Inc., Series 2007-Q02, Class A1(a)	2.75	2/25/47	325,881
584,039	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1(a)	2.92	10/25/35	461,670
665,000	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3	6.10	8/15/39	679,689

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Collateralized Mortgage Obligations (Continued)
$875,000	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	$860,888
850,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4(a)	5.27	12/15/44	849,223
320,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	316,873
1,495,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	1,449,391
760,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4(a)	5.90	2/15/51	765,848
1,255,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	5.68	5/15/46	1,235,057
695,373	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4(a)	4.92	8/25/35	683,447
405,148	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A	5.29	5/25/47	270,143
677,662	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A(a)	5.08	6/25/47	450,240
647,727	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1(a)	6.10	9/25/36	609,681

	Total Collateralized Mortgage Obligations			77,062,518

	Corporate Bonds— 19.6%
275,000	Allstate Corp. (Insurance)	6.13	5/15/37	253,217
1,500,000	Anadarko Petroleum Corp. (Oil Comp-Exploration)	5.95	9/15/16	1,551,222
1,275,000	AT&T, Inc. (Telecommunications)	6.50	9/1/37	1,261,220
175,000	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	186,873
350,000	Bank of America Corp. (Banking)	5.75	8/15/16	357,012
395,000	Bank of America Corp. (Banking)	5.75	12/1/17	408,763
850,000	Bank of America Corp. (Banking)	6.00	9/1/17	893,664
545,000	Bank of America Corp. (Banking)	7.80	2/15/10	582,605
1,785,000	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00(a)	8.00	12/29/49	1,787,142
1,200,000	Barclays Bank PLC (Banking)(a)	7.43	9/29/49	1,084,901
355,000	Bear Stearns Co., Inc. (Brokerage Services)(a)	5.60	7/19/10	319,941
525,000	Bear Stearns Co., Inc. (Brokerage Services)	6.40	10/2/17	518,386
790,000	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	790,389
200,000	Belvoir Land LLC (Special Purpose) (b)	5.27	12/15/47	167,136
60,000	Bristol-Myers Squibb (Pharmaceuticals)	6.88	8/1/97	59,949
250,000	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	252,799
280,000	CenterPoint Energy Resources Corp., Series B (Gas - Distribution)	7.88	4/1/13	311,044
575,000	Chubb Corp. (Insurance)	6.38	3/29/37	535,602
895,000	Citigroup Capital XXI (Banking)	8.30	12/21/77	881,909
1,495,000	Citigroup, Inc. (Banking)	3.63	2/9/09	1,491,089
820,000	Citigroup, Inc. (Banking)	4.13	2/22/10	812,147
70,000	Citigroup, Inc. (Banking)	4.63	8/3/10	69,958
550,000	Citigroup, Inc. (Banking)	5.30	10/17/12	551,373
1,485,000	Comcast Cable Communications Holdings (Media)	8.38	3/15/13	1,649,584
150,000	Comcast Corp. (Media)	6.50	11/15/35	141,868
575,000	Comcast Corp. (Media)	6.95	8/15/37	576,153
75,000	Comcast Corp. (Media)	7.05	3/15/33	76,479
25,000	Consolidated Natural Gas, Series A (Gas - Distribution)	5.00	3/1/14	24,461
125,000	Consolidated Natural Gas, Series C (Gas - Distribution)	6.25	11/1/11	132,073
1,080,000	Credit Suisse Guernsey (Finance - Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	914,899
100,000	Devon Financing Corp. ULC (Oil Comp-Exploration)	7.88	9/30/31	122,872
600,000	EDP Finance BV (Electric Utilities)	6.00	2/2/18	612,896
200,000	Energy East Corp. (Electric Utilities)	6.75	7/15/36	194,256
200,000	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	173,860
400,000	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	401,464
2,195,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,260,870
305,000	General Electric Capital Corp. (Diversified Financial Services)	5.00	4/10/12	312,953
755,000	General Electric Capital Corp. (Diversified Financial Services)	6.15	8/7/37	753,906
700,000	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	684,963

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$665,000	Goldman Sachs Capital II (Finance - Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	$442,957
1,540,000	Goldman Sachs Group, Inc. (Finance - Brokers)	5.25	10/15/13	1,531,165
50,000	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	50,468
325,000	Halliburton Co. (Oil - Field Services)	5.50	10/15/10	342,184
570,000	IBM Corp. (Computer Equipment)	5.70	9/14/17	597,110
200,000	Irwin Land LLC (Special Purpose) (b)	5.03	12/15/25	178,504
290,000	Irwin Land LLC (Special Purpose) (b)	5.30	12/15/35	255,635
1,075,000	JPMorgan Chase Bank NA (Banking) (b)	6.00	7/5/17	1,123,128
495,000	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	515,900
1,175,000	JPMorgan Chase Capital XXV (Banking) (b)	6.80	10/1/37	1,073,570
700,000	Kraft Foods, Inc. (Food)	6.13	2/1/18	699,557
825,000	Kraft Foods, Inc. (Food)	6.50	8/11/17	846,408
115,000	Lehman Brothers Holdings (Brokerage Services)	5.25	2/6/12	110,968
325,000	Lehman Brothers Holdings (Brokerage Services)	5.75	7/18/11	319,403
795,000	Lehman Brothers Holdings (Brokerage Services)	6.00	7/19/12	784,671
615,000	Lehman Brothers Holdings (Brokerage Services)	6.20	9/26/14	606,589
425,000	Lehman Brothers Holdings (Brokerage Services)(a)	6.69	9/15/22	405,374
825,000	Lehman Brothers Holdings (Brokerage Services)	6.75	12/28/17	793,085
210,000	Lehman Brothers Holdings (Brokerage Services)	7.88	8/15/10	215,016
400,000	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	349,730
108,000	Massachusetts Mutual Life (Insurance) (b)	7.63	11/15/23	122,662
375,000	Mellon Capital IV (Banking)	6.24	6/29/49	289,601
880,000	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	699,283
500,000	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	468,358
325,000	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	325,707
4,340,000	Morgan Stanley (Brokerage Services)(a)	5.49	1/9/12	3,996,828
200,000	Morgan Stanley (Brokerage Services)	6.75	4/15/11	209,642
260,000	Morgan Stanley, Series MTN (Brokerage Services)	5.55	4/27/17	244,508
730,000	Morgan Stanley, Series MTN (Brokerage Services)	5.95	12/28/17	705,514
375,000	NationsBank Corp. (Banking)	7.80	9/15/16	428,132
40,000	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	43,978
210,000	News America Holdings (Media)	8.15	10/17/36	238,219
55,000	News America Holdings (Media)	8.45	8/1/34	65,810
225,000	News America Holdings (Media)	8.50	2/23/25	260,926
110,000	News America, Inc. (Media)	7.63	11/30/28	120,318
150,000	Ohana Military Communities LLC (Special Purpose) (b)	6.19	4/1/49	143,786
60,000	Phillips Petroleum Co. (Energy)	7.00	3/30/29	67,651
325,000	Pricoa Global Funding I (Insurance) (b)	4.35	6/15/08	325,539
445,000	Progressive Corp. (Insurance)	6.70	6/15/37	396,326
350,000	Rouse Co. (Banking)	5.38	11/26/13	273,982
825,000	Royal Bank of Scotland Group PLC (Banking)	6.99	10/5/49	700,342
1,400,000	SLM Corp. (Financial Services)(a)	5.24	7/26/10	1,102,524
200,000	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	200,453
304,054	Structured Asset Receivable Trust, Series 2003-2 (Insurance)(a)(b)	5.86	1/21/09	299,493
5,000	Suncor Energy, Inc. (Oil & Gas)	6.50	6/15/38	4,932
275,000	SunTrust Bank (Banking)	4.42	6/15/09	276,172
170,000	TCI Communications, Inc. (Media)	7.88	8/1/13	186,380
10,000	TCI Communications, Inc. (Media)	7.88	2/15/26	10,537
150,000	Time Warner Entertainment (Media)	8.38	3/15/23	166,215
300,000	Time Warner, Inc. (Entertainment)	6.63	5/15/29	281,297
115,000	Time Warner, Inc. (Entertainment)	7.57	2/1/24	118,054
120,000	Transocean, Inc. (Oil & Gas)	6.00	3/15/18	123,435
155,000	Transocean, Inc. (Oil & Gas)	6.80	3/15/38	158,342
600,000	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	529,214
30,000	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	32,784
1,355,000	UBS AG Stamford CT (Banking)	5.88	12/20/17	1,384,983
230,000	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	246,022
400,000	USB Capital IX (Banking)	6.19	4/15/49	297,000
425,000	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	413,216
1,400,000	Wachovia Bank NA (Banking)	6.60	1/15/38	1,297,131
1,125,000	Wachovia Corp. (Banking) Callable 3/15/18 @ 100.00	7.98	2/28/49	1,105,312
85,000	WellPoint, Inc. (Medical Services)	5.95	12/15/34	75,106

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares or Principal Amount	Description	Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$480,000	Wells Fargo Co. (Banking)	4.20	1/15/10	$488,012
750,000	Wells Fargo Co. (Banking)	4.63	8/9/10	770,137
210,000	Wells Fargo Co. (Banking)	4.88	1/12/11	213,644
175,000	XTO Energy, Inc. (Oil Comp-Exploration)	6.25	8/1/17	186,565
335,000	XTO Energy, Inc. (Oil Comp-Exploration)	6.75	8/1/37	358,297

	Total Corporate Bonds			55,855,689

	Foreign Bonds— 2.9%
875,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	986,080
380,000	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	432,222
350,000	Bundesrepublik Deutschland (Sovereign)	4.25	7/4/39	522,953
625,000	Bundesrepublik Deutschland, Series 2005 (Sovereign)	4.00	1/4/37	900,941
2,100,000	Emirate of Abu Dhabi (Sovereign)	5.50	8/2/12	2,208,654
25,000	EnCana Holdings Financial Corp. (Energy)	5.80	5/1/14	26,411
225,000	National Westminster Bank (Banking)	7.38	10/1/09	237,485
250,000	Nationwide Building Society (Banking) (b)	4.25	2/1/10	255,816
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (c)	6.39	7/15/18	49,120
75,000	Resolution Funding Corp., Zero Coupon (Non U.S. Agency Bond Portfolio) (c)	6.40	10/15/18	48,387
275,000	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	277,709
461,316	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.50	2/1/14	451,109
246,406	Small Business Administration (Non U.S. Agency Bond Portfolio)	4.52	2/10/13	246,562
225,000	Teck Cominco Ltd. (Metals)	6.13	10/1/35	192,349
325,000	Telecom Italia Capital (Wireless Telecommunications Services)	5.25	10/1/15	295,265
225,000	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	230,607
150,000	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	160,911
325,000	United Mexican States (Sovereign)	6.75	9/27/34	362,538
90,000	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	85,535
290,000	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	307,333

	Total Foreign Bonds			8,277,987

	Preferred Stocks— 1.3%
19,500	Citigroup, Inc., Series AA, Callable 2/15/18 @ 25.00	0.11	0/0/0	468,780
46,875	Fannie Mae	0.63	0/0/0	1,127,344
39,000	Freddie Mac, Series Z	0.67	0/0/0	951,600
45,000	Wachovia Corp.	0.47	0/0/0	1,111,500

	Total Preferred Stocks			3,659,224

	Time Deposits— 0.0%
139,593	Liquidity Management Control System Time Deposit	1.50	4/1/08	139,593

	Total Time Deposits			139,593

	U.S. Government Agency Mortgages— 45.3%
110,496	Fannie Mae Strip, Series 317, Class 1, PO		12/1/31	92,210
484,937	Fannie Mae Strip, Series 367, Class 2, IO	5.50	1/25/36	105,270
2,673,050	Fannie Mae Strip, Series 378, Class 4	5.00	7/1/36	587,117
3,000,000	Fannie Mae, 15 YR TBA	4.50	4/17/23	2,983,125
4,000,000	Fannie Mae, 30 YR TBA	5.00	4/14/38	3,958,752
271,408	Fannie Mae, 30 YR TBA	5.50	1/1/37	274,529
4,105,150	Fannie Mae, 30 YR TBA	5.50	5/20/38	4,173,140
3,100,000	Fannie Mae, 30 YR TBA	6.50	4/12/38	3,210,437
25,404	Fannie Mae, Pool #124836	10.00	5/1/22	30,015
7,001	Fannie Mae, Pool #124911	10.00	3/1/16	8,252
6,533	Fannie Mae, Pool #190535	11.00	1/1/16	7,875
858	Fannie Mae, Pool #23	8.50	8/1/11	892
12,738	Fannie Mae, Pool #252259	5.50	2/1/14	13,070
11,318	Fannie Mae, Pool #253265	7.50	5/1/30	12,217

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (Continued)
$7,979	Fannie Mae, Pool #253267	8.50	5/1/30	$8,790
76,941	Fannie Mae, Pool #253399	8.50	8/1/30	84,761
13,782	Fannie Mae, Pool #253438	8.50	9/1/30	15,183
5,533	Fannie Mae, Pool #253545	7.00	12/1/30	5,890
19,005	Fannie Mae, Pool #253584	7.50	1/1/31	20,515
22,797	Fannie Mae, Pool #253643	7.50	2/1/31	24,609
135,676	Fannie Mae, Pool #254346	6.50	6/1/32	140,635
16,587	Fannie Mae, Pool #254487	7.50	9/1/32	17,854
1,355,334	Fannie Mae, Pool #254693	5.50	4/1/33	1,372,617
196,718	Fannie Mae, Pool #255313	5.50	8/1/34	198,771
36,528	Fannie Mae, Pool #303406	10.00	2/1/25	43,255
3,465	Fannie Mae, Pool #313033	10.00	7/1/17	4,061
7,942	Fannie Mae, Pool #313328	10.00	7/1/18	9,549
46,094	Fannie Mae, Pool #323354	6.00	11/1/28	47,633
342,092	Fannie Mae, Pool #357327	5.00	1/1/18	347,195
24,146	Fannie Mae, Pool #357776	5.50	4/1/20	24,716
3,848	Fannie Mae, Pool #359461	10.50	12/1/17	4,586
41,353	Fannie Mae, Pool #378141	10.00	4/1/19	49,262
24,479	Fannie Mae, Pool #397120	10.00	5/1/21	28,644
552	Fannie Mae, Pool #447140	7.50	11/1/29	597
139,206	Fannie Mae, Pool #482513	5.50	1/1/14	142,836
2,042	Fannie Mae, Pool #50163	10.50	11/1/18	2,526
804	Fannie Mae, Pool #511096	7.50	8/1/29	870
126,098	Fannie Mae, Pool #514132	7.00	8/1/29	134,269
83,426	Fannie Mae, Pool #514574	7.50	1/1/30	90,205
43,462	Fannie Mae, Pool #534063	7.50	3/1/30	46,985
52,854	Fannie Mae, Pool #535332	8.50	4/1/30	58,215
15,059	Fannie Mae, Pool #535435	8.50	8/1/30	16,589
59,138	Fannie Mae, Pool #535488	8.50	9/1/30	65,148
153,753	Fannie Mae, Pool #535988	7.00	6/1/31	163,559
1,125	Fannie Mae, Pool #536282	8.50	7/1/30	1,240
4,344	Fannie Mae, Pool #541903	7.50	6/1/30	4,689
13,434	Fannie Mae, Pool #545082	7.50	6/1/31	14,501
353,718	Fannie Mae, Pool #545139	7.00	8/1/31	376,585
13,242	Fannie Mae, Pool #545556	7.00	4/1/32	14,087
65,920	Fannie Mae, Pool #545762	6.50	7/1/32	68,719
22,034	Fannie Mae, Pool #546591	8.50	6/1/30	24,274
16,261	Fannie Mae, Pool #548190	7.50	10/1/30	17,554
1,074	Fannie Mae, Pool #549605	8.50	8/1/30	1,164
60,845	Fannie Mae, Pool #555144	7.00	10/1/32	64,751
9,561	Fannie Mae, Pool #555494	5.50	5/1/18	9,814
231,730	Fannie Mae, Pool #555531	5.50	6/1/33	234,685
13,352	Fannie Mae, Pool #557160	8.50	12/1/30	14,709
2,401	Fannie Mae, Pool #560534	7.00	11/1/30	2,557
23,223	Fannie Mae, Pool #561883	7.50	11/1/30	25,069
17,445	Fannie Mae, Pool #573752	8.50	2/1/31	19,218
232,611	Fannie Mae, Pool #580515	5.50	4/1/16	238,761
45,307	Fannie Mae, Pool #590944	7.00	8/1/31	48,196
2,528	Fannie Mae, Pool #606565	7.00	10/1/31	2,690
58,937	Fannie Mae, Pool #606964	7.00	10/1/31	62,696
26,671	Fannie Mae, Pool #610381	7.00	10/1/31	28,373
75,965	Fannie Mae, Pool #610995	5.50	11/1/16	77,974
2,284	Fannie Mae, Pool #615206	6.50	11/1/31	2,383
239,875	Fannie Mae, Pool #617271	5.50	1/1/17	246,217
1,795	Fannie Mae, Pool #621535	6.50	3/1/32	1,871
103,243	Fannie Mae, Pool #625030	6.50	1/1/32	107,734
24,237	Fannie Mae, Pool #653877	6.50	8/1/32	25,266
240,353	Fannie Mae, Pool #654790	6.50	8/1/32	249,138
17,732	Fannie Mae, Pool #666705	5.50	11/1/17	18,201
352,019	Fannie Mae, Pool #683287	5.50	2/1/18	361,141
399,729	Fannie Mae, Pool #688729	5.50	3/1/18	408,399
3,438,553	Fannie Mae, Pool #725027	5.00	11/1/33	3,412,850
290,688	Fannie Mae, Pool #725162	6.00	2/1/34	299,293
2,197,717	Fannie Mae, Pool #725206	5.50	2/1/34	2,225,743

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (Continued)
$129,650	Fannie Mae, Pool #725418	6.50	5/1/34	$134,389
317,343	Fannie Mae, Pool #725424	5.50	4/1/34	320,655
1,896,959	Fannie Mae, Pool #725425	5.50	4/1/34	1,916,756
648,352	Fannie Mae, Pool #725704	6.00	8/1/34	667,544
1,956,744	Fannie Mae, Pool #725946	5.50	11/1/34	1,980,261
37,247	Fannie Mae, Pool #731076	5.50	7/1/18	38,054
249,936	Fannie Mae, Pool #735504	6.00	4/1/35	257,603
54,207	Fannie Mae, Pool #735611	5.50	3/1/20	55,639
3,603,401	Fannie Mae, Pool #735989	5.50	2/1/35	3,651,513
31,819	Fannie Mae, Pool #737287	5.00	6/1/18	32,270
609,129	Fannie Mae, Pool #741732	5.00	11/1/18	617,762
2,563,081	Fannie Mae, Pool #745140	5.00	11/1/35	2,540,551
750,826	Fannie Mae, Pool #745192	5.50	6/1/20	767,110
1,536,229	Fannie Mae, Pool #745209	5.50	9/1/19	1,576,814
2,425,815	Fannie Mae, Pool #745412	5.50	12/1/35	2,454,969
159,076	Fannie Mae, Pool #745428	5.50	1/1/36	160,736
760,642	Fannie Mae, Pool #745592	5.00	1/1/21	771,422
1,116,148	Fannie Mae, Pool #745737	5.00	3/1/21	1,131,967
758,592	Fannie Mae, Pool #745809	5.50	6/1/20	775,044
1,623,858	Fannie Mae, Pool #761240	4.00	6/1/19	1,589,925
210,205	Fannie Mae, Pool #782586	5.00	6/1/19	212,399
37,731	Fannie Mae, Pool #784200	5.00	6/1/19	38,124
357,017	Fannie Mae, Pool #788210	5.50	2/1/21	364,954
1,939,077	Fannie Mae, Pool #819432(a)	4.58	3/1/35	1,958,498
1,637,479	Fannie Mae, Pool #838926	5.50	8/1/35	1,656,312
50,581	Fannie Mae, Pool #842993	6.00	10/1/35	51,861
82,442	Fannie Mae, Pool #845429	5.50	1/1/21	84,275
46,227	Fannie Mae, Pool #852939	6.00	2/1/36	47,396
748,181	Fannie Mae, Pool #882228	6.50	9/1/36	775,574
8,347,882	Fannie Mae, Pool #888283	5.00	8/1/34	8,285,483
35,086	Fannie Mae, Pool #889116	6.00	2/1/38	35,974
8,095	Fannie Mae, Pool #891600	6.00	6/1/36	8,299
4,191,300	Fannie Mae, Pool #896540	6.50	9/1/36	4,344,758
33,906	Fannie Mae, Pool #900349	6.00	9/1/36	34,764
5,930	Fannie Mae, Pool #901079	6.00	8/1/36	6,080
225,209	Fannie Mae, Series 1996-48, Class Z	7.00	11/25/26	239,083
389,252	Fannie Mae, Series 2004-28, Class PB	6.00	8/25/28	393,180
333,769	Fannie Mae, Series 2004-88, Class HA	6.50	7/25/34	349,712
980,594	Fannie Mae, Series 2007-21, Class FC(a)	2.95	3/25/37	938,446
1,724,920	Fannie Mae, Series 2007-75, Class JF(a)	3.65	8/25/37	1,646,334
2,205,815	Freddie Mac Strip, Series 231, Class IO	5.50	8/1/35	473,041
3,000,000	Freddie Mac, Gold 15 YR TBA	4.50	4/17/23	2,981,250
500,000	Freddie Mac, Gold 15 YR TBA	6.00	4/17/23	514,219
1,903,678	Freddie Mac, Gold Pool #11824	5.00	11/1/20	1,927,029
700,923	Freddie Mac, Gold Pool #A12118	5.00	8/1/33	696,059
27,055	Freddie Mac, Gold Pool #A50923	6.00	7/1/36	27,777
2,402,060	Freddie Mac, Gold Pool #A58383	5.50	3/1/37	2,427,889
6,169	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6,698
27,437	Freddie Mac, Gold Pool #C01187	7.50	5/1/31	29,684
37,201	Freddie Mac, Gold Pool #C01372	7.50	5/1/32	40,131
262	Freddie Mac, Gold Pool #C35806	7.50	2/1/30	284
15,217	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	16,522
15,055	Freddie Mac, Gold Pool #C41473	7.50	8/1/30	16,288
26,963	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	29,275
5,342	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	5,800
8,323	Freddie Mac, Gold Pool #C47558	7.50	2/1/31	9,004
5,858	Freddie Mac, Gold Pool #C48206	7.50	3/1/31	6,337
53,085	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	57,642
8,696	Freddie Mac, Gold Pool #C58121	7.50	9/1/31	9,399
17,773	Freddie Mac, Gold Pool #C59301	7.50	10/1/31	19,211
11,659	Freddie Mac, Gold Pool #C67274	7.50	5/1/32	12,577
35,501	Freddie Mac, Gold Pool #C68001	7.00	6/1/32	37,583
29,180	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	32,221
145,434	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	149,126

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (Continued)
$122,959	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	$126,831
41,182	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	42,479
9,910	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	10,221
55,760	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	57,508
107,530	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	110,901
3,143	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3,413
3,955	Freddie Mac, Gold Pool #G01311	7.00	9/1/31	4,200
31,076	Freddie Mac, Gold Pool #G01391	7.00	4/1/32	33,000
2,840,183	Freddie Mac, Gold Pool #G02086	5.00	2/1/36	2,816,713
3,063,324	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	3,096,264
193,358	Freddie Mac, Gold Pool #G11742	5.00	7/1/20	195,972
3,941,637	Freddie Mac, Gold Pool #G12392	5.50	9/1/21	4,027,090
339,922	Freddie Mac, Gold Pool #J00773	5.00	12/1/20	344,092
381,507	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	377,078
45,017	Freddie Mac, Pool #170199	9.50	10/1/16	50,062
5,174	Freddie Mac, Pool #183455	12.00	12/1/10	5,620
1,507,737	Freddie Mac, Pool #1G1678	5.75	4/1/37	1,535,409
1,777,170	Freddie Mac, Pool #1J0408(a)	5.86	5/1/37	1,809,046
2,759	Freddie Mac, Pool #360019	10.50	12/1/17	3,274
3,078	Freddie Mac, Pool #555285	10.00	4/1/16	3,232
1,145,510	Freddie Mac, Series 2509, Class CB	5.00	10/15/17	1,184,416
642,423	Freddie Mac, Series 2864, Class NA	5.50	1/15/31	659,720
184,959	Freddie Mac, Series 3189, Class PJ	6.00	3/15/30	190,519
1,319,311	Freddie Mac, Series 3295, Class FA(a)	3.22	3/15/37	1,263,156
1,520,144	Freddie Mac, Series 3339, Class JF(a)	3.23	7/15/37	1,457,300
14,558,239	Freddie Mac, Series 3346, Class SC(a)	3.73	10/15/33	1,416,000
7,000,000	Government National Mortgage Association, 30 YR TBA	5.50	4/21/38	7,135,625
15,500,000	Government National Mortgage Association, 30 YR TBA	6.00	4/21/38	15,994,062
6,460	Government National Mortgage Association, Pool #112784	12.00	2/15/14	7,711
6,321	Government National Mortgage Association, Pool #36890	10.00	11/15/09	6,658
2,512	Government National Mortgage Association, Pool #38484	11.00	3/15/10	2,748
1,957,888	Government National Mortgage Association, Pool #4060	6.00	12/20/37	2,021,061
2,815	Government National Mortgage Association, Pool #41625	11.00	7/15/10	2,992
3,174	Government National Mortgage Association, Pool #42444	11.00	9/15/10	3,473
6,092	Government National Mortgage Association, Pool #42710	11.00	9/15/10	6,665
2,962	Government National Mortgage Association, Pool #43080	11.00	8/15/10	3,209
212	Government National Mortgage Association, Pool #43285	11.00	8/15/10	232
26,331	Government National Mortgage Association, Pool #45290	11.00	12/15/10	28,810
11,024	Government National Mortgage Association, Pool #488233	6.00	4/15/29	11,437
4,938	Government National Mortgage Association, Pool #497630	6.00	2/15/29	5,123
2,130	Government National Mortgage Association, Pool #545212	7.00	12/15/30	2,277
9,542	Government National Mortgage Association, Pool #58625	12.00	11/15/12	11,191
202,952	Government National Mortgage Association, Pool #604791	5.50	11/15/33	207,471
34,630	Government National Mortgage Association, Pool #637301	6.50	11/15/34	36,106
10,505	Government National Mortgage Association, Pool #70492	12.00	9/15/13	12,599
13,451	Government National Mortgage Association, Pool #780315	9.50	12/15/17	15,259
7,948	Government National Mortgage Association, Pool #780384	11.00	12/15/17	9,269
35,183	Government National Mortgage Association, Pool #780554	10.00	5/15/19	42,043
7,709	Government National Mortgage Association, Pool #780609	9.50	9/15/22	8,646
73,176	Government National Mortgage Association, Pool #781548	7.00	11/15/32	78,179
1,910,911	Government National Mortgage Association, Pool #781816	6.50	8/15/34	1,992,181
5,886	Government National Mortgage Association, Pool #80094(a)	5.63	7/20/27	5,939
12,061	Government National Mortgage Association, Pool #80114(a)	5.63	9/20/27	12,142
20,834	Government National Mortgage Association, Pool #80123(a)	5.13	10/20/27	20,793
15,465	Government National Mortgage Association, Pool #80137(a)	5.13	11/20/27	15,434
4,874	Government National Mortgage Association, Pool #80145(a)	5.13	12/20/27	4,864
6,883	Government National Mortgage Association, Pool #80156(a)	6.38	1/20/28	7,046
629,955	Government National Mortgage Association, Pool #80916(a)	4.75	5/20/34	631,296
20,524	Government National Mortgage Association, Pool #8585(a)	6.38	1/20/25	21,028
52,916	Government National Mortgage Association, Pool #8595(a)	6.38	2/20/25	54,254
16,713	Government National Mortgage Association, Pool #8611(a)	6.38	3/20/25	17,123
28,477	Government National Mortgage Association, Pool #8621(a)	6.38	4/20/25	28,888
52,618	Government National Mortgage Association, Pool #8631(a)	6.38	5/20/25	53,377
18,057	Government National Mortgage Association, Pool #8644(a)	6.38	6/20/25	18,479
See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	U.S. Government Agency Mortgages (Continued)
$13,549	Government National Mortgage Association, Pool #8664(a)	5.63	7/20/25	$13,664

	Total U.S. Government Agency Mortgages			129,148,174

	U.S. Government Agency Securities— 3.7%
2,100,000	Federal Home Loan Bank(c)	1.50	4/1/08	2,100,000
8,600,000	Federal Home Loan Bank(c)	1.72	4/2/08	8,599,589

	Total U.S. Government Agency Securities			10,699,589

	U.S. Treasury Obligations— 1.2%
2,860,000	U.S. Treasury Note	2.75	2/28/13	2,899,325
300,000	U.S. Treasury Note	3.50	2/15/18	301,734
215,000	U.S. Treasury Note	5.00	5/15/37	240,515

	Total U.S. Treasury Obligations			3,441,574

	Total Investments (Cost $298,200,605) (d)— 104.4%			297,871,266
	Liabilities in excess of other assets — (4.4)%			(12,591,803)

	Net Assets — 100.0%			$285,279,463

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Represents cost for financial reporting purposes.

IO - Interest Only

MTN - Medium Term Note

PO - Principal Only

TBA - Security is subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Long Positions	Market Value	Expiration	Unrealized Gain/Loss
17	90Day Euro$ Future	$4,149,275	June-09	$6,869
(17)	90Day Euro$ Future	(4,110,813)	June-10	(3,141)
46	90Day Euro$ Future	11,251,600	Dec-08	20,559
24	Euro Bobl Future	4,182,108	June-08	(29,307)
47	Euro-Bund Future	8,605,080	June 08	(41,433)
280	U.S. Treasury 2 Year Note	60,103,750	June-08	27,020
(68)	U.S. Treasury 5 Year Note	(7,767,938)	June-08	8,037
(124)	U.S. Treasury 10 Year Note	(14,750,188)	June-08	(243,134)
73	U.S. Long Bond	8,672,172	June-08	156,675

	Total Unrealized Loss			$(97,855)

Options on Futures

Security Description	Exercise Price	Expiration Date	# of Contracts	Premium	Fair Value
Put - U.S. Treasury 10 Year Note	112	May-08	(28)	$(25,765)	$(2,188)
Put - U.S. Treasury 5 Year Note	97.625	June-08	(17)	(6,336)	(4,463)

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Asset Backed Securities— 1.6%
$1,134,169	Chase Funding Loan Acquisition Trust, Series 2003-C1, Class 1A5	3.42	2/25/15	$1,056,521
1,000,000	CitiFinancial Mortgage Securities, Inc., Series 2003-1, Class AF5	4.28	1/25/33	986,793
85,077	Ocwen Advance Receivables Backed Notes, Series 2004-1A, Class A2(a)	3.64	10/24/13	80,823
425,000	Wells Fargo Home Equity Trust, Series 2004-2, Class AI9	4.98	5/25/34	421,336

	Total Asset Backed Securities			2,545,473

	Corporate Bonds— 84.5%
850,000	Abitibi-Consolidated of Canada (Paper & Related Products) (b)	13.75	4/1/11	869,125
485,000	AES Corp. (Electric)	7.75	10/15/15	488,638
1,535,000	AES Corp. (Electric)	8.00	10/15/17	1,554,187
1,195,000	Alamosa Delaware, Inc. (Financial Services) Callable Call 4/14/08 @ 104.25	8.50	1/31/12	1,078,487
1,295,000	Allied Waste North America (Commercial Services & Supplies)	6.38	4/15/11	1,273,956
1,200,000	Allied Waste North America (Commercial Services & Supplies)	6.50	11/15/10	1,200,000
650,000	Allied Waste North America (Commercial Services & Supplies) Callable Call 5/15/11 @ 103.56	7.13	5/15/16	648,375
1,405,000	Alltel Communications, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.19 (b)	10.38	12/1/17	1,208,300
215,000	American Railcar Industries (Diversified Capital Goods) Callable Call 3/1/11 @ 103.75	7.50	3/1/14	189,200
375,000	American Tower Corp. (Communications Equipment) (b)	7.00	10/15/17	375,000
95,000	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	91,438
305,000	AMR Real Estate Finance (Diversified Financial Services) Callable Call 6/1/08 @ 104.06	8.13	6/1/12	297,375
450,000	Aquila, Inc. (Electric - Integrated)	9.95	2/1/11	473,828
1,120,000	Aquila, Inc. (Electric - Integrated)	14.88	7/1/12	1,380,400
1,110,000	Aramark Services, Inc. (Support - Services) Callable Call 2/1/11 @ 104.25	8.50	2/1/15	1,112,775
405,000	Arch Western Finance LLC (Coal) Callable Call 7/1/08 @ 103.38	6.75	7/1/13	403,988
450,000	Atlas Energy Resouces LLC (Oil Comp-Exploration) Callable Call 2/1/13 @ 105.38 (b)	10.75	2/1/18	455,625
685,000	Autonation, Inc. (Retail)(a)	6.26	4/15/13	561,700
475,000	Axcan Intermediate Holdings (Health Services) Callable Call 3/1/11 @ 106.94 (b)	9.25	3/1/15	470,250
635,000	Baldor Electric Co. (Capital Goods)	8.63	2/15/17	628,650
360,000	Ball Corp. (Packaging)	6.88	12/15/12	366,300
1,640,000	Bank of America Corp. (Banking) Callable Call 1/30/18 @ 100.00(a)	8.00	12/29/49	1,641,968
625,000	Boise Cascade LLC (Forestry/Paper)	7.13	10/15/14	582,813
500,000	Bombardier, Inc. (Aerospace/Defense) (b)	6.30	5/1/14	475,000
575,000	Bombardier, Inc. (Aerospace/Defense) (b)	8.00	11/15/14	592,250
690,000	Boston Scientific Corp. (Medical Instruments)	6.00	6/15/11	672,750
395,000	Bristow Group, Inc. (Transportation ex Air/Rail) Callable Call 9/15/12 @ 103.75	7.50	9/15/17	396,975
295,000	Buffalo Thunder Development Authority (Gaming) Callable Call 12/15/10 @ 104.69 (b)	9.38	12/15/14	221,250
130,000	Cascades, Inc. (Paper & Related Products) Callable Call 5/9/08 @ 103.62	7.25	2/15/13	114,725
270,000	Case Corp. (Machinery & Equipment)	7.25	1/15/16	261,900
100,000	Chesapeake Energy Corp. (Oil Comp-Exploration)	6.50	8/15/17	96,500
630,000	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 8/15/09 @ 103.50	7.00	8/15/14	631,575
335,000	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 6/15/09 @ 103.75	7.50	6/15/14	343,375
2,475,000	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.63	7/15/13	2,536,875
285,000	Chesapeake Energy Corp. (Oil Comp-Exploration) Callable Call 4/14/08 @ 103.88	7.75	1/15/15	293,550
500,000	CII Carbon LLC (Metals) Callable Call 11/15/11 @ 105.56	11.13	11/15/15	445,000
235,000	Cimarex Energy Co. (Energy – Expl & Prod) Callable Call 5/1/12 @ 103.56	7.13	5/1/17	233,238
700,000	Citizens Communications (Telecom – Integrated/Svcs)	9.25	5/15/11	724,500
320,000	Clear Channel Communications (Media – Broadcast)	7.65	9/15/10	337,985

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$1,350,000	Community Health Systems, Inc. (Health Services) Callable Call 7/15/11 @ 104.44	8.88	7/15/15	$1,355,062
970,000	Compton Petroleum Finance Corp. (Energy – Expl & Prod) Callable Call 12/1/09 @ 103.81	7.63	12/1/13	928,775
1,060,000	Connacher Oil and Gas (Oil Comp-Exploration) Callable Call 12/15/11 @ 105.13 (b)	10.25	12/15/15	1,067,950
790,000	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	813,700
405,000	Copano Energy LLC (Oil & Gas) Callable Call 3/1/11 @ 104.06	8.13	3/1/16	419,175
1,395,000	Corrections Corporations of America (Health Services)	7.50	5/1/11	1,408,950
1,090,000	Crum & Forster Holding Corp. (P&C - Insurance) Callable Call 5/1/12 @ 103.88	7.75	5/1/17	1,032,775
735,000	DaVita, Inc. (Health Services) Callable Call 3/15/09 @ 103.31	6.63	3/15/13	712,950
370,000	Delux Corp. (Printing & Publishing) Callable Call 6/1/11 @ 103.69	7.38	6/1/15	345,025
2,235,000	DirecTV Holdings/Finance (Media - Cable)	8.38	3/15/13	2,265,731
505,000	DynCorp International LLC (Commercial Services) Callable Call 2/15/09 @ 104.75	9.50	2/15/13	516,363
395,000	Dynegy Holdings, Inc. (Electric - Generation)	7.50	6/1/15	370,313
1,000,000	Echostar DBS Corp. (Media - Cable)	5.75	10/1/08	995,000
610,000	Echostar DBS Corp. (Media - Cable)	7.13	2/1/16	568,825
970,000	Edison Mission Energy (Electric - Generation)	7.00	5/15/17	965,150
145,000	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	149,134
135,000	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	151,830
1,315,000	Energy Future Holdings (Electric Utilities) Callable Call 11/1/12 @ 105.44	10.88	11/1/17	1,328,150
485,000	Enterprise Products Operation Callable Call 1/15/18 @ 100.00 (a)	7.03	1/15/68	411,701
695,000	FairPoint Communications, Inc. (Communications Technology) Callable Call 4/1/13 @ 106.56 (b)	13.13	4/1/18	683,706
95,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (b)	10.00	9/1/13	102,125
1,165,000	FMG Finance Property Ltd. (Metals/Mining ex Steel) (b)	10.63	9/1/16	1,310,625
750,000	Ford Motor Credit Co. (Auto Loans)(a)	7.13	1/13/12	554,806
1,965,000	Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	1,614,098
575,000	Ford Motor Credit Co. (Auto Loans)	8.00	12/15/16	450,113
800,000	Ford Motor Credit Co. LLC (Auto Loans) (a)	9.75	9/15/10	712,618
1,150,000	Freeport-McMoran C & G (Metals/Mining ex Steel)	8.25	4/1/15	1,213,250
1,080,000	Freeport-McMoran C & G (Metals/Mining ex Steel)	8.38	4/1/17	1,146,150
625,000	Freeport-McMoran C & G (Metals/Mining ex Steel)(a)	8.39	4/1/15	614,063
500,000	Galaxy Entertainment Finance (Financial Services) Callable Call 12/15/08 @ 101.50(a)	9.83	12/15/10	495,000
100,000	Galaxy Entertainment Finance (Financial Services) Callable Call 12/15/09 @ 104.94 (b)	9.88	12/15/12	99,250
485,000	General Cable Corp. (Building Materials) Callable Call 4/1/09 @ 102.00(a)	7.10	4/1/15	418,313
85,000	General Cable Corp. (Building Materials) Callable Call 4/1/12 @ 103.56	7.13	4/1/17	81,175
485,000	General Motors Acceptance Corp. LLC (Auto Loans)	5.63	5/15/09	441,982
655,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.00	12/15/11	489,608
115,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.63	5/15/12	86,995
970,000	General Motors Acceptance Corp. LLC (Auto Loans)	6.88	9/15/11	742,403
85,000	General Motors Acceptance Corp. LLC (Auto Loans)	7.25	3/2/11	66,926
1,195,000	General Motors Acceptance Corp. LLC (Auto Loans)	8.00	11/1/31	856,447
275,000	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	272,938
750,000	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	763,125
485,000	Glencore Nickel (Metals/Mining ex Steel) (c) (e)	11.37	12/1/14	0
2,470,000	Goodyear Tire & Rubber Co. (Auto Parts)(a)	8.66	12/1/09	2,454,562
135,000	Goodyear Tire & Rubber Co. (Auto Parts) Callable Call 7/1/10 @ 104.50	9.00	7/1/15	142,763
760,000	Harrahs Operating Co., Inc. (Gaming) Callable Call 2/1/12 @ 105.38 (b)	10.75	2/1/16	640,300
360,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.25	8.50	4/1/15	369,900

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$490,000	Hawker Beechcraft Acquisition Co. LLC (Aerospace/Defense) Callable Call 4/1/11 @ 104.44	8.88	4/1/15	$501,025
160,000	HCA, Inc. (Health Services) Callable Call 11/15/10 @ 104.56	9.13	11/15/14	164,800
1,570,000	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.63	9.25	11/15/16	1,628,875
2,640,000	HCA, Inc. (Health Services) Callable Call 11/15/11 @ 104.81	9.63	11/15/16	2,739,000
595,000	Health Management Associates, Inc. (Health Care)	6.13	4/15/16	502,775
1,850,000	Hercules, Inc. (Chemicals)	6.75	10/15/29	1,739,000
290,000	Hertz Corp. (Support - Services) Callable Call 1/1/10 @ 104.44	8.88	1/1/14	274,775
500,000	Hertz Corp. (Support - Services)	10.50	1/1/16	468,125
235,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/08 @ 102.00(a)	7.57	11/15/14	219,725
705,000	Hexion US Finance/ Nova Scotia (Chemicals) Callable Call 11/15/10 @ 104.88	9.75	11/15/14	756,112
175,000	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable Call 11/1/08 @ 103.56	7.13	11/1/13	171,500
1,000,000	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	935,000
775,000	Icahn Enterprises L.P. (Financial Services) Callable Call 2/15/09 @ 103.56	7.13	2/15/13	703,312
485,000	IDEARC, Inc. (Printing & Publishing) Callable Call 11/15/11 @ 104.00	8.00	11/15/16	314,038
1,600,000	Inmarsat Finance II PLC (Satellite Telecommunications) Callable Call 11/15/08 @ 105.19	10.38	11/15/12	1,552,000
2,085,000	Intelsat Corp. (Telecom – Integrated/Svcs)	9.00	6/15/16	2,100,637
175,000	Intelsat Sub Holdings Co. Ltd. (Telecom – Integrated/Svcs) Callable Call 1/15/09 @ 104.13	8.25	1/15/13	176,313
750,000	Intergen NV (Energy) Callable Call 6/30/12 @ 104.50	9.00	6/30/17	783,750
822	Ion Media (Media)	11.00	7/31/13	228
6,447	Ion Media Networks, Inc. (Media)	11.00	7/31/13	1,789
625,000	Iron Mountain, Inc. (Commercial Services) Callable Call 4/14/08 @ 103.88	7.75	1/15/15	628,125
455,000	Iron Mountain, Inc. (Commercial Services) Callable Call 4/14/08 @ 101.44	8.63	4/1/13	459,550
1,485,000	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	1,407,037
485,000	Level 3 Communications Corp. (Electronic Equipment & Instruments) Callable Call 5/12/08 @ 103.81	7.63	6/15/12	496,519
1,050,000	Leucadia National Corp. (Diversified Capital Goods) Callable Call 3/15/12 @ 103.56	7.13	3/15/17	994,875
650,000	Levi Strauss & Co., Callable Call 4/1/11 @ 104.44	8.88	4/1/16	620,750
430,000	LIN Television Corp. (Media - Broadcast) Callable Call 5/15/08 @ 103.25	6.50	5/15/13	398,825
785,000	LIN Television Corp., Series B (Media - Broadcast)	6.50	5/15/13	728,087
725,000	LVB Acquisition Merger (Financial Services) Callable Call 10/15/12 @ 105.00 (b)	10.00	10/15/17	759,437
535,000	Mariner Energy, Inc. (Energy – Expl & Prod) Callable Call 5/15/12 @ 104.00	8.00	5/15/17	510,925
380,000	Markwest Energy (Gas - Distribution) Callable Call 7/15/11 @ 104.25	8.50	7/15/16	382,850
675,000	Mashantucket Pequot Tribe (Gaming) Callable Call 11/15/11 @ 104.25 (b)	8.50	11/15/15	594,000
885,000	Mediacom Broadband LLC/CRP (Media - Cable)	8.50	10/15/15	743,400
820,000	Mediacom LLC/Cap Corp. (Media - Cable)	9.50	1/15/13	754,400
470,000	MGM Mirage, Inc. (Gaming)	6.63	7/15/15	408,900
100,000	MGM Mirage, Inc. (Gaming)	7.50	6/1/16	90,000
1,900,000	MGM Mirage, Inc. (Gaming)	8.50	9/15/10	1,961,750
178,906	Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	197,914
560,219	Mirant Mid-Atlantic LLC, Series C (Electric - Integrated)	10.06	12/30/28	644,252
635,000	Mirant North America LLC (Electric) Callable Call 12/31/09 @ 103.69	7.38	12/31/13	641,350
170,000	Mosaic Co. (Chemicals) (b)	7.38	12/1/14	181,900
250,000	Mosaic Co. (Chemicals) (b)	7.88	12/1/16	268,750
400,000	New Page Corp. (Paper & Related Products) Callable Call 5/1/09 @ 106.00 (b)	10.00	5/1/12	406,000
350,000	Newfield Exploration Co. (Energy – Expl & Prod)	6.63	4/15/16	343,000
3,575,000	NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	3,503,500

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$140,000	NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	$136,150
1,100,000	NSG Holdings LLC/NSG Holding (Electric - Generation) (b)	7.75	12/15/25	1,067,000
2,150,000	NTL Cable PLC (Media - Cable)	8.75	4/15/14	1,929,625
90,000	Omega Health Care Investors (Health Services) Callable Call 4/1/09 @ 103.50	7.00	4/1/14	86,400
1,095,000	Omega Health Care Investors (Health Services)	7.00	1/15/16	1,040,250
1,450,000	OPTI Canada, Inc. (Oil Comp-Exploration) Callable Call 12/15/10 @ 104.13	7.88	12/15/14	1,417,375
1,685,000	OPTI Canada, Inc. (Oil Comp-Exploration) Callable Call 12/15/10 @ 104.13	8.25	12/15/14	1,668,150
1,205,000	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	1,247,175
1,120,000	Peabody Energy Corp. (Coal)	7.38	11/1/16	1,159,200
935,000	Petrohawk Energy Corp. (Energy – Expl & Prod)	9.13	7/15/13	960,712
610,000	Pioneer Natural Resource Co. (Oil Comp-Exploration)	6.65	3/15/17	577,360
266,000	Pokagon Gaming Authority (Gaming) Callable Call 6/15/10 @ 105.19 (b)	10.38	6/15/14	280,630
645,000	Psychiatric Solutions, Inc. (Health Care) Callable Call 7/15/10 @ 103.88	7.75	7/15/15	641,775
1,105,000	Quebecor Media, Inc. (Media) Callable Call 3/15/11 @ 103.88	7.75	3/15/16	1,008,312
4,105,000	Qwest Communications International (Telecom – Integrated/Svcs)	7.25	2/15/11	3,940,800
225,000	Rainbow National Services LLC (Media) Callable Call 9/1/09 @ 105.19 (b)	10.38	9/1/14	238,500
565,000	Reliant Energy, Inc. (Electric - Generation) Callable Call 12/15/09 @ 103.38	6.75	12/15/14	574,888
370,000	Rock-Tenn Co. (Paper & Related Products) Callable Call 3/15/12 @ 104.63 (b)	9.25	3/15/16	382,950
585,000	Rural Cellular Corp. (Telecommunications Services) Callable Call 4/14/08 @ 104.12	8.25	3/15/12	599,625
115,000	Ryerson, Inc. (Steel) Callable Call 11/1/09 @ 106.00(a)	10.61	11/1/14	103,500
90,000	Ryerson, Inc. (Steel) Callable Call 11/1/11 @ 106.00	12.00	11/1/15	85,050
200,000	Sabine Pass LNG LP (Gas - Distribution)	7.25	11/30/13	193,000
1,575,000	Sabine Pass LNG LP (Gas - Distribution)	7.50	11/30/16	1,519,875
400,000	Seitel, Inc. (Investments & Misc Finl Svcs) Callable Call 2/15/11 @ 104.88	9.75	2/15/14	337,000
135,000	Seneca Gaming Corp. (Gaming) Callable Call 5/1/08 @ 103.63	7.25	5/1/12	127,238
45,000	Service Corp. International (Funeral Services)	6.75	4/1/15	44,269
735,000	Service Corp. International (Funeral Services) (a)	7.00	6/15/17	709,275
535,000	Shingle Springs Tribal (Gaming) Callable Call 6/15/11 @ 104.69	9.38	6/15/15	473,475
350,000	Silgan Holdings, Inc. (Containers & Packaging) Callable Call 11/15/08 @ 103.38	6.75	11/15/13	327,250
255,000	Sinclair Broadcast Group, Inc. (Media) Callable Call 5/9/08 @ 102.67	8.00	3/15/12	257,550
380,000	Smithfield Foods, Inc. (Food Wholesale)	7.75	7/1/17	370,500
225,000	Snoqualmie Enterprise Authority (Gaming)(a)(b)	6.94	2/1/14	183,375
105,000	Snoqualmie Enterprise Authority (Gaming) (b)	9.13	2/1/15	89,775
485,000	Southwestern Energy Co. (Oil Comp-Exploration) (b)	7.50	2/1/18	501,975
835,000	SPX Corp. (Diversified Capital Goods) (b)	7.63	12/15/14	860,050
340,000	Stater Brothers Holdings (Food & Staples Retailing) Callable Call 4/15/11 @ 103.88	7.75	4/15/15	321,300
845,000	Steel Dynamics, Inc. (Steel) Callable Call 4/15/12 @ 103.88 (b)	7.75	4/15/16	849,225
290,000	Swift Energy Co. (Energy – Expl & Prod) Callable Call 6/1/12 @ 103.56	7.13	6/1/17	266,075
1,805,000	Telecordia Technologies (Telecom – Integrated/Svcs) Callable Call 7/15/08 @ 102.00(a)	8.01	7/15/12	1,371,800
95,000	Tenet Healthcare Corp. (Medical Services)	9.88	7/1/14	91,913
265,000	Tenneco, Inc. (Auto Parts) Callable Call 11/15/11 @ 104.06	8.13	11/15/15	263,013
525,000	Tennessee Gas Pipeline Co. (Gas - Distribution)	7.50	4/1/17	566,635
1,965,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13	10.25	11/1/15	1,957,631
645,000	Texas Competitive Electric Holdings Co. LLC (Electric Utilities) Callable Call 11/1/11 @ 105.13 (b)	10.25	11/1/15	642,581
340,000	Transdigm, Inc. (Aerospace/Defense)	7.75	7/15/14	340,000

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares or Principal Amount	Description	Rate %	Maturity Date	Value
	Corporate Bonds (Continued)
$420,000	United Refining Co. (Oil Refining & Marketing) Callable Call 8/15/08 @ 105.25	10.50	8/15/12	$415,800
325,000	United Rentals North America, Inc. (Support - Services)	6.50	2/15/12	294,125
120,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/09 @ 102.00(a)	8.29	6/1/15	106,800
1,090,000	Universal Hospital Services, Inc. (Health Services) Callable Call 6/1/11 @ 104.25	8.50	6/1/15	1,090,000
355,000	Univison Communication, Inc. (Media)	7.85	7/15/11	315,063
480,000	Valassis Communication (Printing & Publishing) Callable Call 3/1/11 @ 104.13	8.25	3/1/15	394,800
1,110,000	Williams Partners LP/WIL (Gas - Distribution)	7.25	2/1/17	1,115,550
1,025,000	Wind Acquisition Financial (Telecom – Integrated/Svcs) Callable Call 12/1/10 @ 105.38 (b)	10.75	12/1/15	1,045,500
750,000	Windstream Corp. (Telecom – Integrated/Svcs)	8.63	8/1/16	736,875
385,000	Windstream Regatta Holdings, Inc. (Telecom – Integrated/Svcs) Callable Call 12/1/12 @ 105.50 (b)	11.00	12/1/17	234,850
1,235,000	Wynn Las Vegas (Gaming) Callable Call 12/1/09 @ 103.31	6.63	12/1/14	1,188,687

	Total Corporate Bonds			130,966,758

	Foreign Bonds— 4.8%
745,000	CHC Helicopter Corp. (Transportation ex Air/Rail)	7.38	5/1/14	742,206
895,000	CIE General DE Geophysique (Oil Equipment)	7.50	5/15/15	908,425
290,000	CIE General DE Geophysique (Oil Equipment)	7.75	5/15/17	294,350
450,000	Flextronics International Ltd. (Electronics)	6.50	5/15/13	429,750
1,025,000	Ineos Group Holdings PLC (Chemicals) (b)	8.50	2/15/16	796,938
1,860,000	Kabel Deutschland Gmbh (Media - Cable)	10.63	7/1/14	1,825,125
1,145,000	Nordic Telephone Co. Holdings (Telecom – Integrated/Svcs) (b)	8.88	5/1/16	1,110,650
1,530,000	Quebecor Media, Inc. (Media)	7.75	3/15/16	1,396,125

	Total Foreign Bonds			7,503,569

	Common/Preferred Stocks and Rights— 2.7%
161,938	Adelphia restructure Rights to Time Warner Cable, Inc., Class A Stock (d)			161,938
27,800	Citigroup, Inc., Series AA (Investment Banking/Brokerage)			668,312
61,000	Credit Suisse Guernsey (Investment Banking/Brokerage)(e)			1,517,680
15,650	Deutsche Bank Contingent Capital Trust III (Investment Banking/Brokerage)(e)			387,337
49,050	Fannie Mae (Diversified Financial Services)			1,179,652
7,400	Freddie Mac, Series Z (Diversified Financial Services)			180,560
2	Ion Media Networks, Inc. (Media)(b)(c)(e)			0
3	Ion Media Networks, Inc. (Media)(b)(c)(e)			0
303	Time Warner Cable, Inc., Class A (Media)(e)			7,569

	Total Common/Preferred Stocks and Rights			4,103,048

	Time Deposits— 4.6%
6,814,514	Liquidity Management Control System	1.50	4/1/08	6,814,514
311,166	Liquidity Management Control System	1.50	4/1/08	311,166

	Total Time Deposits			7,125,680

	Total Investments (cost $156,499,909) (f)— 98.2%			152,244,528
	Other assets in excess of liabilities — 1.8%			2,826,301

	Net Assets — 100.0%			$155,070,829

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(b)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securites may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Escrow Security due to bankruptcy.
(d)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

(e)	Represents non-income producing security.
(f)	Represents cost for financial reporting purposes.

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds— 99.7%
	Alabama— 6.2%
$1,000,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,078,590
1,000,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/1/08 @ 101.5	5.25	11/1/11	1,030,210

				2,108,800

	Arizona— 6.2%
1,000,000	Arizona State Transportation Board Highway Revenue, Prerefunded 7/1/09 @ 100	5.75	7/1/19	1,046,080
1,000,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,062,780

				2,108,860

	Florida— 6.3%
1,250,000	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,322,288
735,000	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	808,845

				2,131,133

	Idaho— 3.3%
1,105,000	Idaho State Building Authority Building Revenue, Capitol Project (FGIC)	5.00	9/1/09	1,142,736

	Illinois— 12.9%
1,000,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,089,630
1,175,000	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, ETM (FGIC)		12/1/09	1,126,942
1,000,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,091,990
1,000,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,096,200

				4,404,762

	Indiana— 5.9%
1,015,000	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,059,853
920,000	Indiana University Student Fee Revenue, Series L, Callable 8/1/08 @ 101	5.00	8/1/09	936,569

				1,996,422

	Iowa— 3.9%
1,300,000	Cedar Rapids Iowa, GO, Callable 6/1/09 @ 100	5.25	6/1/12	1,341,977

	Kansas— 2.4%
810,000	Saline County Kansas Unified School District No. 305, GO, Callable 9/1/08 @ 100 (FSA)	5.25	9/1/11	819,526

	Kentucky— 4.7%
1,500,000	Kentucky State Property & Buildings Commission, Project No. 64 Revenue, Prerefunded 11/1/09 @ 100 (MBIA)	5.75	5/1/12	1,587,390

	Massachusetts— 5.5%
2,000,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedial, Series A-2		8/1/10	1,864,360

	Michigan— 9.0%
1,150,000	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	1,244,059
1,700,000	Michigan State Building Authority Revenue, State Police Communications - III	5.50	10/1/10	1,823,862

				3,067,921

	Nevada— 3.2%
1,000,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,077,660

	New York— 3.2%
1,000,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	1,084,140

	Ohio— 9.1%
1,300,000	Cleveland Ohio Airport Systems Revenue, Series A, Prerefunded 1/1/10 @ 101 (FSA)	5.25	1/1/16	1,374,425

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Ohio (Continued)
$1,625,000	Ohio State Higher Education, Capital Facilities, Series B, GO, Prerefunded 5/1/10 @ 100	5.63	5/1/15	$1,732,607

				3,107,032

	Oklahoma— 2.9%
1,000,000	Oklahoma Development Finance Authority Revenue, Prerefunded 5/1/08 @ 100	5.50	5/1/11	1,002,920

	Tennessee— 3.1%
1,000,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,072,260

	Texas— 8.7%
1,000,000	El Paso Texas Independent School District, GO, Callable 2/15/09 @ 100 (PSF-GTD)	5.00	2/15/12	1,019,020
750,000	Mesquite Texas Independent School District No. 1, GO, Callable 8/15/08 @ 100 (PSF-GTD)	5.25	8/15/09	757,837
1,130,000	University of Texas University Revenue, Series B	5.00	8/15/09	1,171,720

				2,948,577

	Utah— 3.2%
1,000,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,079,320

	Total Municipal Bonds			33,945,796

	Money Market Mutual Fund— 0.4%
127,279	SSGA Tax Free Money Market(a)	2.51		127,279

	Total Money Market Mutual Fund			127,279

	Total Investments (cost $33,437,122) (b) — 100.1%			34,073,075
	Liabilities in excess of other assets — (0.1)%			(38,832)

	Net Assets — 100.0%			$34,034,243

(a)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(b)	Represents cost for financial reporting purposes.

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance, Inc.

GO - General Obligation

MBIA - Municipal Bond Insurance Association

PSF-GTD - Permanent School Fund Guaranteed

Q-SBLF - Qualified School Bond Loan Fund

XLCA - XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Corporate Bonds— 3.0%
$5,117,000	AFS Energy Savings Control (a)	6.35	3/1/25	$5,434,254
2,573,391	Amerescosolutions Energy (a)	6.00	5/1/22	2,749,359
1,180,072	IIS/Syska Holdings Energy (a)	3.90	8/15/08	1,173,935
2,605,000	Kidspeace National Center of Georgia (a)(b)	6.30	12/1/28	2,852,892
3,618,771	Landmark Leasing LLC, Series 2004, Class A, Callable 10/1/14 @ 102 (a)	6.20	10/1/22	3,984,086
1,500,000	Staunton Hotel LLC (a)	7.75	6/1/29	1,536,600

	Total Corporate Bonds			17,731,126

	Mortgage Related— 0.9%
5,380,659	General Services Administration	5.04	9/15/21	5,419,938

	Total Mortgage Related			5,419,938

	Municipal Bonds— 88.9%
	Alabama— 0.3%
625,000	Alabama Housing Finance Authority Multifamily Housing Revenue, The Club Apartments, Series 1, AMT, ETM	5.65	6/1/08	628,469
500,000	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	505,170
500,000	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	521,750

				1,655,389

	Alaska— 1.5%
400,000	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	406,216
5,735,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/22	5,309,405
3,445,000	Anchorage Alaska, Series F (FGIC)	4.13	9/1/23	3,144,493

				8,860,114

	Arizona— 3.9%
410,000	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	428,372
9,500,000	Arizona Health Facilities Authority Revenue, Banner Health, Series B(b)	3.98	1/1/37	6,745,570
2,000,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.00	10/20/31	2,038,320
2,510,000	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,514,543
320,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.00	7/1/08	321,350
100,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/09	101,925
345,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	358,576
365,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	382,484
380,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	398,981
395,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	420,790
250,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	270,130
335,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	362,215
460,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/16	500,052
430,000	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.13	7/1/17	465,324
250,000	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	265,800
930,000	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	932,074
850,000	Pinal County Arizona Certificates Participation	3.50	12/1/08	857,752

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Arizona (Continued)
$145,000	Pinal County Arizona Certificates Participation	4.00	12/1/10	$148,902
1,895,000	Pinal County Arizona Certificates Participation	5.00	12/1/14	2,027,612
2,420,000	Pinal County Arizona Certificates Participation	5.25	12/1/15	2,599,612
245,000	Pinal County Arizona Community College (AMBAC)	5.25	7/1/08	247,105
95,000	Pinal County Arizona Community College (AMBAC)	4.75	7/1/09	96,646
175,000	Pinal County Arizona Community College (AMBAC)	4.80	7/1/09	178,054
455,000	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	458,176

				23,120,365

	Arkansas— 1.2%
135,000	Arkansas State Development Finance Authority Revenue, Series A (FSA)	3.75	11/1/17	133,924
860,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	877,923
530,000	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	537,494
815,000	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	754,437
545,000	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	554,385
100,000	Jefferson County Arkansas Health Care & Residential Facilities Board, Single Family Revenue, ETM (FSA)	7.40	12/1/10	108,868
500,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	519,135
1,025,000	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,031,693
260,000	Springdale Arkansas Sales & Use Tax Revenue (MBIA)	4.00	7/1/16	261,427
2,305	Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B (Private/Verex MTGS)	7.75	9/1/11	2,305
1,565,000	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,570,931
75,000	Union County Arkansas Residential Housing Facilities Board Revenue, ETM (FHA/VA MTGS)	7.88	10/1/10	81,812
505,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	506,263
280,000	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	288,535

				7,229,132

	California— 6.3%
500,000	ABAG Finance Authority for Non-Profit Corporations California Insured Certificates of Participation, Rhoda Haas Goldman Plaza	5.13	5/15/15	505,770
800,000	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	812,560
1,000,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,009,050
4,000,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,004,200
4,400,000	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,408,712
255,000	California State, GO	6.25	4/1/08	255,000
100,000	California State, GO	4.00	2/1/09	101,632
100,000	California State, GO	5.00	3/1/09	102,648
100,000	California State, GO	6.75	8/1/10	108,884
250,000	California State, GO	6.30	9/1/11	275,870
5,000,000	California State, GO	5.00	8/1/21	5,113,550
1,000,000	California State, GO	5.00	8/1/22	1,019,590
250,000	California State, GO	5.00	11/1/22	256,110
130,000	California State, Water Residential Development	5.10	3/1/10	130,148
245,000	California Statewide Communities Development Authority, Health Care, Mountain Shadows, Series A (ACA)	4.35	7/1/12	237,234
1,080,000	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,112,076
55,000	Colton California Redevelopment Agency, ETM (MGIC)	7.25	8/1/11	59,781

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	California (Continued)
$5,415,000	Contra Costa California Home Mortgage Finance Authority, Zero Coupon, ETM (MBIA)		9/1/17	$2,908,721
35,000	Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests Apartments, Series C, AMT (FNMA)	4.85	5/1/11	35,365
50,000	Emeryville California Redevelopment Agency, ETM	7.50	9/1/11	54,402
15,000	Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects (GNMA)	6.65	5/20/08	15,041
3,367,402	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,218,293
1,900,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(b)	3.46	11/15/25	1,463,171
2,100,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(b)	3.48	11/15/26	1,596,315
3,000,000	Long Beach California Board Finance Authority Revenue, Natural Gas Purchase Revenue, Series B(b)	3.50	11/15/27	2,257,890
325,000	Los Angeles California Community Redevelopment, Angeles Plaza Project, Series A (FNMA)	7.40	6/15/10	332,946
1,635,000	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,618,568
50,000	Modesto California Irrigation District Certificates of Participation (MBIA)	5.00	10/1/17	53,212
15,000	Montclair California Redevelopment Agency Residential Mortgage Revenue, ETM (FNMA/FHA/VA MTGS)	7.75	10/1/11	16,527
120,000	Riverside County California Housing Authority Breezewood Apartments Project, Series B (MBIA)	5.00	6/1/19	120,050
245,000	Sacramento California Municipal Utilities District Electricity Revenue, Series B, ETM	6.13	6/1/11	258,294
15,000	Sacramento California Municipal Utilities District Electricity Revenue, White Rock Project, ETM	6.75	3/1/10	15,938
65,000	San Bernardino California Redevelopment Agency, Single Family Residential Mortgage, ETM (FHA/VA/Private MTGs)	7.13	1/1/11	70,486
2,455,000	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,509,845
110,000	Turlock California Public Financing Authority	5.25	9/1/15	113,960
760,000	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	895,485

				37,067,324

	Colorado— 1.8%
80,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.60	12/1/12	80,233
120,000	Arvada Colorado Industrial Development Revenue, AMT (LOC)	5.80	12/1/17	120,338
5,000	Aurora Colorado Housing Authority	7.30	5/1/10	5,016
1,070,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,153,139
2,355,000	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,413,286
20,000	Colorado Housing Financial Authority	6.50	5/1/16	20,443
55,000	Colorado Housing Financial Authority (FHA)	5.70	10/1/21	55,005
105,000	Colorado Housing Financial Authority, AMT	6.40	11/1/24	105,839
28,000	Colorado Housing Financial Authority	6.55	5/1/25	28,641
10,000	Denver Colorado City & County Multi-Family Housing (FHA)	4.70	7/1/08	10,060
750,000	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100 (ACA)	5.13	12/1/17	785,820
3,515,000	EL Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,466,493
60,000	Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)	5.40	9/20/10	61,211
1,750,000	Interlocken Metropolitan District Colorado, Series A (RADIAN)	5.75	12/15/11	1,832,320
187,500	University of Colorado Registrants Participation Institutes	6.00	12/1/13	201,036

				10,338,880

	Connecticut— 0.5%
740,000	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	770,503

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Connecticut (Continued)
$2,040,000	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	$2,121,641

				2,892,144

	Delaware— 0.3%
820,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.00	6/1/08	821,755
575,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center, Series A	5.25	6/1/09	585,206
100,000	Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A (RADIAN)	4.50	5/1/14	101,298
105,000	Sussex County Delaware Single Family Mortgage, ETM	7.50	3/1/10	113,316

				1,621,575

	District of Columbia— 1.5%
1,960,000	District Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,762,706
100,000	District of Columbia Certificates Participation (AMBAC)	5.25	1/1/09	102,154
140,000	District of Columbia Hospital Revenue, Series A, ETM (MBIA)	5.25	8/15/12	141,561
50,000	District of Columbia Housing Finance Agency (Asset GTY)	4.85	6/1/08	50,175
855,000	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	864,944
215,000	District of Columbia Revenue, American Association of Advancement of Science (AMBAC)	5.25	1/1/16	219,693
250,000	District of Columbia Revenue, Georgetown University, Series A, Prerefunded 4/1/08 @ 102 (MBIA)	6.00	4/1/18	255,000
5,040,000	District of Columbia, Series B, ETM (FSA)	5.50	6/1/14	5,247,698
220,000	District of Columbia, Series B (FSA)	5.50	6/1/14	229,016

				8,872,947

	Florida— 5.2%
1,150,000	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,176,335
2,290,000	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,415,194
1,335,000	Crossings At Fleming Island Community Development District, Florida Utility Revenue, Prerefunded 10/1/09 @ 102	6.75	10/1/25	1,449,036
10,000	Dade County Florida Health Facilities Authority, Hospital Revenue, ETM (MBIA)	6.75	5/1/08	10,038
2,265,000	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,228,194
155,000	Florida State Board of Regents University System (RADIAN)	5.88	5/1/16	160,558
1,695,000	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,697,153
6,750,000	Highlands County Florida Health Facilities Authority Revenue, Series A, Prerefunded 11/15/11 @ 101	6.00	11/15/31	7,548,862
675,000	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	694,933
105,000	Jacksonville Florida Health Facilities Authority Hospital Revenue, Charity Obligation Group, Series C	5.38	8/15/23	109,046
1,290,000	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,291,471
55,000	Key West Florida Utilities Board, Electricity Revenue (AMBAC)	9.75	10/1/13	65,953
1,000,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,091,870
75,000	Lee County Florida Justice Center Complex Income Improvement Revenue, Series A (MBIA)	11.13	1/1/11	85,930
25,000	Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM	7.50	10/1/08	25,705
105,000	Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing, Section 8	6.63	1/15/09	106,048
500,000	Miami-Dade County Florida Special Obligation, Zero Coupon (MBIA)		10/1/35	442,230
4,000,000	Oakstead Florida Community Development District Capital Improvement Revenue, Series A, Prerefunded 5/1/12 @ 101	6.88	5/1/33	4,533,480
1,370,000	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,293,718

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Florida (Continued)
$100,000	Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center, ETM	8.75	10/1/09	$106,270
700,000	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	730,947
750,000	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	716,692
20,000	Palm Beach County Florida Health Facilities Revenue, ETM	9.50	8/1/13	23,522
120,000	Pasco County Florida Revenue, GO, ETM (MBIA)	6.38	8/1/08	121,801
1,000,000	Pinellas County Florida Health Facilities Authority Revenue	5.75	11/15/27	1,127,480
65,000	St. Johns County Florida Industrial Development Authority, Series A (MBIA)	5.50	3/1/17	65,796
35,000	Tampa Florida Water & Sewer Revenue, ETM	6.60	4/1/08	35,000
1,000,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	972,670

				30,325,932

	Georgia— 0.6%
75,000	Atlanta Georgia New Public Housing Authority (U.S. Govt GTD)	5.00	5/1/08	75,176
5,000	Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA)	5.75	1/1/13	5,042
125,000	Emanuel County Georgia, GO	5.15	8/1/10	126,358
35,000	Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates, Georgia Baptist Health Care Systems Project, ETM	6.00	10/1/08	35,738
135,000	Savannah Georgia Economic Development Authority	6.20	10/1/09	139,971
200,000	Savannah Georgia Economic Development Authority	6.50	10/1/13	216,354
2,685,000	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,687,416

				3,286,055

	Hawaii— 0.2%
640,000	Hawaii State Housing & Community Development Corp., Multi-Family Housing Revenue, Sunset Villas (GNMA)	5.75	1/20/36	643,098
265,000	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	269,200

				912,298

	Idaho— 1.0%
110,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/15	109,668
360,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	355,900
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/19	102,091
100,000	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	99,204
40,000	Idaho Falls Idaho Electricity Revenue, ETM	6.75	4/1/09	40,844
1,650,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III	4.60	7/1/28	1,426,573
1,600,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series G, Class III, AMT	4.60	7/1/28	1,496,560
2,000,000	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series H-CL, Class III, AMT	5.00	1/1/28	1,831,900
5,000	Idaho Housing & Financial Assistance, Series Sub-B, AMT	5.65	7/1/09	5,047
10,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.25	7/1/11	10,067
25,000	Idaho Housing & Financial Assistance, Single Family Mortgage, AMT (FHA/VA MTGS)	5.10	7/1/12	25,016
640,000	Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	629,587

				6,132,457

	Illinois— 6.4%
385,000	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	414,160
2,000,000	Bartlett Illinois Tax Increment Revenue, Senior Lien Quarry Redevelopment Project	5.60	1/1/23	1,862,960
205,000	Bedford Park Illinois Water Revenue, AMT (ACA)	6.00	12/15/08	210,301

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Illinois (Continued)
$555,000	Bolingbrook Illinois Sales Tax Revenue, Zero Coupon (c)	5.75	1/1/15	$569,907
535,000	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	569,395
3,000,000	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	3,055,350
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.25	6/1/08	40,158
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.35	6/1/09	41,114
40,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.45	6/1/10	40,931
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.50	6/1/11	56,603
55,000	Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)	5.55	6/1/12	56,755
475,000	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	497,829
500,000	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	526,800
985,000	Cortland Illinois Special Tax Revenue, Sheaffer Systems Project	5.50	3/1/17	919,724
3,586,000	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,328,633
2,430,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,471,262
5,435,000	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.95	10/20/41	5,542,613
70,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.38	7/1/09	70,012
930,000	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	916,962
380,000	Illinois Development Financial Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	395,922
380,000	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	385,947
130,000	Illinois Educational Facilities Authority Revenue, Augustana College, ETM	4.60	10/1/08	131,751
2,125,000	Illinois Educational Facilities Authority Revenue, Zero Coupon (c)	5.62	7/1/14	1,452,076
1,250,000	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,196,750
900,000	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	933,957
70,000	Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center, ETM	6.75	12/1/08	72,288
25,000	Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA)	5.38	11/15/08	25,214
100,000	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100,854
645,000	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	642,149
1,640,000	Lake County Illinois Community School District, Zero Coupon (FSA) (d)	6.31	12/1/17	1,079,071
90,000	Lake County Illinois Township, High School District No. 113, Highland Park, GO	8.10	12/1/12	109,690
180,000	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	217,375
2,746,000	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,598,210
325,000	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	349,603
1,055,000	Palatine Illinois Tax Increment Revenue (AMBAC)	5.00	1/1/15	1,056,878
440,000	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	443,661
735,000	Round Lake Beach Illinois Tax Increment Revenue	3.25	12/15/08	738,124
1,875,000	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,897,200
350,000	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	372,033
1,412,000	Schaumburg Illinois Special Assessment (a)	6.75	12/1/28	1,427,532
445,000	Silvas Illinois Mortgage Revenue (FHA)	5.20	8/1/17	472,038
255,000	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT	5.90	2/1/14	255,556

				37,545,348

	Indiana— 2.1%
120,000	Avon Indiana Municipal Facilities Corp. (AMBAC)	5.00	8/1/09	121,665
1,170,000	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,165,612

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Indiana (Continued)
$1,440,000	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	$1,413,259
550,000	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	526,922
80,000	Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health Services	4.95	2/15/09	81,654
110,000	Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)	5.35	8/15/09	112,119
230,000	Indiana Health Facilities Financing Authority, Methodist Hospital Indiana, Series A, ETM	5.75	9/1/15	233,365
385,000	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	393,320
600,000	Indiana State Financial Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	538,056
40,000	Indianapolis Indiana Utilities Revenue, ETM	7.00	6/1/08	40,335
2,500,000	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,327,775
1,390,000	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,449,798
1,735,000	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,611,485
125,000	Mooresville Indiana School Building Corp., First Mortgage (FSA)	5.00	7/15/15	129,100
2,000,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,123,880

				12,268,345

	Iowa— 1.7%
965,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/12	1,007,247
1,115,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/14	1,165,387
500,000	Coralville Iowa Urban Renewal Revenue, Series C	5.00	6/1/17	512,155
4,085,000	Tobacco Settlement Authority Iowa Tobacco Settlement Revenue, Series B	5.60	6/1/35	4,472,503
1,775,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.25	12/1/19	1,762,025
1,400,000	Xenia Rural Water Distribution, Iowa Water Revenue (CIFG)	4.50	12/1/31	1,234,464

				10,153,781

	Kentucky— 1.3%
2,315,000	Jefferson County Kentucky Health Facilities Revenue, Alliant Health Systems, ETM (MBIA)	5.13	10/1/27	2,360,374
50,000	Kentucky State Turnpike Authority Resource Recovery, ETM	6.63	7/1/08	50,596
300,000	Lexington-Fayette Urban County Government Kentucky Revenue, Transylvania University Project (MBIA)	5.13	8/1/18	304,356
165,000	Louisville Kentucky Riverfront Corp., ETM	5.75	7/1/10	170,419
115,000	Louisville Kentucky Water Revenue, ETM	6.13	11/15/13	123,963
4,400,000	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,623,344

				7,633,052

	Louisiana— 3.2%
40,000	East Baton Rouge Parish Louisiana Hospital District No. 3, Woman’s Hospital Foundation, ETM	7.20	10/1/08	41,069
500,000	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	546,510
160,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.45	9/1/27	160,000
395,000	Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)	6.50	9/1/38	395,000
1,075,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD/FHA)	4.15	12/1/12	1,074,043
1,190,000	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8-202, Project A (HUD/FHA)	4.25	12/1/14	1,202,590
320,000	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	314,035
1,030,000	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	1,109,217
1,050,000	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	1,063,850

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Louisiana (Continued)
$10,000,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA)(b)	3.96	2/15/36	$7,100,900
155,000	Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University Medical Center, ETM	7.88	7/1/09	160,966
1,300,000	Louisiana State Military Department Custody Recipients, Prerefunded 9/1/08 @ 103	3.40	12/1/11	1,335,750
2,936,000	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,185,912
1,175,000	Tensas Parish Louisiana Law Enforcement District, Certificates of Participation	7.00	9/1/18	1,222,458

				18,912,300

	Maine— 0.0%
175,000	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	178,110
60,000	Maine State Health Facilities Authority Revenue, Webber Hospital Association Project, ETM (AMBAC)	6.50	5/1/09	61,380

				239,490

	Maryland— 1.8%
50,000	Annapolis Maryland Economic Development Revenue, St. Johns College, ETM	5.00	10/1/08	50,784
15,000	Annapolis Maryland Economic Development Revenue, St. Johns College, Unrefunded	5.00	10/1/08	15,161
85,000	Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A (FHLMC)	4.80	1/1/13	86,264
750,000	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	741,405
1,000,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,119,250
10,000	Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue, Series A, SUB, AMT (FNMA/GNMA/FHLMC)	5.89	8/1/32	10,110
8,757,000	Tax Exempt Municipal Infrastructure Improvement Transit Maryland (LOC) (a)	3.80	5/1/08	8,764,356

				10,787,330

	Massachusetts— 1.8%
105,000	Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)	5.95	10/1/18	110,920
335,000	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	397,169
2,700,000	Massachusetts State Health & Educational Facilities Authority Revenue, Civic Investments, Series A, Prerefunded 12/15/12 @ 102 (GTY AGMT)	9.00	12/15/15	3,281,877
3,230,000	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	3,464,175
530,000	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	536,980
25,000	Massachusetts State Housing Finance Agency, Housing Revenue, Series A, AMT (MBIA)	6.13	12/1/11	25,261
40,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	5.40	8/20/12	40,603
1,670,000	Massachusetts State Industrial Finance Agency, AMT (GNMA)	6.45	8/20/39	1,750,010
425,000	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	431,732
500,000	Massachusetts State Turnpike Authority, Metro Highway System Revenue, Series A	5.00	1/1/11	505,810

				10,544,537

	Michigan— 1.7%
500,000	Detroit/Wayne County Michigan Stadium Authority (FGIC)	5.25	2/1/09	505,915
210,000	Grand Rapids Charter Township Michigan	5.20	7/1/14	211,262
1,415,000	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,461,681
285,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	288,503
250,000	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	247,335

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Michigan (Continued)
$760,000	Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M. Cooley Law School (LOC)	5.35	5/1/15	$769,660
2,715,000	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,933,042
1,275,000	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,385,644
220,000	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	230,281
115,000	Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals, ETM	7.13	5/1/09	118,052
35,000	Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital Project, ETM	7.00	8/1/08	35,596
1,030,000	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	1,045,223
540,000	Michigan State Strategic Fund Limited Obligation Revenue, Dow Chemical Project, Series A	5.50	12/1/28	555,320
100,000	Saginaw Michigan Hospital Finance Authority, ETM	7.50	11/1/10	107,448

				9,894,962

	Minnesota— 0.2%
100,000	Eden Prairie Minnesota, Multi-Family Housing Revenue, Rolling Hills Project (GNMA)	6.15	8/20/31	103,555
75,000	Moorhead Minnesota Residential Mortgage Revenue, ETM	7.10	8/1/11	81,242
10,000	North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue, Health Central, Inc., ETM	7.13	5/1/09	10,029
830,000	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)	7.00	12/1/11	866,578

				1,061,404

	Mississippi— 0.4%
80,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.00	10/1/08	80,186
65,000	Corinth & Alcorn County Mississippi Hospital Revenue	5.13	10/1/10	65,311
980,000	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	953,628
700,000	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	701,981
505,000	Lincoln County Mississippi Hospital Revenue (Asset GTY)	5.50	4/1/18	513,565

				2,314,671

	Missouri— 2.2%
40,000	Bridgeton Missouri Industrial Development (GNMA)	5.25	12/20/19	41,242
545,000	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	574,861
1,700,000	I470 & 350 Transportation Development District Missouri Transportation Sales Tax Revenue, Refunded & Improvement (RADIAN)	4.60	6/1/29	1,660,696
745,000	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	796,152
230,000	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	231,536
250,000	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	252,430
6,230,000	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	6,316,286
220,000	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	215,186
180,000	Pacific Missouri Industrial Development Revenue, AMT (LOC)	6.20	5/1/12	180,151
180,000	Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)	6.45	5/1/17	180,113
65,000	Sikeston Missouri Electrical Revenue, ETM	6.25	6/1/08	65,471
360,000	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	362,326
115,000	St. Louis Missouri School District	6.00	4/1/12	116,697
885,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	852,901
1,000,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	939,950
100,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/21	93,685

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Missouri (Continued)
$75,000	Taney County Missouri, Certificates of Participation (MBIA)	4.13	4/1/22	$69,041

				12,948,724

	Montana— 0.5%
1,250,000	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,352,838
185,000	Montana State Board Investment Payroll Tax, Workers Compensation Project, ETM (MBIA)	6.88	6/1/11	186,382
345,000	Montana State Board Investment, Refunded 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	357,582
390,000	Montana State Board Investment, Refunded Balance 1996 Payroll Tax, ETM (MBIA)	6.88	6/1/20	404,223
410,000	Montana State Board Investment, Refunded Payroll Tax, ETM (MBIA)	6.88	6/1/20	424,953

				2,725,978

	Nebraska— 0.8%
390,000	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	392,898
220,000	Clay County Nebraska Industrial Development Revenue, AMT (LOC)	4.75	3/15/09	222,482
1,100,000	Douglas County Nebraska Hospital Authority, No. 002 Revenue (AMBAC)	4.75	12/15/12	1,123,254
40,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40,060
50,000	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	50,078
475,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	379,990
765,000	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	601,435
1,030,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	918,502
1,000,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	844,540

				4,573,239

	Nevada— 0.1%
40,000	Nevada Housing Division, AMT (FNMA)	5.50	10/1/09	41,015
475,000	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	473,860
5,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA/ Private MTGS)	5.45	4/1/10	5,026
10,000	Nevada Housing Division, Single Family Mortgage (FHA/ VA MTGS)	4.95	4/1/12	10,007
35,000	Nevada Housing Division, Single Family Mortgage, Series C-1	5.60	4/1/17	35,000

				564,908

	New Hampshire— 0.4%
500,000	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	495,730
45,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	4.90	10/1/08	45,306
495,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.00	10/1/09	501,252
1,200,000	New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA)	5.13	10/1/13	1,182,804

				2,225,092

	New Jersey— 5.0%
70,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/08	70,388
75,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/09	77,585
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/10	84,613
80,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/11	86,014
85,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	92,294
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	98,770
90,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	99,414
95,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	105,349

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	New Jersey (Continued)
$100,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/16	$110,939
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/17	116,208
105,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/18	115,906
110,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/19	120,650
115,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/20	125,751
120,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/21	130,639
125,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/22	135,586
130,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/23	140,202
135,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/24	144,453
140,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/25	148,817
145,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/26	153,181
150,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/27	157,773
160,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/28	167,694
170,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/29	177,480
175,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/30	181,923
185,000	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/31	191,706
25,000	Bergen County New Jersey Utilities Authority, ETM	6.40	12/15/09	26,084
465,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/18	478,532
720,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/19	733,371
719,000	Berkeley Township New Jersey General Obligation (AMBAC)	4.50	7/1/20	725,867
2,190,000	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,358,148
7,555,000	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	8,025,828
200,000	Essex County New Jersey Utilities Authority (FSA)	4.80	4/1/14	203,068
50,000	Glouchester County New Jersey Improvement Authority, AMT (County GTY)	5.00	11/1/10	50,596
1,175,000	Jersey City New Jersey, Series C, GO (MBIA)	4.00	9/1/12	1,220,719
1,220,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/13	1,328,287
1,275,000	Jersey City New Jersey, Series C, GO (MBIA)	5.00	9/1/14	1,394,659
1,415,000	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	1,466,690
135,000	Moorestown Township New Jersey Fire District No. 1	4.00	10/1/10	140,800
5,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School, Optional Put 3/1/12 @ 100	5.50	9/1/24	5,303,980
1,500,000	New Jersey Economic Development Authority Revenue, First Mortgage, Far Hills Country Day School	4.40	9/1/24	1,479,855
500,000	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	585,715
160,000	New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center (AMBAC/FHA)	4.80	8/1/21	160,803
170,000	New Jersey State Turnpike Authority, Turnpike Revenue, ETM	5.70	5/1/13	182,459
175,000	Passaic County New Jersey, GO (FSA)	5.00	9/15/12	178,393

				29,077,189

	New Mexico— 0.2%
30,000	Albuquerque New Mexico Hospital Revenue, ETM	7.50	7/1/08	30,421
10,000	Albuquerque New Mexico Hospital Revenue, ETM	7.75	8/1/08	10,197
1,300,000	Bernalillo County New Mexico Gross Receipts Tax Revenue, (AMBAC)	4.00	6/15/14	1,309,347

				1,349,965

	New York— 6.0%
125,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	127,058
110,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	111,528
335,000	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	327,295
305,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/08	304,259
315,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	312,641

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	New York (Continued)
$185,000	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	$182,651
115,000	Capital District Youth Center New York (LOC)	6.00	2/1/17	115,646
895,000	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project, (GNMA)	6.13	4/20/43	926,665
900,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/18	939,645
760,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/20	778,901
765,000	East Rockaway New York Union Free School District General Obligation (FSA)	4.50	7/1/21	774,417
500,000	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	531,325
70,000	New York City Industrial Development Agency, College of Aeronautics Project, Prerefunded 5/1/08 @ 102	5.20	5/1/09	71,586
760,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	814,477
2,285,000	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,527,233
10,000,000	New York State Dormitory Authority Revenue (FHA)	4.70	2/15/35	8,840,400
320,000	New York State Dormitory Authority Revenue, D’Youville College (Asset GTY)	4.38	7/1/08	321,722
745,000	New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center (SONYMA)	5.63	7/1/22	761,464
115,000	New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)	5.13	2/1/18	116,559
3,670,000	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,908,513
5,510,000	New York State Dormitory Authority Revenue, Second Hospital	5.75	2/15/15	5,932,286
1,295,000	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	1,367,209
510,000	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	512,871
1,690,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	1,593,805
2,200,000	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	1,885,862
300,000	New York State Urban Development Corp. Revenue, Community Enhancement Facilities, Prerefunded 4/1/09 @ 101 (AMBAC)	5.13	4/1/12	313,191
300,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	304,437
245,000	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	248,641
100,000	Onondaga County New York Industrial Development Agency, Civic Facilities Revenue, Lemoyne College, Series A	5.50	3/1/14	102,489
145,000	Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer Heights (GNMA)	5.25	11/1/10	146,856
200,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	204,506
40,000	Triborough Bridge & Tunnel Authority New York, Covention Center Project, Series E	7.25	1/1/10	42,168

				35,448,306

	North Carolina— 0.5%
15,000	Asheville North Carolina Housing Development Corp., First Lien Revenue, Section 8 Assisted, Asheville Gardens	10.50	5/1/11	16,236
1,125,000	New Hanover County North Carolina Certificates of Participation, Series B (AMBAC)	5.00	9/1/16	1,233,259
1,125,000	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	1,113,772
130,000	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	131,665

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	North Carolina (Continued)
$140,000	North Carolina Medical Care, Community Hospital Revenue Bond, Memorial Mission Hospital Project, ETM	7.63	10/1/08	$144,067

				2,638,999

	North Dakota— 1.0%
1,250,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,267,625
1,650,000	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,671,730
1,705,000	Fargo North Dakota Public School District No. 1, Limited Tax - School Building, GO	5.00	5/1/22	1,732,109
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.85	7/1/11	111,623
110,000	North Dakota State Housing Finance Agency Revenue, Home Mortgage Finance, Series E, AMT	4.95	1/1/12	111,564
160,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.55	7/1/08	160,710
65,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.65	1/1/09	65,930
190,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.85	7/1/11	191,984
180,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	4.95	1/1/12	181,507
75,000	North Dakota State Housing Finance Agency Revenue, Series D, AMT	5.00	1/1/13	75,392

				5,570,174

	Ohio— 2.6%
1,000,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,064,270
500,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	541,435
155,000	Hancock County Ohio, Multi-Family Revenue, Crystal Glen Apartments, Series C, AMT (FHLB)	5.05	1/1/10	155,037
575,000	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	597,937
990,000	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,070,022
160,000	Ohio Capital Corp. for Housing, Mortgage Revenue, Georgetown Village Ltd., Section 8 Assisted Project (FHA)	6.63	7/1/22	159,995
2,320,000	Ohio Housing Finance Agency Mortgage Revenue (GNMA/FNMA)	5.80	9/1/22	2,349,742
500,000	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	520,855
3,500,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,711,540
250,000	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	268,535
780,000	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	745,820
50,000	Sandusky County Ohio Health Care Facilities Revenue (FNMA)	5.15	7/1/09	50,871
210,000	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	214,822
230,000	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	232,401
655,000	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	600,262
2,000,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (LOC)	4.25	5/1/10	1,996,400

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Ohio (Continued)
$1,000,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	$921,910

				15,201,854

	Oklahoma— 1.9%
470,000	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	471,537
145,000	Grady County Oklahoma Industrial Authority, Lease Revenue, Correctional Facilities (MBIA)	5.38	11/1/09	148,699
1,975,000	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,966,369
520,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.30	7/1/16	545,886
1,650,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.35	1/1/17	1,719,102
5,830,000	Tulsa Oklahoma Industrial Authority Tax Apportionment, Series B	7.61	7/1/21	5,982,804

				10,834,397

	Other Territories— 0.8%
4,679,072	MMA Financial CDD Senior Securitization Trust, Pass Through Certificates, Series A (LOC) (a)	3.38	11/1/08	4,656,378

	Pennsylvania— 11.4%
260,000	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	262,304
125,000	Allegheny County Pennsylvania Hospital Development Authority Revenue, Pittsburgh Mercy Health System, ETM (AMBAC)	5.50	8/15/10	126,576
30,000	Allegheny County Pennsylvania Hospital UPMC, ETM	6.75	7/1/10	31,403
110,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series DD-2, AMT (GNMA)	4.95	5/1/09	112,456
1,545,000	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,545,664
25,000	Allegheny County Pennsylvania, Single Family Mortgage (GNMA)	5.20	5/1/17	25,175
455,000	Ambridge Pennsylvania Area School District (FSA)	4.50	11/1/21	460,151
155,000	Beaver County Pennsylvania Industrial Development Authority (GNMA)	4.85	5/20/10	157,761
25,000	Blair County Pennslyvania Hospital Authority, ETM	6.90	7/1/08	25,312
750,000	Cambria County Pennsylvania, GO (FGIC)	5.50	8/15/16	749,947
1,420,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,386,914
395,000	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	381,175
10,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.10	10/15/08	10,012
70,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.13	10/15/09	70,081
95,000	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95,119
1,300,000	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,221,233
1,350,000	Chester Pennsylvania Guaranteed Host Community Revenue, Series B (ACA)	5.80	12/1/13	1,350,310
1,525,000	Chester Upland School District Pennsylvania	4.00	5/15/11	1,555,378
1,240,000	Chester Upland School District Pennsylvania	4.20	5/15/13	1,259,294
1,065,000	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,117,803
1,405,000	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,460,835
125,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.38	1/15/13	125,749
135,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.50	1/15/14	135,821
145,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.60	1/15/15	145,848
545,000	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	548,766
290,000	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	291,876
55,000	Coatesville Pennsylvania Water Revenue, ETM	6.25	10/15/13	60,021
80,000	Delaware County Pennsylvania Authority College Revenue, Eastern College	4.95	10/1/08	80,418
840,000	Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B	5.50	10/1/19	832,944

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$85,000	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	$85,286
885,000	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	977,040
1,050,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/11	1,100,442
1,105,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/12	1,157,642
1,155,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/13	1,211,479
1,215,000	Delaware County Pennsylvania Authority Hospital Revenue, Chester Medical Center (RADIAN)	5.00	12/15/14	1,271,898
200,000	Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project, Prerefunded 4/1/10 @ 100	6.25	4/1/30	214,948
750,000	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101	7.63	7/1/30	842,370
8,000,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C(b)	4.18	6/1/37	5,760,960
200,000	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	200,460
10,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.75	3/15/12	10,012
110,000	Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project	5.85	3/15/17	110,101
85,000	Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co., Series B (MBIA)	5.10	2/1/12	86,005
50,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/10	50,061
40,000	Hazleton Pennsylvania Area School District, Series A (FGIC)	5.00	3/1/11	40,362
500,000	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	505,925
375,000	Lancaster Pennsylvania School District (FSA)	4.25	6/1/27	349,774
250,000	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	240,753
315,000	Lancaster Pennsylvania School District, Series A (FSA)	4.20	6/1/23	295,615
545,000	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	554,085
6,000,000	Lehigh County Pennsylvania General Purpose Authority Revenues, St. Lukes Hospital Bethlehem(b)	3.07	8/15/42	3,780,180
340,000	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	354,722
235,000	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	254,792
1,300,000	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,300,000
1,800,000	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,904,238
90,000	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	91,234
190,000	Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon, AMT		4/1/30	176,850
540,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, AMT	4.60	10/1/08	545,778
50,000	Pennsylvania State Higher Education Facilities, Health Services, (MBIA)	5.88	11/15/21	50,249
680,000	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	701,502
5,545,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA)(b)	3.62	7/1/17	4,797,312
800,000	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	829,544
740,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	772,745

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$2,000,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.70	11/15/11	$1,997,920
100,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.60	11/15/09	100,401
310,000	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	311,544
55,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/08	55,991
145,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.55	11/1/09	150,414
205,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	212,970
200,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.90	11/1/12	208,548
135,000	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	5.00	11/1/13	140,978
350,000	Pennsylvania State Higher Educational Facilities, Health Services (MBIA)	5.88	11/15/18	351,743
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,040,940
1,000,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,029,690
500,000	Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY)	5.50	3/15/13	516,675
375,000	Pennsylvania State Higher Educational Facilities, Widener University	3.45	7/15/10	378,769
1,455,000	Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)	5.38	6/15/12	1,488,101
60,000	Philadelphia Pennsylvania Authority for Industrial Development	5.00	8/15/09	60,891
705,000	Philadelphia Pennsylvania Authority for Industrial Development, Arbor House, Inc. Project, Series E	6.10	7/1/33	702,222
80,000	Philadelphia Pennsylvania Authority for Industrial Development, Jeanes Physicians’ Office	9.38	7/1/10	80,950
620,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Reider House Project, Series A	6.10	7/1/33	617,557
585,000	Philadelphia Pennsylvania Authority for Industrial Development, Senior Living Revenue, Saligman House Project, Series C	6.10	7/1/33	582,695
70,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.00	8/15/10	71,037
60,000	Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House Project	5.10	8/15/11	60,846
250,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	253,008
2,500,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,528,300
800,000	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	801,048
950,000	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,042,188
1,000,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,045,560
135,000	Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family (FHA)	5.45	2/1/23	135,078
840,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	832,188
735,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	728,165
35,000	Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT (GNMA/FNMA)	5.95	10/1/29	35,138
See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$325,000	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	$327,369
50,000	Rose Tree Media Pennsylvania School District (FGIC)	4.40	2/15/11	50,636
250,000	Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue (FGIC)	5.13	7/1/16	252,660
1,000,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,128,100
30,000	Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM	5.40	1/1/11	31,188
15,000	Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM	6.60	5/1/08	15,056
165,000	Williamsport Pennsylvania Housing Authority, Multi-Family (FHA/MBIA)	5.25	1/1/15	166,564
500,000	York County Pennsylvania Industrial Development Authority Water Facilities Revenue, York Water County Project	3.60	5/15/09	500,585
280,000	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	281,784
70,000	York Pennsylvania Housing Corp., Mortgage Revenue, Series A	6.88	11/1/09	70,205
40,000	York Township Pennsylania Water & Sewer, ETM	6.00	8/1/13	42,927

				66,679,339

	Puerto Rico— 0.0%
244,946	University of Puerto Rico Revenues	5.50	6/1/12	245,460

	Rhode Island— 0.4%
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/16	109,413
105,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/17	108,976
110,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/18	112,806
120,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/19	122,248
125,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/20	126,583
130,000	Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza Project, AMT (FNMA)	5.70	9/1/21	130,683
555,000	Providence Rhode Island Redevelopment Agency, Certificates of Participation, Series A (RADIAN)	3.13	9/1/08	556,054
880,000	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	905,872
215,000	Rhode Island State Health & Educational Building Corp. Revenue, Capital Appreciation Higher Education, Project B, Zero Coupon (BIG) (c)	5.64	11/1/12	169,325

				2,341,960

	South Carolina— 0.5%
1,020,000	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	1,109,250
1,250,000	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,363,775
615,000	South Carolina Jobs Economic Development Authority Revenue, AMT	5.05	6/1/08	615,658
22,000	South Carolina Jobs Economic Development Authority, Westminster Presbyterian	5.13	11/15/08	22,097

				3,110,780

	South Dakota— 0.1%
500,000	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	562,755

	Tennessee— 0.7%
50,000	Greenville Tennessee Health & Educational Facilities, ETM	8.70	10/1/09	53,102
320,000	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	342,640
1,745,000	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,749,921
1,100,000	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	1,216,259

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Tennessee (Continued)
$640,000	Tennessee State School Board Authority, Series B, ETM	5.00	5/1/09	$644,627

				4,006,549

	Texas— 4.2%
910,000	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	965,219
340,000	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	352,747
187,000	Blanket Texas Independent School District, Public Facility Corp. Lease Revenue	5.90	1/1/10	190,852
100,000	Brazoria County Texas Municipal Utilities District No. 6 (RADIAN)	7.00	9/1/09	105,525
190,000	Brenham Texas, Certificates of Obligation (FSA)	5.38	8/15/15	203,585
97,385	Capital Area Housing Finance Corp. Mortgage Revenue, IDK Partners II, Class A	6.50	11/1/19	98,862
295,000	Dallas Texas, GO	5.13	2/15/12	300,593
320,000	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	325,091
5,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/08	5,000
55,000	Del Rio Texas, GO (Asset GTY)	7.50	4/1/09	55,000
5,000	Del Rio Texas, GO (Asset GTY)	6.50	4/1/10	5,000
5,000	Del Rio Texas, GO (Asset GTY)	5.55	4/1/11	5,000
5,000	Del Rio Texas, GO (Asset GTY)	5.65	4/1/13	5,000
5,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/16	5,000
65,000	Del Rio Texas, GO (Asset GTY)	5.75	4/1/17	65,000
5,000	Denison Texas Hospital Authority Hospital Revenue, ETM	7.13	7/1/08	5,065
600,000	Eagle Mountain & Saginaw Texas Independent School District, Series B (PSF)	4.30	8/15/24	576,090
130,000	Edgewood Texas Independent School District	4.90	8/15/08	131,438
130,000	Edgewood Texas Independent School District	5.00	8/15/09	131,486
140,000	Edgewood Texas Independent School District	5.00	8/15/10	141,600
160,000	Edgewood Texas Independent School District	5.25	8/15/13	161,974
75,000	Garland Texas, Certificates of Obligation	5.75	2/15/18	77,534
500,000	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	526,085
120,000	Harris County Texas Hospital District Mortgage Revenue (MBIA)	7.40	2/15/10	124,798
290,000	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	298,462
120,000	Harris County Texas Municipal Utilities District No. 368 (RADIAN)	7.00	9/1/14	130,002
296,000	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	306,144
100,000	Houston Texas Apartment Systems Revenue, ETM	7.60	7/1/10	105,723
35,000	Houston Texas Sewer System Revenue, ETM	6.38	10/1/08	35,793
10,000	Kleberg County Texas Hospital Revenue, ETM	8.00	7/1/08	10,147
400,000	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	410,264
1,730,000	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,753,684
65,000	Northeast Hospital Authority Texas Revenue, ETM	8.00	7/1/08	65,975
5,167	Odessa Texas Housing Finance Corp. Single Family (FNMA)	8.45	11/1/11	5,189
35,000	Panhandle Texas Regulation Housing Finance, AMT (GNMA)	7.50	5/1/24	35,062
620,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	620,353
525,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	519,204
805,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	788,852
845,000	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	822,320
635,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	747,287

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Texas (Continued)
$1,945,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	$2,751,086
2,345,000	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,121,547
40,000	Southeast Texas Hospital Finance, ETM	6.50	5/1/09	40,916
250,000	Texas State Public Finance Authority Building Revenue, General Services, Series A (AMBAC)	5.50	2/1/12	253,035
500,000	Texas State Public Finance Authority, GO	5.25	10/1/09	500,000
500,000	Texas Water Development Board Revenue, Series B	5.75	7/15/12	524,835
1,895,000	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,872,809
1,970,000	Waxahachie, Texas (AMBAC)	4.00	8/1/19	1,917,342
585,000	Waxahachie, Texas (AMBAC)	4.20	8/1/22	558,839
580,000	Waxahachie, Texas (AMBAC)	4.25	8/1/23	544,498
1,240,000	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,145,140
200,000	Ysleta Texas Independent School District Public Facilities Corp. Lease Revenue (AMBAC)	4.75	11/15/12	205,190

				24,653,242

	Utah— 1.1%
525,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	535,048
410,000	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	407,938
3,000,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,078,210
1,200,000	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	1,171,968
800,000	Utah Housing Corp., Single Family Mortgage Revenue	4.63	7/1/27	772,344
615,000	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	618,223
5,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.05	7/1/12	5,010
10,000	Utah State Housing Finance Agency, Single Family Mortgage (FHA/ VA MTGS)	5.50	7/1/16	10,011
40,000	Utah State Housing Finance Agency, Single Family Mortgage, AMT (FHA/ VA MTGS)	5.40	7/1/20	39,549
20,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT (FHA/ VA MTGS)	5.40	7/1/16	20,060
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT (FHA/ VA MTGS)	5.20	7/1/11	10,004
10,000	Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT (FHA/ VA MTGS)	5.25	7/1/11	10,005
5,000	Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT (FHA/ VA MTGS)	5.25	7/1/12	5,018

				6,683,388

	Vermont— 0.0%
175,000	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Prerefunded 7/1/08 @ 101	5.75	7/1/13	178,369

	Virginia— 0.2%
395,000	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	401,775
165,000	Chesterfield County Virginia Industrial Development Authority	5.20	7/1/19	166,168
225,000	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	228,438
160,000	Richmond Virginia Metro Authority Expressway Revenue, ETM	7.00	10/15/13	178,651

				975,032

	Washington— 1.5%
250,000	Bellingham Washington Housing Authority Revenue, Cascade Meadows (MBIA)	4.88	11/1/15	250,662
1,765,000	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	2,022,990
1,340,000	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/08	1,352,810

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Washington (Continued)
$1,615,000	Seattle Washington New Public Housing Authority (U.S. Govt GTD)	4.88	8/1/09	$1,676,128
115,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A (Standby LOC)	5.75	4/1/28	110,646
245,000	Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A	5.63	4/1/28	226,868
470,000	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A, (GNMA)	6.35	8/20/39	499,079
615,000	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101 (RADIAN)	5.85	7/1/12	645,190
1,500,000	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,528,470
135,000	Washington State Housing Revenue, Crista Ministries Project (LOC)	5.10	7/1/10	135,436
240,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.10	1/1/14	234,269
200,000	Washington State Housing Revenue, Presbyterian Ministries (ACA)	5.30	1/1/19	190,990
200,000	Washington State, Series A, GO	5.25	7/1/12	201,092

				9,074,630

	West Virginia— 0.6%
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.55	9/1/08	55,248
55,000	Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp. Project (Standby LOC)	5.70	9/1/09	55,257
155,000	Harrison County West Virginia, County Community Special Obligation, Series A, ETM	6.25	5/15/10	162,840
205,000	Kanawha County West Virginia Building Community Revenue, Charleston Area Medical Center Project, ETM	6.60	12/1/08	211,570
115,000	Kanawha County West Virginia Single Family Mortgage Revenue, ETM (FGIC)	7.40	12/1/10	121,553
1,410,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,395,745
800,000	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	777,952
1,000,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,012,540

				3,792,705

	Wisconsin— 1.3%
100,000	Hortonville Wisconsin School District, Prerefunded 4/1/08 @ 100 (AMBAC)	4.90	4/1/11	100,000
800,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/13	829,696
835,000	Plymouth Wisconsin School District (MBIA)	4.00	4/1/14	863,799
975,000	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	953,501
230,000	Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)	5.30	9/20/18	230,271
970,000	Wisconsin Housing & Economic Development Authority, Series C (MBIA)	4.60	11/1/11	997,403
3,000,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)	5.60	7/15/22	3,085,830
170,000	Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A (MBIA)	5.20	8/15/08	171,498
80,000	Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC)	5.75	2/1/12	80,454

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - March 31, 2008 (Unaudited)

Shares or Principal Amount		Rate %	Maturity Date	Value
	Municipal Bonds (Continued)
	Wisconsin (Continued)
$135,000	Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC)	6.00	2/1/17	$134,730

				7,447,182

	Total Municipal Bonds			521,236,426

	Taxable Municipal Bonds— 3.4%
	Georgia— 0.2%
1,175,000	Fulton County Georgia Development Authority	5.75	3/1/14	1,197,478

	Illinois— 0.9%
5,250,000	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	5,048,558

	Ohio— 1.7%
5,660,000	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B	5.00	10/15/15	5,749,371
1,300,000	Summit County Ohio Port Authority Revenue	5.40	11/15/10	1,308,918
3,000,000	Summit County Ohio Port Authority, Building Fund Program, Development Revenue	6.25	5/15/26	2,965,530

				10,023,819

	Virginia— 0.6%
4,740,000	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A (a)	5.50	9/1/34	3,572,206

	Total Taxable Municipal Bonds			19,842,061

	Money Market Mutual Fund— 2.6%
15,095,443	Blackrock Muni Fund (b)	2.33		15,095,443

	Total Money Market Mutual Fund			15,095,443

	Total Investments (cost $598,126,224) (d) — 98.8%			579,324,994
	Other assets in excess of liabilities — 1.2%			7,111,847

	Net Assets — 100.0%			$586,436,841

(a)	Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security. The rate reflected in the Portfolio of Investments is the rate in effect on March 31, 2008. The maturity date represents actual maturity date.
(c)	Rate disclosed represents effective yield at purchase.
(d)	Represents cost for financial reporting purposes.

ACA – American Capital Access

ADFA/ADED – Arkansas Development Finance Authority

AMBAC – American Municipal Bond Assurance Corp.

AMT – Alternative Minimum Tax

BIG – Business Installations and Equipment Loan Guarantee

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corp.

FHLB – Federal Home Loan Bank

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

GTY – Guaranty

GTY AGMT – Insured by Guarantor Agreement

HUD – Housing and Urban Development

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - March 31, 2008 (Unaudited)

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – Insured Bond Certificate

MGIC – Mortgage Guarantee Insurance Corporation

MTGS – Mortgages

PSF – Permanent School Fund

RADIAN – Radian Group, Inc.

SONYMA – State of New York Mortgage Agency

SUB – Subordinate Bond

UPMC – University of Pittsburg Medical Center

VA – Veterans Association

XLCA – XL Capital Assurance, Inc.

See accompanying notes to portfolio of investments

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolio of Investments — March 31, 2008

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-ended management series investment company. The Trust is a Delaware Statutory business trust which was organized on December 15, 1994. The Trust currently offers nine separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees or (“Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair Value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio net asset value is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio may use a systematic valuation model provided by an independent third party to fair value their international securities.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principals from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2008, the Trust does not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the period.

B. Securities Transactions and Investment Income. For financial reporting purposes, portfolio security transactions are reported on trade date. However, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

3. LOANS OF PORTFOLIO SECURITIES. During the period the Value Equity Portfolio, Growth Equity Portfolio, Small Capitalization Portfolio, Fixed Income Portfolio, Fixed Income II Portfolio, and Fixed Income Opportunity Portfolio loaned their securities pursuant to a securities lending agreement (“Lending Agreement”) with State Street Bank (“SSB”). Each Portfolio will limit its lending activity to 33 1/3% of its total assets. Securities loans made pursuant to the Lending Agreement must maintain loan collateral with SSB at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Initial value of loan collateral shall be no less than 102% of the market value of the loaned securities plus the accrued interest on debt securities. SSB shall, in accordance with SSB’s reasonable and customary practices, mark loaned securities and collateral to their market value each business day based upon the market value of the collateral and the loaned securities at the close of business employing the most recently available pricing information and receive and deliver collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. According to the terms of the lending agreement, each Portfolio retains 70% of the income generated from the lending of its securities. All such investments are made at the risk of the Portfolios and, as such, the Portfolios are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or re-pledged. Net income earned on the investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Portfolios in accordance with the Lending Agreement.

In the event of bankruptcy of the borrower, the retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at March 31, 2008 was as follows:

Portfolio	Value of Collateral	Value of Securities Loaned
Growth Portfolio	$4,504,477	$4,466,545
Small Cap Portfolio	3,029,236	2,917,564

Cash collateral received for securities on loan was invested in the State Street Navigator Securities Lending Prime Portfolio, a registered 2(a)-7 money market fund. Pursuant to the registration statement of this portfolio, it has been established exclusively for the investment of cash collateral on behalf of funds participating in State Street’s securities lending program. Its average duration is restricted to 90 days or less. All investments will qualify as “eligible securities” within the meaning of Rule 2(a)-7 of the Investment

Companies Act of 1940. The portfolio will seek to maintain a stable net asset value per share of $1.00 by valuing its portfolio using amortized cost method and will comply with the requirements of Rule 2(a)-7. The value of the investments in the State Street Navigator Securities Lending Prime Portfolio as of March 31, 2008 was as follows:

Portfolio	Fair Value
Growth Portfolio	$4,504,477
Small Cap Portfolio	2,781,781

4. FEDERAL INCOME TAX INFORMATION. As of March 31, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$1,091,288,935	$107,454,073	$(102,186,707)	$5,267,366
Growth Portfolio	1,549,949,873	265,435,588	(80,119,122)	185,316,466
Small Cap Portfolio	614,164,933	82,437,823	(64,357,283)	18,080,540
International Portfolio	1,597,401,942	347,446,239	(88,158,879)	259,287,360
Fixed Income Portfolio	286,650,162	1,096,352	(11,975,377)	(10,879,025)
Fixed Income II Portfolio	301,022,249	3,446,584	(6,597,567)	(3,150,983)
Fixed Opportunity Portfolio	157,368,140	311,462	(5,435,074)	(5,123,612)
Short-Term Municipal Portfolio	33,437,122	642,145	(6,192)	635,953
Intermediate Municipal Portfolio	597,226,098	7,672,725	(25,573,829)	(17,901,104)

The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date May 29, 2008

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date May 29, 2008